As filed with the SEC on April 30, 2019

Registration No. 333-127346

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No. 88	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE
ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE

COMPANY

(name of depositor)

640 Fifth Ave

New York, New York 10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number: 1-800-544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐                      immediately upon filing pursuant to paragraph (b) of rule 485

☒                    on April 30, 2019, pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a) (1) of rule 485

☐                      on          , pursuant to paragraph (a) (1) of rule 485

☐                      75 days after filing pursuant to paragraph (a) (2) of rule 485                     Page   of

☐                      on            , pursuant to paragraph (a) (2) of rule 485                                           Exhibit Index Appears on Page

Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individuals or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 61 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity® VIP Asset Manager, Fidelity® VIP Asset Manager: Growth, Fidelity® VIP Balanced, Fidelity® VIP Bond Index, Fidelity® VIP ContrafundSM , Fidelity® VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity® VIP Dynamic Capital Appreciation, Fidelity® VIP Emerging Markets, Fidelity® VIP Equity-Income, Fidelity® VIP Extended Market Index (sub-advised by Geode), Fidelity® VIP Floating Rate High Income, Fidelity® VIP Government Money Market, Fidelity® VIP Growth, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500 (sub-advised by Geode), Fidelity® VIP International Capital Appreciation, Fidelity® VIP International Index (sub-advised by Geode), Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Strategic Income, Fidelity® VIP Total Market Index (sub-advised by Geode), Fidelity® VIP Value, and Fidelity® VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 60%, Fidelity® VIP FundsManager® 70%, Fidelity® VIP FundsManager® 85%, Fidelity® VIP Investor FreedomSM 2005, Fidelity® VIP Investor FreedomSM 2010, Fidelity® VIP Investor FreedomSM 2015, Fidelity® VIP Investor FreedomSM 2020, Fidelity® VIP Investor FreedomSM 2025, Fidelity® VIP Investor FreedomSM 2030, and Fidelity® VIP Investor Freedom IncomeSM.

Others are managed by Fidelity SelectCo, LLC, an affiliate of FMR: Fidelity® VIP Communication Services, Fidelity® VIP Consumer Discretionary, Fidelity® VIP Consumer Staples, Fidelity® VIP Energy, Fidelity® VIP Financial Services, Fidelity® VIP Health Care, Fidelity® VIP Industrials, Fidelity® VIP Materials, Fidelity® VIP Real Estate, Fidelity® VIP Technology, and Fidelity® VIP Utilities.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

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Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's website at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences, or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2019. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 90.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Fidelity® VIP Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US:  1-800-544-2442

Date: April 30, 2019

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About The Contract
Purchase of a Contract	8
Free Look Privilege	10
Investment Allocation of Your Purchase Payment	10
Making Exchanges Among Investment Options	11
Accumulation Units	13
Withdrawals	13
Systematic Withdrawal Program	14
Postponement of Payment	14
Signature Guarantee or Customer Authentication	14
Charges	15
Automatic Transfer to the Government Money Market Investment Option Upon Due Proof of Death	15
Required Distributions on Death of Owner	15
Annuity Date	16
Annuity Income	16
Contracts Owned by Trusts	17
Contracts Owned Under UGMA/UTMA Arrangements	17
Abandoned Property	18
Reports to Owners	18
Tax Considerations	18
Other Contract Provisions
Selling the Contracts	24
Automatic Annuity Builder	24
Dollar Cost Averaging	24
Automatic Rebalancing	24
Special Provisions for Sales Under Sponsored Arrangements	24
More About the Investment Options and the Funds
Changes in Investment Options	25
Total Return for an Investment Option	25
Voting Rights	25
Resolving Material Conflicts	26
Litigation	26
Appendix A: Table of Accumulation Unit Values	27
Appendix B: Table of Accumulation Unit Values	48
Appendix C: Table of Accumulation Unit Values	69
Table of Contents of the Statement of Additional Information	90

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 61 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

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Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. See Automatic Transfer to Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 90th birthday. (Please note federal tax law does not allow a civil union partner to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

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Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A   Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20	%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25	%B

B   You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.07%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$235	$724	$1,240	$2,656

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Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company®. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Ave, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 61 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY®
Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity® VIP Bond Index Portfolio	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity Management & Research Company
Fidelity® VIP Communication Services Portfolio*	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP ContrafundSM Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity® VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity® VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity® VIP Energy Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity® VIP Extended Market Index Portfolio	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity® VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity® VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity® VIP FundsManager® 50% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity® VIP FundsManager® 70% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity® VIP FundsManager® 85% Portfolio	Seeks high total return	FMR Co., Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Government Money Market Portfolio	Seeks a high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity® VIP Health Care Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity® VIP Industrials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity® VIP International Index Portfolio	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity® VIP Investor FreedomSM 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity® VIP Investor FreedomSM 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity® VIP Investor FreedomSM 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity® VIP Investor FreedomSM 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity® VIP Investor FreedomSM 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity® VIP Investor FreedomSM 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity® VIP Investor Freedom IncomeSM Portfolio	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity® VIP Materials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity SelectCo, LLC
Fidelity® VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity® VIP Technology Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP Total Market Index Portfolio	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity® VIP Utilities Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity® VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity® VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY**
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products

VIT refers to Variable Insurance Trust

*  Prior to December 1, 2018, the fund was named Fidelity® VIP Telecommunications Portfolio.

**  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visit Fidelity.com.

Facts About The Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions

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in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.). Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

•  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•  The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

•  We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

•  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

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You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

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You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies;

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and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts.

Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

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In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Government Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option.

The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

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If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership;

2.  Any circumstances where we deem it necessary for your protection.

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You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax.

(4)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5)  Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract), we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the

1  The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000 (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.).

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life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)  The guaranteed annuity income purchase rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

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The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes.

•  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

•  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

•  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

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When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

•  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

•  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

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(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

•  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

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If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

•  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

•  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option described in Required Distributions on Death of Owner, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

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•  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

After the Contract Date and before annuity income payments begin, you may assign the Contract. There may be special income tax issues if you make an assignment to a person who is not your spouse. You should consult your tax advisor before assigning your Contract.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the contract is transferred. You should consult your tax advisor before making such a transfer.

•  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

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•  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) assign the Contract; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, any withdrawals (including surrenders), assignments, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

There may be special income tax issues if you make an assignment to a person who is not your spouse.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2.  Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the

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Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. You may assign the Contract at any time during the lifetime of the Owner and before the Annuity Date. Assignments will be subject to all payments made and actions taken by the Company before a signed copy of the assignment form is received by the Company at the Annuity Service Center. Assignments may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

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SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Government Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect

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group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

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Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	20.20	19.07	466,222
2017	17.77	20.20	488,360
2016	17.30	17.77	530,066
2015	17.33	17.30	671,851
2014	16.43	17.33	584,819
2013	14.25	16.43	500,718
2012	12.70	14.25	459,012
2011	13.09	12.70	492,789
2010	11.49	13.09	487,950
2009	8.93	11.49	405,699

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	21.20	19.51	250,523
2017	17.91	21.20	292,788
2016	17.54	17.91	252,445
2015	17.58	17.54	305,255
2014	16.66	17.58	232,315
2013	13.66	16.66	190,982
2012	11.86	13.66	183,392
2011	12.69	11.86	191,584
2010	10.94	12.69	181,484
2009	8.27	10.94	252,402

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Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	24.22	23.12	3,901,011
2017	20.88	24.22	3,779,792
2016	19.53	20.88	3,418,707
2015	19.48	19.53	3,195,089
2014	17.72	19.48	2,304,078
2013	14.86	17.72	1,784,255
2012	12.96	14.86	1,343,512
2011	13.49	12.96	1,117,002
2010	11.46	13.49	1,144,131
2009	8.30	11.46	1,359,362

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	10.19	172,075

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	16.66	15.72	97,949
2017	16.39	16.66	68,990
2016	13.39	16.39	188,954
2015	13.12	13.39	113,727
2014	12.71	13.12	67,781
2013	10.50	12.71	76,489
2012	8.78	10.50	33,944
2011	8.98	8.78	37,130
2010	7.66	8.98	39,786
2009	5.20	7.66	23,856

*  Prior to 12/1/2018, the subaccount was named Fidelity VIP Telecommunications

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Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	29.83	29.41	266,679
2017	24.50	29.83	203,041
2016	23.36	24.50	236,241
2015	22.38	23.36	312,442
2014	20.47	22.38	158,705
2013	14.55	20.47	254,873
2012	12.01	14.55	113,540
2011	12.26	12.01	67,656
2010	9.37	12.26	91,096
2009	6.80	9.37	34,526

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	26.95	22.61	292,851
2017	23.60	26.95	376,751
2016	22.82	23.60	457,452
2015	20.91	22.82	404,182
2014	18.14	20.91	385,753
2013	14.94	18.14	348,569
2012	12.99	14.94	293,914
2011	12.05	12.99	205,182
2010	10.49	12.05	72,649
2009	8.72	10.49	85,385

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	27.21	25.38	2,720,042
2017	22.39	27.21	2,905,347
2016	20.80	22.39	3,154,726
2015	20.73	20.80	3,329,952
2014	18.58	20.73	3,162,833
2013	14.20	18.58	2,993,753
2012	12.24	14.20	2,979,190
2011	12.60	12.24	2,832,730
2010	10.79	12.60	2,874,419
2009	7.97	10.79	3,109,567

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Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	21.35	18.51	392,040
2017	20.02	21.35	404,054
2016	16.38	20.02	567,755
2015	16.75	16.38	478,723
2014	15.97	16.75	434,053
2013	11.59	15.97	496,502
2012	9.77	11.59	330,290
2011	9.92	9.77	326,561
2010	7.93	9.92	277,713
2009	6.51	7.93	240,231

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	28.73	27.22	160,089
2017	23.28	28.73	170,194
2016	22.70	23.28	201,706
2015	22.48	22.70	275,802
2014	20.34	22.48	276,890
2013	14.72	20.34	221,320
2012	12.05	14.72	145,304
2011	12.40	12.05	103,803
2010	10.51	12.40	106,366
2009	7.75	10.51	103,319

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	11.64	9.52	393,603
2017	7.92	11.64	457,352
2016	7.71	7.92	189,646
2015	8.59	7.71	188,071
2014	8.50	8.59	145,995
2013	8.21	8.50	152,509
2012	7.21	8.21	170,433
2011	9.15	7.21	218,046
2010	7.79	9.15	231,236
2009	4.45	7.79	368,382

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Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	16.27	12.23	205,900
2017	16.74	16.27	297,592
2016	12.55	16.74	408,959
2015	15.84	12.55	410,783
2014	18.18	15.84	302,201
2013	14.66	18.18	240,918
2012	14.01	14.66	300,225
2011	14.79	14.01	387,562
2010	12.43	14.79	389,296
2009	8.43	12.43	494,209

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	21.80	19.92	847,045
2017	19.37	21.80	956,485
2016	16.47	19.37	1,071,424
2015	17.21	16.47	1,038,879
2014	15.88	17.21	997,584
2013	12.44	15.88	1,029,400
2012	10.63	12.44	975,138
2011	10.57	10.63	898,183
2010	9.21	10.57	851,325
2009	7.10	9.21	950,336

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	8.43	76,817

*  Period from 06/08/18 to 12/31/18

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Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	14.83	12.46	445,042
2017	12.27	14.83	547,915
2016	10.38	12.27	420,805
2015	10.80	10.38	414,497
2014	9.78	10.80	358,119
2013	7.33	9.78	335,790
2012	5.73	7.33	253,554
2011	7.22	5.73	161,298
2010	6.75	7.22	179,835
2009	5.31	6.75	180,299

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	11.15	11.10	907,133
2017	10.78	11.15	671,560
2016	9.90	10.78	605,790
2015	9.93	9.90	488,740
2014	10.00	9.93	386,681

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	15.38	15.08	2,074,072
2017	14.36	15.38	2,307,145
2016	14.00	14.36	2,410,887
2015	14.04	14.00	2,522,479
2014	13.52	14.04	2,635,453
2013	12.83	13.52	2,488,845
2012	12.18	12.83	2,558,921
2011	11.94	12.18	2,408,197
2010	11.13	11.94	1,609,732
2009	10.12	11.13	1,548,871

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Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	17.98	17.00	4,194,491
2017	15.75	17.98	4,225,787
2016	15.15	15.75	4,286,814
2015	15.17	15.15	4,212,340
2014	14.47	15.17	4,105,859
2013	12.62	14.47	3,768,016
2012	11.49	12.62	3,274,891
2011	11.57	11.49	3,187,643
2010	10.36	11.57	2,809,470
2009	8.73	10.36	3,476,459

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	17.22	16.07	2,961,242
2017	14.76	17.22	2,921,548
2016	14.12	14.76	2,694,509
2015	14.09	14.12	2,762,791
2014	13.40	14.09	2,594,035
2013	11.33	13.40	2,052,278
2012	10.18	11.33	1,675,436
2011	10.41	10.18	1,559,976
2010	9.19	10.41	1,192,273
2009	7.52	9.19	990,680

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	19.16	17.68	3,486,912
2017	16.11	19.16	3,405,639
2016	15.39	16.11	3,369,847
2015	15.35	15.39	3,492,661
2014	14.64	15.35	3,283,553
2013	12.05	14.64	3,017,302
2012	10.67	12.05	2,946,582
2011	11.02	10.67	2,990,278
2010	9.66	11.02	2,834,303
2009	7.78	9.66	3,706,653

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Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	19.81	18.01	1,068,989
2017	16.13	19.81	1,039,181
2016	15.31	16.13	1,076,450
2015	15.28	15.31	1,100,499
2014	14.55	15.28	995,448
2013	11.42	14.55	1,082,955
2012	10.04	11.42	1,092,946
2011	10.62	10.04	1,307,899
2010	9.16	10.62	1,394,467
2009	7.15	9.16	1,696,646

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	11.38	11.53	5,307,876
2017	11.33	11.38	3,881,424
2016	11.34	11.33	4,137,880
2015	11.37	11.34	3,245,626
2014	11.39	11.37	3,062,117
2013	11.42	11.39	3,745,046
2012	11.44	11.42	3,242,057
2011	11.46	11.44	3,672,407
2010	11.46	11.46	3,953,780
2009	11.41	11.46	7,477,379

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	28.63	28.49	709,102
2017	21.26	28.63	679,044
2016	21.16	21.26	575,873
2015	19.81	21.16	621,533
2014	17.86	19.81	612,196
2013	13.14	17.86	522,427
2012	11.50	13.14	564,761
2011	11.51	11.50	563,915
2010	9.30	11.51	489,246
2009	7.28	9.30	543,926

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Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	25.66	23.28	455,168
2017	22.02	25.66	558,862
2016	19.04	22.02	589,285
2015	19.54	19.04	592,783
2014	17.75	19.54	595,231
2013	13.33	17.75	465,740
2012	11.28	13.33	341,146
2011	11.14	11.28	306,794
2010	9.73	11.14	216,374
2009	7.67	9.73	217,585

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	29.00	32.51	408,301
2017	21.63	29.00	344,541
2016	21.63	21.63	352,233
2015	20.55	21.63	535,481
2014	18.38	20.55	240,478
2013	13.37	18.38	296,783
2012	11.21	13.37	350,576
2011	11.00	11.21	286,628
2010	8.92	11.00	184,379
2009	6.14	8.92	203,459

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	39.79	42.75	703,161
2017	31.92	39.79	675,369
2016	35.75	31.92	772,836
2015	33.72	35.75	1,055,910
2014	25.47	33.72	957,559
2013	16.37	25.47	780,433
2012	13.60	16.37	351,246
2011	12.59	13.60	317,692
2010	10.77	12.59	174,751
2009	8.15	10.77	181,944

PRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	20.69	19.92	800,662
2017	19.40	20.69	946,794
2016	16.96	19.40	1,090,587
2015	17.66	16.96	1,011,722
2014	17.50	17.66	1,028,285
2013	16.56	17.50	1,224,367
2012	14.53	16.56	1,145,383
2011	14.03	14.53	806,025
2010	12.33	14.03	677,362
2009	8.60	12.33	866,758

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	27.09	25.81	3,418,979
2017	22.32	27.09	3,444,521
2016	20.00	22.32	3,075,890
2015	19.79	20.00	2,686,377
2014	17.47	19.79	2,188,431
2013	13.24	17.47	1,849,317
2012	11.45	13.24	1,517,265
2011	11.25	11.45	1,302,306
2010	9.81	11.25	1,351,965
2009	7.76	9.81	1,543,250

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	35.28	29.85	190,766
2017	29.46	35.28	231,237
2016	25.52	29.46	239,694
2015	26.10	25.52	220,014
2014	24.65	26.10	217,999
2013	17.68	24.65	264,569
2012	14.82	17.68	142,384
2011	15.59	14.82	172,395
2010	11.93	15.59	190,438
2009	8.54	11.93	196,409

PRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	20.90	18.17	542,007
2017	15.37	20.90	538,344
2016	15.88	15.37	435,543
2015	15.43	15.88	402,078
2014	15.04	15.43	279,483
2013	12.41	15.04	174,963
2012	9.89	12.41	145,803
2011	11.34	9.89	142,623
2010	9.83	11.34	178,481
2009	6.33	9.83	238,525

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	8.64	97,886

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	16.38	16.24	1,956,433
2017	15.76	16.38	2,052,327
2016	15.08	15.76	1,856,101
2015	15.23	15.08	1,656,938
2014	14.42	15.23	1,485,744
2013	14.72	14.42	1,409,215
2012	13.95	14.72	1,988,347
2011	13.04	13.95	1,859,505
2010	12.12	13.04	1,789,979
2009	10.50	12.12	2,837,827
PRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	17.92	17.34	95,995
2017	16.19	17.92	92,631
2016	15.47	16.19	101,395
2015	15.56	15.47	101,024
2014	14.96	15.56	101,126
2013	13.67	14.96	131,067
2012	12.50	13.67	87,410
2011	12.53	12.50	87,682
2010	11.27	12.53	113,895
2009	9.21	11.27	104,387

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	19.51	18.67	166,943
2017	17.30	19.51	174,516
2016	16.47	17.30	178,394
2015	16.57	16.47	195,989
2014	15.88	16.57	246,791
2013	14.04	15.88	282,377
2012	12.59	14.04	347,879
2011	12.66	12.59	345,940
2010	11.25	12.66	374,841
2009	9.09	11.25	350,862

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	20.31	19.24	249,084
2017	17.70	20.31	255,828
2016	16.77	17.70	280,611
2015	16.87	16.77	284,143
2014	16.16	16.87	306,382
2013	14.17	16.16	323,494
2012	12.67	14.17	342,141
2011	12.75	12.67	313,644
2010	11.30	12.75	388,353
2009	9.05	11.30	440,597

PRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	20.64	19.36	670,080
2017	17.75	20.64	764,708
2016	16.78	17.75	691,115
2015	16.88	16.78	673,877
2014	16.16	16.88	738,008
2013	13.97	16.16	806,455
2012	12.36	13.97	647,317
2011	12.53	12.36	560,000
2010	10.97	12.53	557,435
2009	8.54	10.97	658,665

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	21.86	20.37	542,319
2017	18.60	21.86	481,450
2016	17.57	18.60	432,857
2015	17.67	17.57	445,776
2014	16.87	17.67	461,770
2013	14.10	16.87	331,992
2012	12.28	14.10	298,240
2011	12.60	12.28	236,422
2010	10.91	12.60	152,231
2009	8.42	10.91	159,540

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	22.15	20.36	609,488
2017	18.37	22.15	600,979
2016	17.29	18.37	529,049
2015	17.39	17.29	519,399
2014	16.63	17.39	510,658
2013	13.70	16.63	454,387
2012	11.89	13.70	340,619
2011	12.26	11.89	291,112
2010	10.58	12.26	250,310
2009	8.06	10.58	257,195

PRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	16.45	16.08	134,060
2017	15.21	16.45	158,181
2016	14.60	15.21	166,711
2015	14.69	14.60	182,279
2014	14.19	14.69	231,814
2013	13.49	14.19	245,883
2012	12.70	13.49	222,437
2011	12.53	12.70	131,092
2010	11.69	12.53	132,369
2009	10.20	11.69	136,988

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	23.33	17.77	92,480
2017	18.56	23.33	142,444
2016	16.61	18.56	115,329
2015	18.31	16.61	117,186
2014	18.30	18.31	135,766
2013	15.03	18.30	147,248
2012	12.55	15.03	159,551
2011	13.72	12.55	188,252
2010	10.71	13.72	228,051
2009	6.03	10.71	270,772

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	29.00	24.70	904,544
2017	24.08	29.00	992,201
2016	21.53	24.08	1,031,233
2015	21.90	21.53	1,117,257
2014	20.68	21.90	1,027,358
2013	15.23	20.68	1,122,543
2012	13.31	15.23	1,069,589
2011	14.94	13.31	1,128,299
2010	11.63	14.94	1,284,840
2009	8.33	11.63	1,199,127

PRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	18.22	15.47	565,027
2017	14.03	18.22	667,900
2016	14.83	14.03	582,747
2015	14.36	14.83	655,457
2014	15.68	14.36	592,423
2013	12.05	15.68	643,468
2012	10.02	12.05	572,943
2011	12.14	10.02	628,038
2010	10.76	12.14	606,635
2009	8.53	10.76	736,145

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	23.62	22.07	277,989
2017	22.77	23.62	323,226
2016	21.61	22.77	400,271
2015	20.90	21.61	420,792
2014	16.12	20.90	399,973
2013	15.87	16.12	331,356
2012	13.44	15.87	348,751
2011	12.47	13.44	271,652
2010	9.60	12.47	292,248
2009	6.99	9.60	240,396

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	19.61	19.05	1,694,552
2017	18.24	19.61	1,932,454
2016	16.90	18.24	1,825,827
2015	17.23	16.90	1,902,656
2014	16.68	17.23	1,981,215
2013	16.68	16.68	2,102,215
2012	15.13	16.68	2,577,377
2011	14.51	15.13	2,305,237
2010	13.27	14.51	2,004,403
2009	10.22	13.27	2,269,372

PRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	43.08	39.67	487,067
2017	28.68	43.08	524,734
2016	25.82	28.68	408,509
2015	24.40	25.82	411,289
2014	21.87	24.40	330,878
2013	17.16	21.87	232,840
2012	14.64	17.16	255,040
2011	16.30	14.64	292,635
2010	12.80	16.30	306,784
2009	6.55	12.80	320,583

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	9.00	264,362

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	27.20	29.48	171,674
2017	23.14	27.20	150,724
2016	20.35	23.14	175,416
2015	22.87	20.35	142,365
2014	18.85	22.87	213,741
2013	15.62	18.85	154,399
2012	14.59	15.62	142,729
2011	12.93	14.59	188,688
2010	11.67	12.93	115,471
2009	10.16	11.67	134,384

PRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	23.24	19.96	317,554
2017	20.17	23.24	351,132
2016	18.07	20.17	391,786
2015	18.26	18.07	355,575
2014	16.45	18.26	300,205
2013	12.45	16.45	250,788
2012	10.33	12.45	190,076
2011	10.63	10.33	236,142
2010	9.05	10.63	221,820
2009	6.37	9.05	291,394

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	24.26	20.00	139,166
2017	20.39	24.26	169,684
2016	18.66	20.39	213,085
2015	19.30	18.66	250,722
2014	18.14	19.30	233,920
2013	13.94	18.14	277,931
2012	10.98	13.94	281,430
2011	12.09	10.98	242,927
2010	9.58	12.09	269,418
2009	6.10	9.58	279,191

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.75	12.69	1,119,768
2017		12.12	13.75	1,223,605
2016		11.69	12.12	1,194,792
2015		11.82	11.69	1,649,454
2014		11.62	11.82	1,582,407
2013		10.17	11.62	1,410,281
2012	*	9.90	10.17	397,598

*  Period from 4/30/2012 to 12/31/2012

PRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		10.38	10.39	211,770
2017		10.27	10.38	224,630
2016		10.23	10.27	231,074
2015		10.20	10.23	199,872
2014		9.89	10.20	184,437
2013		10.15	9.89	152,817
2012	*	10.05	10.15	274,923

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		11.07	11.25	366,927
2017		10.88	11.07	440,921
2016		10.60	10.88	539,053
2015		11.10	10.60	737,936
2014		10.93	11.10	816,459
2013		10.78	10.93	685,263
2012	*	10.00	10.78	377,768

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Value Core Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	14.37	12.14	161,512
2017	11.72	14.37	152,955
2016	11.00	11.72	120,833
2015	11.19	11.00	135,633
2014	11.14	11.19	134,532
2013	9.12	11.14	131,868
2012	8.03	9.12	122,449
2011	9.04	8.03	137,672
2010	8.17	9.04	130,700
2009	7.06	8.17	196,948

PRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	18.30	14.91	203,817
2017	14.32	18.30	228,309
2016	11.85	14.32	232,330
2015	14.83	11.85	283,101
2014	15.55	14.83	329,458
2013	15.75	15.55	373,977
2012	12.90	15.75	429,076
2011	15.74	12.90	454,695
2010	12.82	15.74	535,686
2009	7.55	12.82	522,571

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	19.42	18.03	267,436
2017	17.75	19.42	300,829
2016	16.09	17.75	305,440
2015	16.32	16.09	310,985
2014	15.89	16.32	363,223
2013	17.46	15.89	449,018
2012	14.84	17.46	600,159
2011	13.90	14.84	351,783
2010	12.70	13.90	302,699
2009	9.78	12.70	245,128

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	16.01	13.18	143,994
2017	11.88	16.01	133,546
2016	11.16	11.88	112,298
2015	12.53	11.16	137,508
2014	13.15	12.53	166,864
2013	13.32	13.15	177,754
2012	11.13	13.32	263,160
2011	13.65	11.13	306,952
2010	11.49	13.65	322,326
2009	6.78	11.49	435,667

PRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	14.12	13.17	52,185
2017	12.19	14.12	77,603
2016	11.58	12.19	72,315
2015	12.40	11.58	83,313
2014	12.17	12.40	129,594
2013	10.52	12.17	111,018
2012	9.27	10.52	136,982
2011	9.64	9.27	147,632
2010	9.15	9.64	159,691
2009	6.92	9.15	259,322

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		6.13	5.25	73,339
2017		6.01	6.13	80,028
2016		5.24	6.01	108,869
2015		7.07	5.24	75.497
2014		8.68	7.07	67,759
2013		10.20	8.68	92,091
2012	*	10.01	10.20	68,588

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		11.65	11.66	1,552,018
2017		11.52	11.65	1,477,169
2016		11.39	11.52	1,528,929
2015		11.38	11.39	1,626,160
2014		11.32	11.38	1,648,438
2013		11.36	11.32	1,758,880
2012		10.76	11.36	1,826,794
2011		10.67	10.76	1,711,624
2010		10.15	10.67	1,461,388
2009	*	10.00	10.15	700,545

*  Period from 09/30/2009 to 12/31/2009

PRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.15	12.83	496,507
2017		12.72	13.15	537,006
2016		12.13	12.72	608,966
2015		12.49	12.13	589,151
2014		12.15	12.49	729,366
2013		13.42	12.15	953,742
2012		12.37	13.42	1,695,675
2011		11.10	12.37	1,246,203
2010		10.29	11.10	703,568
2009	*	10.00	10.29	416,044

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.49	13.38	1,405,628
2017		12.89	13.49	1,664,860
2016		12.58	12.89	1,616,833
2015		12.56	12.58	1,602,958
2014		12.07	12.56	1,812,848
2013		12.35	12.07	2,338,627
2012		11.29	12.35	2,811,419
2011		10.93	11.29	1,929,343
2010		10.13	10.93	1,623,752
2009	*	10.00	10.13	809,004

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2018 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	24.37	23.00	89,442
2017	21.44	24.37	99,700
2016	20.86	21.44	113,540
2015	20.90	20.86	125,065
2014	19.82	20.90	156,611
2013	17.18	19.82	207,495
2012	15.32	17.18	230,515
2011	15.79	15.32	274,397
2010	13.87	15.79	252,235
2009	10.79	13.87	102,087

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	28.21	25.97	23,710
2017	23.83	28.21	22,653
2016	23.34	23.83	21,800
2015	23.40	23.34	21,800
2014	22.17	23.40	25,335
2013	18.17	22.17	23,863
2012	15.79	18.17	23,514
2011	16.88	15.79	31,956
2010	14.57	16.88	33,083
2009	11.02	14.57	8,926

PRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	33.37	31.86	276,721
2017	28.77	33.37	320,887
2016	26.91	28.77	316,155
2015	26.83	26.91	272,178
2014	24.41	26.83	265,067
2013	20.47	24.41	232,002
2012	17.85	20.47	181,757
2011	18.58	17.85	165,651
2010	15.80	18.58	155,776
2009	11.45	15.80	85,470

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	10.19	67,942

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	40.41	38.13	6,609
2017	39.76	40.41	6,191
2016	32.49	39.76	6,290
2015	31.81	32.49	5,467
2014	30.82	31.81	5,652
2013	25.48	30.82	5,545
2012	21.28	25.48	4,858
2011	21.78	21.28	6,382
2010	18.60	21.78	4,584
2009	12.62	18.60	349

*  Prior to 12/1/2018, the subaccount was named Fidelity VIP Telecommunications

PRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	53.92	53.16	6,076
2017	44.28	53.92	4,934
2016	42.23	44.28	6,954
2015	40.45	42.23	15,119
2014	37.01	40.45	11,490
2013	26.30	37.01	12,557
2012	21.71	26.30	2,480
2011	22.16	21.71	8,087
2010	16.95	22.16	16,865
2009	12.31	16.95	1,920

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	33.73	28.29	16,957
2017	29.53	33.73	25,715
2016	28.55	29.53	37,833
2015	26.16	28.55	27,762
2014	22.71	26.16	22,040
2013	18.69	22.71	25,106
2012	16.25	18.69	30,264
2011	15.07	16.25	24,376
2010	13.14	15.07	7,482
2009	10.93	13.14	1,174

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	39.20	36.56	223,839
2017	32.26	39.20	259,333
2016	29.97	32.26	297,439
2015	29.87	29.97	313,206
2014	26.77	29.87	355,281
2013	20.46	26.77	406,819
2012	17.63	20.46	411,143
2011	18.15	17.63	417,535
2010	15.55	18.15	437,973
2009	11.50	15.55	263,260

PRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	39.60	34.33	33,682
2017	37.13	39.60	37,042
2016	30.38	37.13	44,434
2015	31.08	30.38	41,255
2014	29.63	31.08	40,749
2013	21.50	29.63	49,327
2012	18.12	21.50	42,489
2011	18.41	18.12	49,881
2010	14.72	18.41	57,066
2009	12.10	14.72	24,620

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	43.40	41.13	12,088
2017	35.16	43.40	12,912
2016	34.29	35.16	15,948
2015	33.96	34.29	22,465
2014	30.73	33.96	19,861
2013	22.24	30.73	22,472
2012	18.20	22.24	11,593
2011	18.74	18.20	14,152
2010	15.90	18.74	14,231
2009	11.73	15.90	3,340

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	31.06	25.40	22,775
2017	21.14	31.06	25,583
2016	20.56	21.14	12,064
2015	22.92	20.56	21,177
2014	22.68	22.92	15,855
2013	21.89	22.68	19,854
2012	19.22	21.89	21,935
2011	24.41	19.22	29,682
2010	20.79	24.41	39,335
2009	11.88	20.79	19,594

PRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	21.66	16.28	16,697
2017	22.29	21.66	19,470
2016	16.71	22.29	28,925
2015	21.09	16.71	26,442
2014	24.21	21.09	21,661
2013	19.51	24.21	22,949
2012	18.64	19.51	28,206
2011	19.69	18.64	44,000
2010	16.56	19.69	36,449
2009	11.24	16.56	21,810

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	35.99	32.90	36,987
2017	31.98	35.99	56,081
2016	27.20	31.98	74,847
2015	28.41	27.20	70,660
2014	26.22	28.41	83,836
2013	20.53	26.22	77,003
2012	17.56	20.53	78,402
2011	17.44	17.56	76,956
2010	15.21	17.44	70,595
2009	11.73	15.21	38,033

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	8.43	12,191

*  Period from 06/08/18 to 12/31/18

PRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	37.24	31.27	20,517
2017	30.81	37.24	26,517
2016	26.06	30.81	14,694
2015	27.12	26.06	26,157
2014	24.55	27.12	15,832
2013	18.40	24.55	23,602
2012	14.37	18.40	10,294
2011	18.12	14.37	9,284
2010	16.95	18.12	20,686
2009	13.36	16.95	5,470

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	11.15	11.10	180,527
2017	10.78	11.15	149,236
2016	9.90	10.78	129,778
2015	9.93	9.90	134,318
2014	10.00	9.93	89,870

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	15.94	15.63	401,523
2017	14.88	15.94	442,959
2016	14.51	14.88	594,165
2015	14.55	14.51	710,451
2014	14.01	14.55	732,711
2013	13.30	14.01	787,318
2012	12.63	13.30	791,174
2011	12.37	12.63	811,793
2010	11.55	12.37	830,086
2009	10.51	11.55	852,461
PRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	22.47	21.24	613,277
2017	19.68	22.47	656,596
2016	18.93	19.68	640,777
2015	18.95	18.93	693,998
2014	18.07	18.95	766,413
2013	15.77	18.07	741,811
2012	14.36	15.77	762,922
2011	14.45	14.36	823,447
2010	12.96	14.45	876,458
2009	10.93	12.96	552,112

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	25.32	23.63	349,940
2017	21.70	25.32	400,676
2016	20.76	21.70	432,198
2015	20.72	20.76	453,140
2014	19.71	20.72	490,426
2013	16.66	19.71	510,480
2012	14.97	16.66	453,269
2011	15.31	14.97	487,831
2010	13.52	15.31	418,733
2009	11.08	13.52	199,052

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	27.48	25.36	279,504
2017	23.11	27.48	286,905
2016	22.07	23.11	303,180
2015	22.02	22.07	342,622
2014	20.99	22.02	374,409
2013	17.29	20.99	351,484
2012	15.31	17.29	327,216
2011	15.80	15.31	365,822
2010	13.87	15.80	418,551
2009	11.18	13.87	279,189

PRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	31.61	28.73	141,421
2017	25.74	31.61	180,141
2016	24.42	25.74	182,604
2015	24.39	24.42	198,808
2014	23.22	24.39	183,069
2013	18.22	23.22	185,733
2012	16.01	18.22	181,931
2011	16.95	16.01	205,685
2010	14.63	16.95	171,497
2009	11.42	14.63	79,552

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	9.98	10.11	1,093,749
2017	9.94	9.98	618,196
2016	9.94	9.94	525,270
2015	9.97	9.94	608,834
2014	9.99	9.97	500,044
2013	10.01	9.99	756,817
2012	10.03	10.01	681,446
2011	10.04	10.03	750,093
2010	10.05	10.04	584,762
2009	10.02	10.05	981,184

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	44.30	44.09	35,306
2017	32.89	44.30	30,548
2016	32.74	32.89	31,375
2015	30.65	32.74	32,037
2014	27.63	30.65	36,791
2013	20.34	27.63	37,039
2012	17.79	20.34	38,143
2011	17.81	17.79	47,935
2010	14.40	17.81	44,947
2009	11.28	14.40	18,864

PRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	37.72	34.22	33,772
2017	32.37	37.72	34,795
2016	27.99	32.37	34,882
2015	28.72	27.99	31,928
2014	26.10	28.72	42,090
2013	19.60	26.10	39,986
2012	16.58	19.60	26,961
2011	16.38	16.58	22,204
2010	14.32	16.38	19,552
2009	11.30	14.32	10,412

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	53.70	60.20	31,239
2017	40.06	53.70	34,332
2016	40.06	40.06	39,525
2015	38.05	40.06	42,285
2014	34.03	38.05	16,612
2013	24.76	34.03	12,272
2012	20.77	24.76	20,151
2011	20.37	20.77	18,469
2010	16.52	20.37	11,272
2009	11.39	16.52	5,277

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	55.80	59.96	50,997
2017	44.76	55.80	50,304
2016	50.14	44.76	60,692
2015	47.29	50.14	100,863
2014	35.72	47.29	114,722
2013	22.95	35.72	94,898
2012	19.07	22.95	46,910
2011	17.66	19.07	35,627
2010	15.11	17.66	26,894
2009	11.44	15.11	10,185

PRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	24.75	23.83	94,042
2017	23.20	24.75	101,762
2016	20.29	23.20	139,825
2015	21.12	20.29	140,104
2014	20.93	21.12	182,968
2013	19.81	20.93	236,479
2012	17.38	19.81	211,134
2011	16.78	17.38	192,272
2010	14.76	16.78	230,575
2009	10.30	14.76	114,298

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	39.47	37.61	273,320
2017	32.51	39.47	328,362
2016	29.14	32.51	358,132
2015	28.83	29.14	322,267
2014	25.45	28.83	271,683
2013	19.29	25.45	242,552
2012	16.68	19.29	209,010
2011	16.39	16.68	190,029
2010	14.30	16.39	177,059
2009	11.33	14.30	101,807

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	48.94	41.41	7,345
2017	40.87	48.94	11,774
2016	35.40	40.87	14,664
2015	36.20	35.40	17,526
2014	34.19	36.20	20,865
2013	24.53	34.19	15,888
2012	20.55	24.53	8,190
2011	21.62	20.55	28,890
2010	16.56	21.62	26,032
2009	11.87	16.56	6,439

PRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	42.10	36.61	26,716
2017	30.96	42.10	33,243
2016	32.00	30.96	32,455
2015	31.09	32.00	35,387
2014	30.29	31.09	29,721
2013	24.99	30.29	24,449
2012	19.92	24.99	18,386
2011	22.85	19.92	12,356
2010	19.82	22.85	12,763
2009	12.78	19.82	13,093

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	8.64	20,216

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	16.21	16.08	293,730
2017	15.60	16.21	337,419
2016	14.93	15.60	388,540
2015	15.07	14.93	378,677
2014	14.28	15.07	446,757
2013	14.57	14.28	424,067
2012	13.80	14.57	728,850
2011	12.90	13.80	773,196
2010	12.01	12.90	730,958
2009	10.41	12.01	907,440

PRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	21.22	20.52	35,234
2017	19.17	21.22	25,118
2016	18.31	19.17	5,395
2015	18.42	18.31	5,395
2014	17.71	18.42	5,395
2013	16.18	17.71	5,395
2012	14.80	16.18	2,332
2011	14.83	14.80	4,269
2010	13.36	14.83	1,561
2009	10.92	13.36	0

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	23.55	22.54	46,231
2017	20.88	23.55	46,231
2016	19.88	20.88	56,905
2015	20.00	19.88	55,026
2014	19.17	20.00	56,922
2013	16.95	19.17	56,845
2012	15.19	16.95	43,391
2011	15.29	15.19	38,503
2010	13.58	15.29	38,503
2009	10.99	13.58	14,602

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	24.72	23.42	74,015
2017	21.55	24.72	88,482
2016	20.41	21.55	86,671
2015	20.54	20.41	86,177
2014	19.67	20.54	90,641
2013	17.25	19.67	91,100
2012	15.42	17.25	83,821
2011	15.51	15.42	79,471
2010	13.77	15.51	74,886
2009	11.03	13.77	21,587

PRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	27.03	25.36	74,499
2017	23.25	27.03	77,913
2016	21.99	23.25	76,981
2015	22.12	21.99	77,691
2014	21.17	22.12	109,834
2013	18.30	21.17	96,424
2012	16.19	18.30	78,234
2011	16.42	16.19	83,456
2010	14.39	16.42	93,542
2009	11.21	14.39	102,231

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	29.25	27.26	60,498
2017	24.89	29.25	70,783
2016	23.51	24.89	70,582
2015	23.65	23.51	72,893
2014	22.57	23.65	65,794
2013	18.86	22.57	66,981
2012	16.44	18.86	53,670
2011	16.86	16.44	52,932
2010	14.61	16.86	52,728
2009	11.28	14.61	24,255

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	31.30	28.76	16,666
2017	25.95	31.30	13,845
2016	24.43	25.95	13,355
2015	24.56	24.43	13.809
2014	23.49	24.56	35,987
2013	19.35	23.49	30,262
2012	16.79	19.35	27,888
2011	17.32	16.79	24,153
2010	14.96	17.32	21,957
2009	11.41	14.96	319

PRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	16.88	16.50	3,446
2017	15.60	16.88	7,386
2016	14.98	15.60	6,943
2015	15.07	14.98	26.445
2014	14.56	15.07	37,721
2013	13.84	14.56	40,155
2012	13.03	13.84	35,723
2011	12.86	13.03	43,972
2010	12.00	12.86	42,733
2009	10.49	12.00	22,503

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	47.31	36.03	10,735
2017	37.64	47.31	13,604
2016	33.67	37.64	8,506
2015	37.13	33.67	14,362
2014	37.11	37.13	15,162
2013	30.47	37.11	16,524
2012	25.44	30.47	21,804
2011	27.81	25.44	27,231
2010	21.72	27.81	27,355
2009	12.25	21.72	11,841

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	40.48	34.48	86,565
2017	33.61	40.48	108,173
2016	30.05	33.61	132,789
2015	30.58	30.05	142,687
2014	28.86	30.58	156,804
2013	21.26	28.86	169,123
2012	18.58	21.26	186,583
2011	20.85	18.58	230,870
2010	16.25	20.85	244,990
2009	11.65	16.25	92,492

PRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	24.79	21.05	39,517
2017	19.09	24.79	42,673
2016	20.18	19.09	49,211
2015	19.54	20.18	49,376
2014	21.33	19.54	44,327
2013	16.40	21.33	63,338
2012	13.63	16.40	46,015
2011	16.52	13.63	63,481
2010	14.65	16.52	63,384
2009	11.63	14.65	20,305

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	50.38	47.07	13,194
2017	48.57	50.38	20,755
2016	46.09	48.57	24,383
2015	44.58	46.09	26,377
2014	34.37	44.58	30,554
2013	33.85	34.37	22,293
2012	28.65	33.85	27,751
2011	26.59	28.65	23,241
2010	20.48	26.59	28,197
2009	14.94	20.48	3,742

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	20.28	19.70	364,523
2017	18.86	20.28	431,337
2016	17.48	18.86	451,971
2015	17.82	17.48	449,004
2014	17.25	17.82	517,493
2013	17.24	17.25	521,381
2012	15.64	17.24	668,424
2011	15.00	15.64	686,451
2010	13.73	15.00	669,004
2009	10.59	13.73	496,355

PRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	76.84	70.76	32,600
2017	51.15	76.84	35,778
2016	46.06	51.15	34,440
2015	43.53	46.06	34,023
2014	39.01	43.53	28,409
2013	30.62	39.01	33,455
2012	26.12	30.62	23,391
2011	29.07	26.12	33,219
2010	22.85	29.07	38,112
2009	11.70	22.85	23,211

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	9.00	31,425

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	27.72	30.04	16,365
2017	23.58	27.72	16,012
2016	20.73	23.58	13,830
2015	23.30	20.73	12,645
2014	19.20	23.30	19,347
2013	15.92	19.20	10,336
2012	14.86	15.92	9,223
2011	13.17	14.86	30,070
2010	11.90	13.17	6,497
2009	10.36	11.90	4,427

PRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	44.98	38.64	33,156
2017	39.03	44.98	34,623
2016	34.98	39.03	39,183
2015	35.33	34.98	38,797
2014	31.83	35.33	26,874
2013	24.10	31.83	25,267
2012	19.99	24.10	23,485
2011	20.58	19.99	23,618
2010	17.53	20.58	22,589
2009	12.36	17.53	18,639

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	50.74	41.82	15,426
2017	42.64	50.74	15,342
2016	39.02	42.64	17,327
2015	40.36	39.02	18,807
2014	37.93	40.36	19,410
2013	29.15	37.93	26,298
2012	22.97	29.15	18,339
2011	25.29	22.97	17,632
2010	20.05	25.29	24,249
2009	12.77	20.05	8,292

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.75	12.69	130,571
2017		12.12	13.75	180,310
2016		11.69	12.12	203,070
2015		11.82	11.69	226,083
2014		11.62	11.82	179,836
2013		10.17	11.62	143,397
2012	*	9.90	10.17	46,382

*  Period from 4/30/2012 to 12/31/2012

PRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		10.38	10.39	930
2017		10.27	10.38	4,952
2016		10.23	10.27	6,286
2015		10.20	10.23	14.551
2014		9.89	10.20	12,790
2013		10.15	9.89	24,269
2012	*	10.05	10.15	56,574

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		11.07	11.25	36,295
2017		10.88	11.07	44,160
2016		10.60	10.88	50,135
2015		11.10	10.60	83,736
2014		10.93	11.10	126,758
2013		10.78	10.93	92,492
2012	*	10.00	10.78	48,543

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	23.05	19.47	1,563
2017	18.80	23.05	1,562
2016	17.65	18.80	8,464
2015	17.95	17.65	11,148
2014	17.87	17.95	11,148
2013	14.62	17.87	11,148
2012	12.89	14.62	10,604
2011	14.50	12.89	10,260
2010	13.11	14.50	13,618
2009	11.34	13.11	6,133

PRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	28.84	23.50	20,019
2017	22.57	28.84	19,621
2016	18.68	22.57	21,116
2015	23.38	18.68	26,417
2014	24.51	23.38	39,218
2013	24.82	24.51	47,675
2012	20.34	24.82	65,120
2011	24.80	20.34	72,973
2010	20.22	24.80	88,572
2009	11.92	20.22	61,712

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	22.04	20.46	65,726
2017	20.14	22.04	71,229
2016	18.27	20.14	71,101
2015	18.52	18.27	74,610
2014	18.04	18.52	79,127
2013	19.82	18.04	111,604
2012	16.84	19.82	172,371
2011	15.77	16.84	147,557
2010	14.42	15.77	168,634
2009	11.11	14.42	76,021

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	27.71	22.81	11,601
2017	20.57	27.71	9,971
2016	19.32	20.57	6,698
2015	21.68	19.32	12,329
2014	22.76	21.68	13,650
2013	23.05	22.76	14,319
2012	19.27	23.05	17,301
2011	23.62	19.27	37,323
2010	19.91	23.62	44,911
2009	11.76	19.91	28,407

PRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	24.05	22.43	8,356
2017	20.76	24.05	8,804
2016	19.72	20.76	9,620
2015	21.12	19.72	14,484
2014	20.72	21.12	20,322
2013	17.92	20.72	15,529
2012	15.78	17.92	14,593
2011	16.42	15.78	22,517
2010	15.59	16.42	23,917
2009	11.80	15.59	14,246

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		6.13	5.25	4,114
2017		6.01	6.13	4,743
2016		5.24	6.01	4,734
2015		7.07	5.24	5,816
2014		8.68	7.07	2,339
2013		10.20	8.68	6,142
2012	*	10.01	10.20	10,653

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		11.64	11.65	468,846
2017		11.51	11.64	480,700
2016		11.38	11.51	556,350
2015		11.37	11.38	641,940
2014		11.31	11.37	963,849
2013		11.35	11.31	1,055,858
2012		10.75	11.35	1,156,435
2011		10.66	10.75	1,249,830
2010		10.15	10.66	1,447,034
2009	*	10.00	10.15	671,980

*  Period from 09/30/2009 to 12/31/2009

PRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.14	12.82	203,716
2017		12.71	13.14	227,354
2016		12.11	12.71	263,115
2015		12.48	12.11	257,619
2014		12.14	12.48	339,589
2013		13.40	12.14	475,702
2012		12.36	13.40	923,663
2011		11.09	12.36	923,600
2010		10.29	11.09	898,839
2009	*	10.00	10.29	279,117

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.47	13.37	498,637
2017		12.88	13.47	581,217
2016		12.57	12.88	624,601
2015		12.55	12.57	633,791
2014		12.06	12.55	725,180
2013		12.33	12.06	920,929
2012		11.28	12.33	1,548,980
2011		10.92	11.28	1,499,718
2010		10.13	10.92	1,534,951
2009	*	10.00	10.13	551,979

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2018 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.
PRA

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		17.31	16.36	726,903
2017		15.20	17.31	702,453
2016		14.77	15.20	615,000
2015		14.78	14.77	648,172
2014		13.99	14.78	544,670
2013		12.11	13.99	405,530
2012		10.78	12.11	167,004
2011		11.10	10.78	190,512
2010	*	10.00	11.10	105,043

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		19.42	17.90	128,650
2017		16.38	19.42	133,110
2016		16.02	16.38	88,591
2015		16.04	16.02	89,347
2014		15.17	16.04	58,655
2013		12.42	15.17	52,981
2012		10.77	12.42	59,688
2011		11.50	10.77	101,871
2010	*	10.00	11.50	89,217

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		20.98	20.07	1,824,305
2017		18.06	20.98	1,853,909
2016		16.87	18.06	1,556,071
2015		16.80	16.87	1,468,631
2014		15.26	16.80	1,087,806
2013		12.78	15.26	715,473
2012		11.13	12.78	298,064
2011		11.57	11.13	223,751
2010	*	10.00	11.57	125,667

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	10.19	420,372

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount†

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		21.43	20.06	53,100
2017		21.06	21.43	44,786
2016		17.18	21.06	154,610
2015		16.80	17.18	55,104
2014		16.25	16.80	55,002
2013		13.41	16.25	44,157
2012		11.19	13.41	20,956
2011		11.43	11.19	25,803
2010	*	10.00	11.43	14,842

†  Prior to 12/1/2018, the subaccount was named Fidelity VIP Telecommunications

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		29.76	29.38	246,970
2017		24.40	29.76	255,780
2016		23.24	24.40	275,164
2015		22.23	23.24	318,379
2014		20.30	22.23	167,803
2013		14.41	20.30	248,523
2012		11.88	14.41	61,586
2011		12.10	11.88	25,250
2010	*	10.00	12.10	25,014

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		25.32	21.27	360,902
2017		22.13	25.32	404,140
2016		21.37	22.13	502,385
2015		19.55	21.37	434,664
2014		16.94	19.55	346,323
2013		13.93	16.94	383,293
2012		12.09	13.93	226,055
2011		11.20	12.09	116,494
2010	*	10.00	11.20	78,436

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		25.77	24.07	1,997,889
2017		21.18	25.77	1,967,112
2016		19.65	21.18	1,883,910
2015		19.55	19.65	1,787,359
2014		17.49	19.55	1,647,307
2013		13.35	17.49	1,400,035
2012		11.49	13.35	979,589
2011		11.81	11.49	761,506
2010	*	10.00	11.81	445,634

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		26.92	23.38	473,940
2017		25.21	26.92	471,240
2016		20.59	25.21	420,064
2015		21.03	20.59	353,596
2014		20.02	21.03	275,347
2013		14.51	20.02	290,527
2012		12.21	14.51	89,725
2011		12.39	12.21	78,416
2010	*	10.00	12.39	23,378

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		27.42	26.02	101,755
2017		22.18	27.42	153,031
2016		21.59	22.18	113,205
2015		21.36	21.59	356,181
2014		19.29	21.36	297,595
2013		13.94	19.29	150,869
2012		11.39	13.94	27,122
2011		11.71	11.39	7,664
2010	*	10.00	11.71	5,102

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		14.96	12.25	380,396
2017		10.17	14.96	681,611
2016		9.87	10.17	344,129
2015		10.99	9.87	88,994
2014		10.86	10.99	100,710
2013		10.46	10.86	64,549
2012		9.18	10.46	43,648
2011		11.63	9.18	104,766
2010	*	10.00	11.63	89,926

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		14.60	10.99	324,349
2017		15.00	14.60	276,509
2016		11.23	15.00	369,252
2015		14.16	11.23	314,005
2014		16.22	14.16	257,632
2013		13.06	16.22	217,387
2012		12.46	13.06	163,817
2011		13.14	12.46	138,715
2010	*	10.00	13.14	147,500

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		24.39	22.32	635,103
2017		21.64	24.39	689,409
2016		18.37	21.64	762,374
2015		19.16	18.37	652,485
2014		17.66	19.16	681,333
2013		13.81	17.66	624,252
2012		11.79	13.81	243,773
2011		11.70	11.79	126,112
2010	*	10.00	11.70	63,903

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	8.44	132,548

*  Period from 06/08/18 to 12/31/18

PRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		23.82	20.03	360,325
2017		19.68	23.82	385,195
2016		16.62	19.68	319,362
2015		17.27	16.62	315,811
2014		15.61	17.27	204,731
2013		11.68	15.61	151,811
2012		9.11	11.68	81,346
2011		11.47	9.11	60,727
2010	*	10.00	11.47	52,164

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	11.21	11.17	1,734,947
2017	10.82	11.21	1,440,315
2016	9.92	10.82	1,061,859
2015	9.94	9.92	681,456
2014	10.00	9.94	1,610,075

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.50	13.26	1,113,386
2017		12.59	13.50	901,163
2016		12.26	12.59	924,814
2015		12.27	12.26	1,250,855
2014		11.80	12.27	1,359,146
2013		11.18	11.80	1,317,376
2012		10.60	11.18	1,444,791
2011		10.37	10.60	1,177,326
2010	*	10.00	10.37	1,225,567

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		17.12	16.21	1,453,507
2017		14.97	17.12	1,417,864
2016		14.38	14.97	1,178,958
2015		14.38	14.38	1,217,069
2014		13.69	14.38	1,015,391
2013		11.93	13.69	1,119,787
2012		10.84	11.93	933,426
2011		10.90	10.84	529,430
2010	*	10.00	10.90	599,669

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		18.56	17.35	790,785
2017		15.88	18.56	782,302
2016		15.17	15.88	1,203,766
2015		15.12	15.17	1,225,116
2014		14.36	15.12	735,036
2013		12.12	14.36	837,054
2012		10.87	12.12	568,776
2011		11.11	10.87	516,174
2010	*	10.00	11.11	14,593

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		19.83	18.32	827,991
2017		16.65	19.83	721,770
2016		15.88	16.65	793,687
2015		15.82	15.88	765,577
2014		15.05	15.82	633,145
2013		12.38	15.05	1,020,741
2012		10.94	12.38	896,446
2011		11.28	10.94	911,381
2010	*	10.00	11.28	704,697

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		21.75	19.79	827,443
2017		17.68	21.75	551,193
2016		16.75	17.68	525,189
2015		16.70	16.75	515,615
2014		15.88	16.70	442,782
2013		12.44	15.88	174,692
2012		10.92	12.44	166,086
2011		11.54	10.92	169,540
2010	*	10.00	11.54	325,533

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		10.05	10.20	5,982,195
2017		9.99	10.05	4,069,099
2016		9.98	9.99	3,983,079
2015		9.99	9.98	2,630,314
2014		10.00	9.99	2,720,461
2013		10.01	10.00	2,121,605
2012		10.01	10.01	1,319,399
2011		10.01	10.01	1,026,077
2010	*	10.00	10.01	977,526

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		30.74	30.63	362,287
2017		22.79	30.74	373,652
2016		22.65	22.79	253,602
2015		21.17	22.65	297,396
2014		19.06	21.17	260,140
2013		14.00	19.06	164,109
2012		12.23	14.00	80,301
2011		12.23	12.23	37,941
2010	*	10.00	12.23	35,255

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		27.59	25.06	351,723
2017		23.64	27.59	385,476
2016		20.40	23.64	244,209
2015		20.91	20.40	309,051
2014		18.97	20.91	308,217
2013		14.22	18.97	184,215
2012		12.02	14.22	45,638
2011		11.85	12.02	48,357
2010	*	10.00	11.85	36,742

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		32.49	36.48	303,623
2017		24.20	32.49	202,952
2016		24.16	24.20	155,188
2015		22.92	24.16	296,750
2014		20.46	22.92	157,537
2013		14.87	20.46	120,688
2012		12.45	14.87	67,545
2011		12.20	12.45	21,320
2010	*	10.00	12.20	16,610

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		38.20	41.11	491,885
2017		30.60	38.20	424,254
2016		34.23	30.60	524,984
2015		32.24	34.23	724,325
2014		24.31	32.24	664,631
2013		15.60	24.31	516,549
2012		12.94	15.60	189,554
2011		11.96	12.94	138,048
2010	*	10.00	11.96	37,617

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		15.74	15.17	1,055,394
2017		14.73	15.74	1,251,525
2016		12.86	14.73	1,383,074
2015		13.37	12.86	1,265,434
2014		13.23	13.37	1,241,307
2013		12.50	13.23	1,491,612
2012		10.95	12.50	1,645,436
2011		10.56	10.95	622,482
2010	*	10.00	10.56	394,869

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		28.20	26.90	2,888,412
2017		23.19	28.20	2,904,146
2016		20.75	23.19	2,593,538
2015		20.50	20.75	1,923,648
2014		18.07	20.50	1,791,385
2013		13.68	18.07	1,246,652
2012		11.81	13.68	607,455
2011		11.59	11.81	449,665
2010	*	10.00	11.59	241,441

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		27.90	23.64	292,485
2017		23.27	27.90	432,808
2016		20.12	23.27	397,888
2015		20.55	20.12	447,790
2014		19.37	20.55	512,954
2013		13.88	19.37	531,051
2012		11.61	13.88	269,145
2011		12.20	11.61	295,949
2010	*	10.00	12.20	80,901

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		22.12	19.27	606,348
2017		16.24	22.12	668,016
2016		16.76	16.24	382,294
2015		16.26	16.76	411,339
2014		15.82	16.26	309,410
2013		13.03	15.82	184,050
2012		10.37	13.03	79,179
2011		11.88	10.37	84,235
2010	*	10.00	11.88	65,777

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	8.64	275,184

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		12.66	12.58	1,735,633
2017		12.17	12.66	2,087,264
2016		11.63	12.17	1,849,893
2015		11.72	11.63	1,380,540
2014		11.09	11.72	1,042,804
2013		11.30	11.09	939,934
2012		10.69	11.30	1,348,502
2011		9.97	10.69	883,175
2010	*	10.00	9.97	720,800

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		15.60	15.11	60,166
2017		14.07	15.60	135,569
2016		13.42	14.07	156,177
2015		13.48	13.42	87,341
2014		12.94	13.48	68,447
2013		11.81	12.94	50,932
2012		10.78	11.81	44,798
2011		10.79	10.78	0
2010	*	10.00	10.79	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		16.99	16.29	23,885
2017		15.05	16.99	77,804
2016		14.30	15.05	82,254
2015		14.36	14.30	91,612
2014		13.75	14.36	79,856
2013		12.14	13.75	79,856
2012		10.87	12.14	0
2011		10.91	10.87	0
2010	*	10.00	10.91	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		17.62	16.72	34,303
2017		15.34	17.62	50,464
2016		14.51	15.34	35,542
2015		14.57	14.51	42,964
2014		13.94	14.57	106,338
2013		12.20	13.94	92,843
2012		10.90	12.20	88,854
2011		10.94	10.90	80,411
2010	*	10.00	10.94	80,411

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		18.54	17.42	366,926
2017		15.93	18.54	314,079
2016		15.03	15.93	350,277
2015		15.10	15.03	464,292
2014		14.43	15.10	343,017
2013		12.46	14.43	235,595
2012		11.01	12.46	171,784
2011		11.14	11.01	171,784
2010	*	10.00	11.14	171,784

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		19.81	18.50	66,755
2017		16.83	19.81	64,231
2016		15.88	16.83	78,623
2015		15.95	15.88	33,929
2014		15.20	15.95	33,929
2013		12.68	15.20	33,929
2012		11.03	12.68	0
2011		11.30	11.03	0
2010	*	10.00	11.30	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		20.84	19.18	153,583
2017		17.25	20.84	76,808
2016		16.21	17.25	16,261
2015		16.28	16.21	49,718
2014		15.55	16.28	8,445
2013		12.78	15.55	0
2012		11.08	12.78	0
2011		11.41	11.08	0
2010	*	10.00	11.41	0

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.76	13.47	111,841
2017		12.70	13.76	143,461
2016		12.18	12.70	42,850
2015		12.24	12.18	14,038
2014		11.80	12.24	7,242
2013		11.20	11.80	9,757
2012		10.53	11.20	0
2011		10.38	10.53	0
2010	*	10.00	10.38	0

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		21.75	16.59	214,724
2017		17.28	21.75	245,677
2016		15.43	17.28	152,036
2015		16.99	15.43	160,509
2014		16.96	16.99	205,294
2013		13.90	16.96	134,893
2012		11.59	13.90	107,781
2011		12.65	11.59	85,587
2010	*	10.00	12.65	63,137

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		22.78	19.44	1,166,619
2017		18.89	22.78	1,141,247
2016		16.87	18.89	1,082,583
2015		17.13	16.87	1,011,282
2014		16.15	17.13	939,697
2013		11.88	16.15	754,214
2012		10.36	11.88	524,710
2011		11.62	10.36	435,418
2010	*	10.00	11.62	276,144

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		17.98	15.28	554,283
2017		13.82	17.98	659,431
2016		14.59	13.82	481,954
2015		14.10	14.59	590,576
2014		15.37	14.10	304,420
2013		11.80	15.37	316,613
2012		9.79	11.80	175,372
2011		11.85	9.79	158,171
2010	*	10.00	11.85	107,189

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		20.79	19.46	402,303
2017		20.01	20.79	442,971
2016		18.96	20.01	562,467
2015		18.31	18.96	519,655
2014		14.10	18.31	555,024
2013		13.86	14.10	401,277
2012		11.72	13.86	243,282
2011		10.86	11.72	169,971
2010	*	10.00	10.86	91,562

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		14.00	13.62	2,030,377
2017		13.01	14.00	2,556,421
2016		12.04	13.01	2,217,289
2015		12.25	12.04	2,060,999
2014		11.84	12.25	2,129,367
2013		11.82	11.84	1,878,863
2012		10.71	11.82	2,421,587
2011		10.25	10.71	1,589,711
2010	*	10.00	10.25	941,622

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		33.22	30.64	632,834
2017		22.08	33.22	630,331
2016		19.85	22.08	530,345
2015		18.73	19.85	429,478
2014		16.76	18.73	370,247
2013		13.14	16.76	210,081
2012		11.19	13.14	162,912
2011		12.44	11.19	145,140
2010	*	10.00	12.44	88,451

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018	*	10.00	9.01	429,509

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		22.30	24.21	181,397
2017		18.94	22.30	202,075
2016		16.63	18.94	229,011
2015		18.66	16.63	120,099
2014		15.36	18.66	166,685
2013		12.71	15.36	86,634
2012		11.85	12.71	84,427
2011		10.49	11.85	78,964
2010	*	10.00	10.49	31,360

*  Period from 09/7/2010 to 12/31/2010

PRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		25.78	22.18	229,216
2017		22.34	25.78	205,168
2016		19.99	22.34	183,279
2015		20.16	19.99	210,485
2014		18.14	20.16	151,192
2013		13.71	18.14	92,498
2012		11.36	13.71	83,895
2011		11.67	11.36	59,434
2010	*	10.00	11.67	65,587

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		24.59	20.30	152,522
2017		20.64	24.59	179,325
2016		18.86	20.64	152,709
2015		19.47	18.86	186,781
2014		18.28	19.47	152,389
2013		14.02	18.28	177,970
2012		11.04	14.02	107,502
2011		12.13	11.04	77,803
2010	*	10.00	12.13	62,392

*  Period from 09/7/2010 to 12/31/2010

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.87	12.82	924,845
2017		12.21	13.87	1,052,803
2016		11.76	12.21	1,161,658
2015		11.87	11.76	1,277,624
2014		11.65	11.87	1,291,938
2013		10.18	11.65	1,199,966
2012	*	9.90	10.18	342,907

*  Period from 04/30/2012 to 12/31/2012
PRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		10.47	10.50	184,404
2017		10.34	10.47	281,653
2016		10.28	10.34	378,064
2015		10.25	10.28	404,798
2014		9.92	10.25	195,001
2013		10.16	9.92	131,921
2012	*	10.05	10.16	231,788

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		11.16	11.37	505,010
2017		10.96	11.16	517,157
2016		10.66	10.96	520,116
2015		11.15	10.66	598,471
2014		10.96	11.15	815,558
2013		10.80	10.96	716,034
2012	*	10.00	10.80	321,803

*  Period from 04/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		18.16	15.37	142,611
2017		14.79	18.16	109,794
2016		13.86	14.79	39,022
2015		14.08	13.86	29,633
2014		13.99	14.08	23,605
2013		11.44	13.99	49,169
2012		10.06	11.44	49,082
2011		11.30	10.06	8,410
2010	*	10.00	11.30	51,027

*  Period from 09/7/2010 to 12/31/2010

PRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.45	10.98	385,861
2017		10.51	13.45	521,142
2016		8.68	10.51	462,925
2015		10.85	8.68	448,700
2014		11.36	10.85	424,474
2013		11.49	11.36	484,818
2012		9.40	11.49	371,509
2011		11.45	9.40	342,731
2010	*	10.00	11.45	258,043

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.96	12.98	364,328
2017		12.74	13.96	372,874
2016		11.54	12.74	323,123
2015		11.68	11.54	340,504
2014		11.36	11.68	438,085
2013		12.46	11.36	553,647
2012		10.57	12.46	846,408
2011		9.89	10.57	471,211
2010	*	10.00	9.89	244,925

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		13.53	11.16	128,533
2017		10.03	13.53	167,540
2016		9.41	10.03	120,208
2015		10.54	9.41	137,600
2014		11.05	10.54	175,642
2013		11.18	11.05	213,402
2012		9.33	11.18	156,675
2011		11.41	9.33	162,324
2010	*	10.00	11.41	174,542

*  Period from 09/7/2010 to 12/31/2010

PRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		16.70	15.60	211,881
2017		14.40	16.70	222,711
2016		13.65	14.40	186,172
2015		14.60	13.65	206,027
2014		14.31	14.60	259,262
2013		12.35	14.31	115,599
2012		10.86	12.35	45,396
2011		11.29	10.86	19,857
2010	*	10.00	11.29	19,857

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		6.18	5.30	348,466
2017		6.06	6.18	259,312
2016		5.27	6.06	217,432
2015		7.09	5.27	151,333
2014		8.71	7.09	175,645
2013		10.22	8.71	130,252
2012	*	10.01	10.22	80,571

*  Period from 04/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		11.12	11.15	1,384,326
2017		10.99	11.12	1,404,075
2016		10.85	10.99	1,396,902
2015		10.82	10.85	1,601,798
2014		10.74	10.82	1,605,988
2013		10.77	10.74	2,184,940
2012		10.18	10.77	1,702,321
2011		10.08	10.18	1,564,771
2010	*	10.00	10.08	895,745

*  Period from 09/7/2010 to 12/31/2010

PRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		11.99	11.71	686,308
2017		11.57	11.99	679,758
2016		11.01	11.57	697,123
2015		11.33	11.01	646,096
2014		11.00	11.33	849,829
2013		12.13	11.00	979,181
2012		11.17	12.13	1,584,953
2011		10.01	11.17	1,076,441
2010	*	10.00	10.01	791,280

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2018		12.46	12.38	1,490,983
2017		11.89	12.46	1,454,627
2016		11.59	11.89	1,417,367
2015		11.55	11.59	1,567,848
2014		11.08	11.55	1,525,075
2013		11.32	11.08	1,703,439
2012		10.34	11.32	2,648,989
2011		9.99	10.34	1,554,695
2010	*	10.00	9.99	807,901

*  Period from 09/7/2010 to 12/31/2010

Any Subaccounts that were not part of the Variable Account in 2018 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-PRO-0419
1.819863.119

PRA

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2019

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company® through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2019 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-PTB-0419
1.819864.117

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or surviving Owner's entire interest is payable over the Beneficiaries or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

2

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2018 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

3

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Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2018

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$22,144	$134,459	$6,432	$34,203	$38,226	$32,271	$46,913	$32,858
Receivable from EFILI	2	—	5	—	20	—	14	—
Total assets	22,146	134,459	6,437	34,203	38,246	32,271	46,927	32,858
Liabilities:
Payable to EFILI	—	1	—	—	—	—	—	—
Total net assets	$22,146	$134,458	$6,437	$34,203	$38,246	$32,271	$46,927	$32,858
Net Assets:
Fidelity Retirement Reserves	$21,589	$—	$5,340	$—	$34,424	$—	$43,603	$—
Fidelity Income Advantage	557	—	1,097	—	3,822	—	3,324	—
Fidelity Personal Retirement	—	133,294	—	34,203	—	32,271	—	32,858
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	1,164	—	—	—	—	—	—
Total net assets	$22,146	$134,458	$6,437	$34,203	$38,246	$32,271	$46,927	$32,858
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,030	—	102	—	326	—	291	—
Unit Value	$20.97	$—	$52.55	$—	$105.67	$—	$149.59	$—
Fidelity Income Advantage:
Units Outstanding	28	—	22	—	37	—	23	—
Unit Value	$20.15	$—	$50.51	$—	$101.57	$—	$143.79	$—
Fidelity Personal Retirement:
Units Outstanding	—	12,384	—	1,950	—	1,519	—	1,107
Highest Unit Value	$—	$11.53	$—	$23.83	$—	$32.90	$—	$44.09
Lowest Unit Value	$—	$10.11	$—	$15.17	$—	$19.92	$—	$28.49
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	117	—	—	—	—	—	—
Highest Unit Value	$—	$9.57	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.15	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	7	—	—	—	—	—	—
Highest Unit Value	$—	$9.41	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
3

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$7,663	$18,043	$15,618	$58,333	$24,119	$22,835
Receivable from EFILI	2	—	12	—	11	—
Total assets	7,665	18,043	15,630	58,333	24,130	22,835
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$7,665	$18,043	$15,630	$58,333	$24,130	$22,835
Net Assets:
Fidelity Retirement Reserves	$7,248	$—	$13,184	$—	$22,872	$—
Fidelity Income Advantage	417	—	2,446	—	1,258	—
Fidelity Personal Retirement	—	18,043	—	58,333	—	22,835
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$7,665	$18,043	$15,630	$58,333	$24,130	$22,835
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	158	—	309	—	402	—
Unit Value	$45.96	$—	$42.73	$—	$56.85	$—
Fidelity Income Advantage:
Units Outstanding	9	—	59	—	23	—
Unit Value	$44.17	$—	$41.07	$—	$54.64	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,159	—	3,986	—	1,283
Highest Value	$—	$21.05	$—	$16.24	$—	$23.00
Lowest Value	$—	$15.28	$—	$12.58	$—	$16.36
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
4

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$225,882	$6,408	$7,808	$97,027	$125,306	$13,189	$191,812
Receivable from EFILI	12	4	—	30	—	—	—
Total assets	225,894	6,412	7,808	97,057	125,306	13,189	191,812
Liabilities:
Payable to EFILI	—	—	—	—	—	9	—
Total net assets	$225,894	$6,412	$7,808	$97,057	$125,306	$13,180	$191,812
Net Assets:
Fidelity Retirement Reserves	$44,860	$6,010	$—	$90,550	$—	$11,742	$—
Fidelity Income Advantage	4,791	402	—	6,507	—	1,438	—
Fidelity Personal Retirement	176,243	—	7,808	—	125,306	—	135,632
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	56,180
Total net assets	$225,894	$6,412	$7,808	$97,057	$125,306	$13,180	$191,812
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	572	158	—	1,012	—	360	—
Unit Value	$78.43	$38.10	$—	$89.46	$—	$32.58	$—
Fidelity Income Advantage:
Units Outstanding	63	11	—	75	—	46	—
Unit Value	$75.39	$36.62	$—	$85.99	$—	$31.31	$—
Fidelity Personal Retirement:
Units Outstanding	6,581	—	403	—	4,942	—	6,002
Highest Value	$37.61	$—	$25.97	$—	$36.56	$—	$31.86
Lowest Value	$25.81	$—	$17.90	$—	$24.07	$—	$20.07
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	2,201
Highest Value	$—	$—	$—	$—	$—	$—	$28.82
Lowest Value	$—	$—	$—	$—	$—	$—	$16.75
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	963
Highest Value	$—	$—	$—	$—	$—	$—	$28.38
Lowest Value	$—	$—	$—	$—	$—	$—	$16.47

See accompanying notes which are an integral part of the financial statements.

Annual Report
5

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$1,643	$7,503	$14,056	$20,567	$10,663	$26,232	$23,411	$48,005
Receivable from EFILI	—	—	9	—	—	—	11	—
Total assets	1,643	7,503	14,065	20,567	10,663	26,232	23,422	48,005
Liabilities:
Payable to EFILI	—	—	—	—	7	—	—	—
Total net assets	$1,643	$7,503	$14,065	$20,567	$10,656	$26,232	$23,422	$48,005
Net Assets:
Fidelity Retirement Reserves	$1,591	$—	$12,588	$—	$9,566	$—	$20,530	$—
Fidelity Income Advantage	52	—	1,477	—	1,090	—	2,892	—
Fidelity Personal Retirement	—	7,503	—	20,567	—	26,232	—	48,005
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$1,643	$7,503	$14,065	$20,567	$10,656	$26,232	$23,422	$48,005
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	51	—	347	—	256	—	489	—
Unit Value	$31.32	$—	$36.32	$—	$37.31	$—	$41.95	$—
Fidelity Income Advantage:
Units Outstanding	2	—	42	—	31	—	71	—
Unit Value	$30.37	$—	$34.91	$—	$35.86	$—	$40.40	$—
Fidelity Personal Retirement:
Units Outstanding	—	274	—	841	—	743	—	2,158
Highest Value	$—	$41.13	$—	$34.22	$—	$60.20	$—	$34.48
Lowest Value	$—	$26.02	$—	$23.28	$—	$32.51	$—	$19.44
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
6

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$2,697	$6,524	$2,558	$9,944	$14,880	$41,014	$1,941	$6,355
Receivable from EFILI	1	—	1	—	8	—	1	—
Total assets	2,698	6,524	2,559	9,944	14,888	41,014	1,942	6,355
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$2,698	$6,524	$2,559	$9,944	$14,888	$41,014	$1,942	$6,355
Net Assets:
Fidelity Retirement Reserves	$2,334	$—	$2,295	$—	$13,924	$—	$1,827	$—
Fidelity Income Advantage	364	—	264	—	964	—	115	—
Fidelity Personal Retirement	—	6,524	—	9,944	—	41,014	—	6,355
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$2,698	$6,524	$2,559	$9,944	$14,888	$41,014	$1,942	$6,355
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	97	—	82	—	397	—	91	—
Unit Value	$24.06	$—	$28.14	$—	$35.02	$—	$20.05	$—
Fidelity Income Advantage:
Units Outstanding	16	—	10	—	28	—	6	—
Unit Value	$23.33	$—	$27.17	$—	$33.81	$—	$19.36	$—
Fidelity Personal Retirement:
Units Outstanding	—	307	—	369	—	1,152	—	547
Highest Value	$—	$41.82	$—	$30.04	$—	$70.76	$—	$16.28
Lowest Value	$—	$20.00	$—	$24.21	$—	$30.64	$—	$10.99
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
7

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$13,053	$53,342	$1,721	$13,402	$2,227	$12,912	$2,454	$15,422
Receivable from EFILI	4	—	—	—	1	1	2	—
Total assets	13,057	53,342	1,721	13,402	2,228	12,913	2,456	15,422
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$13,057	$53,342	$1,721	$13,402	$2,228	$12,913	$2,456	$15,422
Net Assets:
Fidelity Retirement Reserves	$12,588	$—	$1,571	$—	$2,116	$—	$2,274	$—
Fidelity Income Advantage	469	—	150	—	112	—	182	—
Fidelity Personal Retirement	—	53,342	—	13,402	—	12,913	—	15,422
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$13,057	$53,342	$1,721	$13,402	$2,228	$12,913	$2,456	$15,422
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	268	—	109	—	52	—	74	—
Unit Value	$46.96	$—	$14.40	$—	$40.87	$—	$30.65	$—
Fidelity Income Advantage:
Units Outstanding	10	—	11	—	3	—	6	—
Unit Value	$45.34	$—	$13.90	$—	$39.46	$—	$29.60	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,246	—	826	—	491	—	520
Highest Value	$—	$59.96	$—	$31.27	$—	$41.41	$—	$53.16
Lowest Value	$—	$41.11	$—	$12.46	$—	$23.64	$—	$29.38
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report
8

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class
Assets:
Investments at market value	$2,879	$14,584	$6,059	$67,119	$1,999	$22,511
Receivable from EFILI	2	—	2	—	1	—
Total assets	2,881	14,584	6,061	67,119	2,000	22,511
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,881	$14,584	$6,061	$67,119	$2,000	$22,511
Net Assets:
Fidelity Retirement Reserves	$2,716	$—	$5,141	$—	$1,905	$—
Fidelity Income Advantage	165	—	920	—	95	—
Fidelity Personal Retirement	—	14,584	—	67,119	—	22,511
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,881	$14,584	$6,061	$67,119	$2,000	$22,511
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	82	—	261	—	105	—
Unit Value	$33.24	$—	$19.66	$—	$18.08	$—
Fidelity Income Advantage:
Units Outstanding	5	—	48	—	5	—
Unit Value	$32.24	$—	$19.08	$—	$17.59	$—
Fidelity Personal Retirement:
Units Outstanding	—	693	—	4,089	—	1,175
Highest Value	$—	$47.07	$—	$19.70	$—	$36.61
Lowest Value	$—	$19.46	$—	$13.62	$—	$18.17
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
9

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Assets:
Investments at market value	$1,967	$12,706	$1,056	$3,719
Receivable from EFILI	1	—	—	—
Total assets	1,968	12,706	1,056	3,719
Liabilities:
Payable to EFILI	—	—	—	—
Total net assets	$1,968	$12,706	$1,056	$3,719
Net Assets:
Fidelity Retirement Reserves	$1,636	$—	$1,056	$—
Fidelity Income Advantage	332	—	—	—
Fidelity Personal Retirement	—	12,706	—	3,719
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$1,968	$12,706	$1,056	$3,719
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	84	—	69	—
Unit Value	$19.48	$—	$15.21	$—
Fidelity Income Advantage:
Units Outstanding	17	—	—	—
Unit Value	$18.96	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	580	—	249
Highest Value	$—	$38.64	$—	$16.50
Lowest Value	$—	$19.96	$—	$13.47
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
10

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$612	$3,296	$805	$4,548	$1,016	$7,099
Receivable from EFILI	—	—	—	—	—	—
Total assets	612	3,296	805	4,548	1,016	7,099
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$612	$3,296	$805	$4,548	$1,016	$7,099
Net Assets:
Fidelity Retirement Reserves	$612	$—	$805	$—	$1,016	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	3,296	—	4,548	—	7,099
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$612	$3,296	$805	$4,548	$1,016	$7,099
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	37	—	45	—	55	—
Unit Value	$16.64	$—	$17.96	$—	$18.58	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	191	—	237	—	357
Highest Value	$—	$20.52	$—	$22.54	$—	$23.42
Lowest Value	$—	$15.11	$—	$16.29	$—	$16.72
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
11

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$2,562	$21,257	$1,556	$13,933	$1,406	$15,833
Receivable from EFILI	—	—	1	—	—	—
Total assets	2,562	21,257	1,557	13,933	1,406	15,833
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,562	$21,257	$1,557	$13,933	$1,406	$15,833
Net Assets:
Fidelity Retirement Reserves	$2,562	$—	$1,557	$—	$1,406	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	21,257	—	13,933	—	15,833
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,562	$21,257	$1,557	$13,933	$1,406	$15,833
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	136	—	78	—	70	—
Unit Value	$18.83	$—	$19.89	$—	$19.96	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,112	—	670	—	780
Highest Value	$—	$25.36	$—	$27.26	$—	$28.76
Lowest Value	$—	$17.42	$—	$18.50	$—	$19.18
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
12

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$1,537	$972	$2,159	$1,428	$19,490	$56,232	$124,107
Receivable from EFILI	2	2	1	1	1	3	17
Total assets	1,539	974	2,160	1,429	19,491	56,235	124,124
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,539	$974	$2,160	$1,429	$19,491	$56,235	$124,124
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$1,334	$—	$2,800	$8,851
Fidelity Income Advantage	—	—	—	95	—	588	3,313
Fidelity Personal Retirement	—	—	—	—	19,491	52,323	107,921
Fidelity Freedom Lifetime Income	1,539	974	2,160	—	—	524	4,039
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,539	$974	$2,160	$1,429	$19,491	$56,235	$124,124
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	77	—	199	558
Unit Value	$—	$—	$—	$17.43	$—	$14.06	$15.85
Fidelity Income Advantage:
Units Outstanding	—	—	—	6	—	43	213
Unit Value	$—	$—	$—	$16.99	$—	$13.71	$15.45
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	900	3,589	6,261
Highest Value	$—	$—	$—	$—	$34.33	$15.63	$21.24
Lowest Value	$—	$—	$—	$—	$18.51	$13.26	$16.21
Fidelity Freedom Lifetime Income:
Units Outstanding	92	54	110	—	—	40	272
Unit Value	$16.65	$18.02	$19.58	$—	$—	$13.17	$14.85
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
13

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$147,937	$91,823	$42,059	$1,003	$14,776	$682	$5,592
Receivable from EFILI	8	11	3	2	—	—	—
Total assets	147,945	91,834	42,062	1,005	14,776	682	5,592
Liabilities:
Payable to EFILI	—	—	—	1	—	—	—
Total net assets	$147,945	$91,834	$42,062	$1,004	$14,776	$682	$5,592
Net Assets:
Fidelity Retirement Reserves	$4,428	$4,908	$1,258	$896	$—	$682	$—
Fidelity Income Advantage	809	1,654	372	108	—	—	—
Fidelity Personal Retirement	69,574	83,915	39,691	—	14,776	—	5,592
Fidelity Freedom Lifetime Income	6,981	1,357	741	—	—	—	—
Fidelity Growth and Guaranteed Income	66,153	—	—	—	—	—	—
Total net assets	$147,945	$91,834	$42,062	$1,004	$14,776	$682	$5,592
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	292	298	75	42	—	41	—
Unit Value	$15.15	$16.49	$16.79	$21.40	$—	$16.82	$—
Fidelity Income Advantage:
Units Outstanding	54	102	23	5	—	—	—
Unit Value	$14.83	$16.07	$16.36	$20.90	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	4,102	4,594	2,038	—	671	—	318
Highest Value	$23.63	$25.36	$28.73	$—	$28.29	$—	$36.03
Lowest Value	$16.07	$17.68	$18.01	$—	$21.27	$—	$16.59
Fidelity Freedom Lifetime Income:
Units Outstanding	451	88	47	—	—	—	—
Unit Value	$15.48	$15.48	$15.81	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	3,335	—	—	—	—	—	—
Highest Value	$21.38	$—	$—	$—	$—	$—	$—
Lowest Value	$14.42	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	757	—	—	—	—	—	—
Highest Value	$21.05	$—	$—	$—	$—	$—	$—
Lowest Value	$14.18	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
14

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index
Assets:
Investments at market value	$793	$2,868	$2,887	$8,987	$825	$31,453	$7,012
Receivable from EFILI	—	—	4	—	2	—	1
Total assets	793	2,868	2,891	8,987	827	31,453	7,013
Liabilities:
Payable to EFILI	—	—	—	—	—	—	1
Total net assets	$793	$2,868	$2,891	$8,987	$827	$31,453	$7,012
Net Assets:
Fidelity Retirement Reserves	$787	$—	$2,870	$—	$655	$—	$235
Fidelity Income Advantage	6	—	21	—	172	—	47
Fidelity Personal Retirement	—	2,868	—	8,987	—	31,453	6,730
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$793	$2,868	$2,891	$8,987	$827	$31,453	$7,012
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	53	—	317	—	60	—	23
Unit Value	$14.88	$—	$9.05	$—	$10.83	$—	$10.15
Fidelity Income Advantage:
Units Outstanding	—	—	2	—	16	—	5
Unit Value	$14.53	$—	$8.86	$—	$10.73	$—	$10.14
Fidelity Personal Retirement:
Units Outstanding	—	158	—	797	—	2,823	660
Highest Value	$—	$38.13	$—	$25.40	$—	$11.17	$10.19
Lowest Value	$—	$15.72	$—	$9.52	$—	$11.10	$10.19
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
15

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity
Assets:
Investments at market value	$7,206	$1,970	$3,637	$5,885	$12,211	$4,975	$5,128
Receivable from EFILI	—	—	1	2	—	1	1
Total assets	7,206	1,970	3,638	5,887	12,211	4,976	5,129
Liabilities:
Payable to EFILI	—	1	—	—	—	—	—
Total net assets	$7,206	$1,969	$3,638	$5,887	$12,211	$4,976	$5,129
Net Assets:
Fidelity Retirement Reserves	$593	$100	$216	$2,120	$1,202	$627	$835
Fidelity Income Advantage	79	—	23	170	113	168	112
Fidelity Personal Retirement	6,534	1,869	3,399	3,597	10,896	4,181	4,182
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$7,206	$1,969	$3,638	$5,887	$12,211	$4,976	$5,129
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	66	12	25	79	36	36	45
Unit Value	$8.98	$8.41	$8.61	$26.79	$32.93	$17.18	$18.63
Fidelity Income Advantage:
Units Outstanding	9	—	3	7	4	10	6
Unit Value	$8.97	$—	$8.60	$25.75	$31.65	$16.52	$17.90
Fidelity Personal Retirement:
Units Outstanding	725	222	393	284	697	272	306
Highest Value	$9.01	$8.44	$8.64	$22.81	$20.46	$22.43	$19.47
Lowest Value	$9.00	$8.43	$8.64	$11.16	$12.98	$13.17	$12.14
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
16

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return
Assets:
Investments at market value	$2,973	$1,184	$8,796	$2,263	$41,193	$17,959	$45,629
Receivable from EFILI	1	1	—	1	—	—	—
Total assets	2,974	1,185	8,796	2,264	41,193	17,959	45,629
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$2,974	$1,185	$8,796	$2,264	$41,193	$17,959	$45,629
Net Assets:
Fidelity Retirement Reserves	$2,717	$1,019	$1,005	$9	$2,191	$913	$1,671
Fidelity Income Advantage	257	166	47	—	10	27	27
Fidelity Personal Retirement	—	—	7,744	2,255	38,992	17,019	43,931
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$2,974	$1,185	$8,796	$2,264	$41,193	$17,959	$45,629
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	62	24	72	2	198	75	131
Unit Value	$44.01	$43.26	$13.90	$5.06	$11.07	$12.19	$12.71
Fidelity Income Advantage:
Units Outstanding	6	4	3	—	1	2	2
Unit Value	$42.30	$41.59	$13.55	$—	$10.87	$11.96	$12.48
Fidelity Personal Retirement:
Units Outstanding	—	—	610	426	3,405	1,387	3,395
Highest Value	$—	$—	$23.50	$5.30	$11.66	$12.83	$13.38
Lowest Value	$—	$—	$10.98	$5.25	$11.15	$11.71	$12.38
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report
17

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2018

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$28,234	$10,623	$4,879
Receivable from EFILI	—	1	—
Total assets	28,234	10,624	4,879
Liabilities:
Payable to EFILI	1	—	—
Total net assets	$28,233	$10,624	$4,879
Net Assets:
Fidelity Retirement Reserves	$505	$346	$734
Fidelity Income Advantage	12	—	—
Fidelity Personal Retirement	27,716	10,278	4,145
Fidelity Freedom Lifetime Income	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—
Total net assets	$28,233	$10,624	$4,879
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	41	32	73
Unit Value	$12.22	$10.84	$10.01
Fidelity Income Advantage:
Units Outstanding	1	—	—
Unit Value	$12.06	$—	$—
Fidelity Personal Retirement:
Units Outstanding	2,175	908	397
Highest Value	$12.82	$11.37	$10.50
Lowest Value	$12.69	$11.25	$10.39
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—
Unit Value	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
18

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$316	$1,690	$383	$2,065	$966	$787
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	139	—	44	—	293	—
Administrative and other charges	10	—	3	—	19	—
Total expenses	149	—	47	—	312	—
Fidelity Income Advantage:
Mortality and expense risk charges	5	—	9	—	33	—
Administrative and other charges	1	—	3	—	11	—
Total expenses	6	—	12	—	44	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	137	—	50	—	50
Administrative and other charges	—	52	—	19	—	19
Total expenses	—	189	—	69	—	69
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	5	—	—	—	—
Administrative and other charges	—	1	—	—	—	—
Total expenses	—	6	—	—	—	—
Total expenses	155	195	59	69	356	69
Net investment income (loss)	161	1,495	324	1,996	610	718
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(967)	(242)	(50)	203
Realized gain distributions	—	—	—	—	2,022	1,776
Net realized gain (loss) on investments	—	—	(967)	(242)	1,972	1,979
Unrealized appreciation (depreciation)	—	—	367	(3,103)	(6,415)	(5,724)
Net increase (decrease) in net assets from operations	$161	$1,495	$(276)	$(1,349)	$(3,833)	$(3,027)

See accompanying notes which are an integral part of the financial statements.

Annual Report
19

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$127	$59	$137	$317	$396	$1,466
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	369	—	64	—	108	—
Administrative and other charges	25	—	4	—	7	—
Total expenses	394	—	68	—	115	—
Fidelity Income Advantage:
Mortality and expense risk charges	29	—	4	—	20	—
Administrative and other charges	9	—	1	—	6	—
Total expenses	38	—	5	—	26	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	56	—	30	—	86
Administrative and other charges	—	19	—	12	—	32
Total expenses	—	75	—	42	—	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	432	75	73	42	141	118
Net investment income (loss)	(305)	(16)	64	275	255	1,348
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,106	1,264	90	537	(192)	(272)
Realized gain distributions	7,090	4,871	—	—	108	409
Net realized gain (loss) on investments	8,196	6,135	90	537	(84)	137
Unrealized appreciation (depreciation)	(8,295)	(6,357)	(1,558)	(4,166)	(441)	(2,093)
Net increase (decrease) in net assets from operations	$(404)	$(238)	$(1,404)	$(3,354)	$(270)	$(608)

See accompanying notes which are an integral part of the financial statements.

Annual Report
20

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$443	$403	$4,658	$103	$126	$785	$893
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	189	—	397	49	—	790	—
Administrative and other charges	13	—	26	4	—	53	—
Total expenses	202	—	423	53	—	843	—
Fidelity Income Advantage:
Mortality and expense risk charges	10	—	40	4	—	58	—
Administrative and other charges	4	—	13	1	—	19	—
Total expenses	14	—	53	5	—	77	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	30	256	—	17	—	200
Administrative and other charges	—	12	96	—	4	—	71
Total expenses	—	42	352	—	21	—	271
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	216	42	828	58	21	920	271
Net investment income (loss)	227	361	3,830	45	105	(135)	622
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	35	(12)	13,797	80	168	2,685	3,232
Realized gain distributions	871	796	1,184	282	382	9,771	11,874
Net realized gain (loss) on investments	906	784	14,981	362	550	12,456	15,106
Unrealized appreciation (depreciation)	(2,716)	(2,516)	(30,229)	(982)	(1,371)	(19,505)	(24,580)
Net increase (decrease) in net assets from operations	$(1,583)	$(1,371)	$(11,418)	$(575)	$(716)	$(7,184)	$(8,852)

See accompanying notes which are an integral part of the financial statements.

Annual Report
21

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$210	$2,932	$11	$46	$56	$68
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	97	—	14	—	109	—
Administrative and other charges	6	—	1	—	7	—
Total expenses	103	—	15	—	116	—
Fidelity Income Advantage:
Mortality and expense risk charges	12	—	1	—	14	—
Administrative and other charges	4	—	—	—	4	—
Total expenses	16	—	1	—	18	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	234	—	13	—	33
Administrative and other charges	—	73	—	5	—	13
Total expenses	—	307	—	18	—	46
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	601	—	—	—	—
Administrative and other charges	—	163	—	—	—	—
Total expenses	—	764	—	—	—	—
Total expenses	119	1,071	16	18	134	46
Net investment income (loss)	91	1,861	(5)	28	(78)	22
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	251	3,963	17	178	438	598
Realized gain distributions	715	10,459	209	965	936	1,458
Net realized gain (loss) on investments	966	14,422	226	1,143	1,374	2,056
Unrealized appreciation (depreciation)	(1,734)	(25,838)	(308)	(1,575)	(2,789)	(4,405)
Net increase (decrease) in net assets from operations	$(677)	$(9,555)	$(87)	$(404)	$(1,493)	$(2,327)

See accompanying notes which are an integral part of the financial statements.

Annual Report
22

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$14	$23	$190	$334	$32	$72
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	77	—	202	—	23	—
Administrative and other charges	5	—	13	—	1	—
Total expenses	82	—	215	—	24	—
Fidelity Income Advantage:
Mortality and expense risk charges	9	—	28	—	4	—
Administrative and other charges	3	—	9	—	1	—
Total expenses	12	—	37	—	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	33	—	77	—	11
Administrative and other charges	—	12	—	30	—	4
Total expenses	—	45	—	107	—	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	94	45	252	107	29	15
Net investment income (loss)	(80)	(22)	(62)	227	3	57
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	627	1,109	588	616	(11)	—
Realized gain distributions	645	1,187	2,699	4,996	156	385
Net realized gain (loss) on investments	1,272	2,296	3,287	5,612	145	385
Unrealized appreciation (depreciation)	6	(463)	(7,334)	(14,238)	(756)	(1,847)
Net increase (decrease) in net assets from operations	$1,198	$1,811	$(4,109)	$(8,399)	$(608)	$(1,405)

See accompanying notes which are an integral part of the financial statements.

Annual Report
23

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$47	$184	$—	$—	$25	$75
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	—	138	—	20	—
Administrative and other charges	1	—	9	—	1	—
Total expenses	17	—	147	—	21	—
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	11	—	1	—
Administrative and other charges	—	—	4	—	1	—
Total expenses	1	—	15	—	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	12	—	68	—	12
Administrative and other charges	—	4	—	26	—	4
Total expenses	—	16	—	94	—	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	18	16	162	94	23	16
Net investment income (loss)	29	168	(162)	(94)	2	59
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	353	1,838	6,495	(198)	(267)
Realized gain distributions	126	528	1,341	3,455	3	9
Net realized gain (loss) on investments	172	881	3,179	9,950	(195)	(258)
Unrealized appreciation (depreciation)	(77)	(421)	(4,582)	(13,570)	(476)	(2,046)
Net increase (decrease) in net assets from operations	$124	$628	$(1,565)	$(3,714)	$(669)	$(2,245)

See accompanying notes which are an integral part of the financial statements.

Annual Report
24

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$27	$72	$27	$188	$22	$112
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	—	19	—	23	—
Administrative and other charges	7	—	1	—	2	—
Total expenses	107	—	20	—	25	—
Fidelity Income Advantage:
Mortality and expense risk charges	3	—	1	—	2	—
Administrative and other charges	1	—	1	—	—	—
Total expenses	4	—	2	—	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	78	—	23	—	21
Administrative and other charges	—	27	—	9	—	8
Total expenses	—	105	—	32	—	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	111	105	22	32	27	29
Net investment income (loss)	(84)	(33)	5	156	(5)	83
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	395	1,115	(30)	1,233	140	825
Realized gain distributions	252	1,004	69	390	144	645
Net realized gain (loss) on investments	647	2,119	39	1,623	284	1,470
Unrealized appreciation (depreciation)	237	859	(421)	(4,490)	(721)	(3,873)
Net increase (decrease) in net assets from operations	$800	$2,945	$(377)	$(2,711)	$(442)	$(2,320)

See accompanying notes which are an integral part of the financial statements.

Annual Report
25

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$8	$41	$83	$436	$234	$2,579
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	—	22	—	42	—
Administrative and other charges	1	—	1	—	3	—
Total expenses	19	—	23	—	45	—
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	1	—	8	—
Administrative and other charges	1	—	1	—	2	—
Total expenses	2	—	2	—	10	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	22	—	20	—	104
Administrative and other charges	—	8	—	7	—	38
Total expenses	—	30	—	27	—	142
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	21	30	25	27	55	142
Net investment income (loss)	(13)	11	58	409	179	2,437
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	87	1,054	(79)	(148)	(9)	(85)
Realized gain distributions	98	681	169	911	12	133
Net realized gain (loss) on investments	185	1,735	90	763	3	48
Unrealized appreciation (depreciation)	(280)	(2,210)	(373)	(2,353)	(403)	(4,537)
Net increase (decrease) in net assets from operations	$(108)	$(464)	$(225)	$(1,181)	$(221)	$(2,052)

See accompanying notes which are an integral part of the financial statements.

Annual Report
26

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$16	$166	$26	$152	$18	$69
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	—	15	—	8	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	19	—	16	—	9	—
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	3	—	—	—
Administrative and other charges	1	—	1	—	—	—
Total expenses	2	—	4	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	33	—	19	—	6
Administrative and other charges	—	14	—	8	—	2
Total expenses	—	47	—	27	—	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	21	47	20	27	9	8
Net investment income (loss)	(5)	119	6	125	9	61
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	137	1,601	1	212	8	39
Realized gain distributions	42	432	135	821	11	52
Net realized gain (loss) on investments	179	2,033	136	1,033	19	91
Unrealized appreciation (depreciation)	(504)	(5,710)	(488)	(3,215)	(58)	(245)
Net increase (decrease) in net assets from operations	$(330)	$(3,558)	$(346)	$(2,057)	$(30)	$(93)

See accompanying notes which are an integral part of the financial statements.

Annual Report
27

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$11	$57	$14	$78	$18	$116
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	—	8	—	8	—
Administrative and other charges	—	—	—	—	1	—
Total expenses	5	—	8	—	9	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	4	—	10	—	14
Administrative and other charges	—	2	—	4	—	5
Total expenses	—	6	—	14	—	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	5	6	8	14	9	19
Net investment income (loss)	6	51	6	64	9	97
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	79	11	169	12	162
Realized gain distributions	9	37	27	136	50	213
Net realized gain (loss) on investments	10	116	38	305	62	375
Unrealized appreciation (depreciation)	(43)	(271)	(85)	(601)	(136)	(865)
Net increase (decrease) in net assets from operations	$(27)	$(104)	$(41)	$(232)	$(65)	$(393)

See accompanying notes which are an integral part of the financial statements.

Annual Report
28

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$42	$339	$23	$211	$21	$226
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	—	13	—	11	—
Administrative and other charges	2	—	1	—	1	—
Total expenses	24	—	14	—	12	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	37	—	29	—	29
Administrative and other charges	—	11	—	8	—	8
Total expenses	—	48	—	37	—	37
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	24	48	14	37	12	37
Net investment income (loss)	18	291	9	174	9	189
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	96	479	21	159	36	620
Realized gain distributions	99	479	34	267	33	332
Net realized gain (loss) on investments	195	958	55	426	69	952
Unrealized appreciation (depreciation)	(396)	(2,636)	(188)	(1,677)	(204)	(2,547)
Net increase (decrease) in net assets from operations	$(183)	$(1,387)	$(124)	$(1,077)	$(126)	$(1,406)
See accompanying notes which are an integral part of the financial statements.

Annual Report
29

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class
Income:
Dividends	$27	$16	$34	$14	$178	$1,058
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	11	—	22
Administrative and other charges	—	—	—	1	—	2
Total expenses	—	—	—	12	—	24
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	4
Administrative and other charges	—	—	—	—	—	2
Total expenses	—	—	—	1	—	6
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	27	88
Administrative and other charges	—	—	—	—	12	29
Total expenses	—	—	—	—	39	117
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	8	5	12	—	—	3
Administrative and other charges	2	1	2	—	—	1
Total expenses	10	6	14	—	—	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	10	6	14	13	39	151
Net investment income (loss)	17	10	20	1	139	907
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	7	15	16	239	89
Realized gain distributions	25	19	48	138	2,187	2,431
Net realized gain (loss) on investments	26	26	63	154	2,426	2,520
Unrealized appreciation (depreciation)	(94)	(82)	(226)	(416)	(5,737)	(4,540)
Net increase (decrease) in net assets from operations	$(51)	$(46)	$(143)	$(261)	$(3,172)	$(1,113)

See accompanying notes which are an integral part of the financial statements.

Annual Report
30

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,897	$2,015	$1,019	$359	$36	$467
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	74	36	44	13	9	—
Administrative and other charges	5	2	3	1	1	—
Total expenses	79	38	47	14	10	—
Fidelity Income Advantage:
Mortality and expense risk charges	29	7	14	4	1	—
Administrative and other charges	9	2	5	1	—	—
Total expenses	38	9	19	5	1	—
Fidelity Personal Retirement:
Mortality and expense risk charges	192	131	159	60	—	22
Administrative and other charges	57	39	45	21	—	8
Total expenses	249	170	204	81	—	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	23	38	8	4	—	—
Administrative and other charges	4	8	1	1	—	—
Total expenses	27	46	9	5	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	709	—	—	—	—
Administrative and other charges	—	191	—	—	—	—
Total expenses	—	900	—	—	—	—
Total expenses	393	1,163	279	105	11	30
Net investment income (loss)	1,504	852	740	254	25	437
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,324	2,535	1,540	1,292	(56)	109
Realized gain distributions	9,790	19,365	8,964	4,319	109	1,178
Net realized gain (loss) on investments	12,114	21,900	10,504	5,611	53	1,287
Unrealized appreciation (depreciation)	(20,932)	(34,084)	(19,040)	(10,088)	(335)	(4,707)
Net increase (decrease) in net assets from operations	$(7,314)	$(11,332)	$(7,796)	$(4,223)	$(257)	$(2,983)

See accompanying notes which are an integral part of the financial statements.

Annual Report
31

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class
Income:
Dividends	$13	$101	$14	$47	$21	$58
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	—	6	—	28	—
Administrative and other charges	1	—	—	—	2	—
Total expenses	8	—	6	—	30	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	1	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	1	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	9	—	3	—	15
Administrative and other charges	—	3	—	2	—	7
Total expenses	—	12	—	5	—	22
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	8	12	6	5	31	22
Net investment income (loss)	5	89	8	42	(10)	36
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18	88	2	(11)	119	1,371
Realized gain distributions	70	509	78	230	1	5
Net realized gain (loss) on investments	88	597	80	219	120	1,376
Unrealized appreciation (depreciation)	(330)	(2,562)	(142)	(459)	(804)	(3,753)
Net increase (decrease) in net assets from operations	$(237)	$(1,876)	$(54)	$(198)	$(694)	$(2,341)

See accompanying notes which are an integral part of the financial statements.

Annual Report
32

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index
Income:
Dividends	$30	$1,184	$86	$60	$18	$40
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	—	1	2	1	1
Administrative and other charges	—	—	—	—	—	—
Total expenses	4	—	1	2	1	1
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	—	—	—	—
Administrative and other charges	1	—	—	—	—	—
Total expenses	2	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	31	3	3	1	2
Administrative and other charges	—	14	1	2	—	—
Total expenses	—	45	4	5	1	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	6	45	5	7	2	3
Net investment income (loss)	24	1,139	81	53	16	37
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	(15)	(1)	9	(1)	1
Realized gain distributions	—	—	—	10	—	3
Net realized gain (loss) on investments	—	(15)	(1)	19	(1)	4
Unrealized appreciation (depreciation)	(42)	(1,513)	22	(848)	(335)	(371)
Net increase (decrease) in net assets from operations	$(18)	$(389)	$102	$(776)	$(320)	$(330)

See accompanying notes which are an integral part of the financial statements.

Annual Report
33

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity
Income:
Dividends	$32	$742	$64	$65	$—	$2
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	12	5	8	25	8
Administrative and other charges	1	1	—	1	2	1
Total expenses	21	13	5	9	27	9
Fidelity Income Advantage:
Mortality and expense risk charges	1	1	1	—	1	1
Administrative and other charges	1	—	1	1	1	1
Total expenses	2	1	2	1	2	2
Fidelity Personal Retirement:
Mortality and expense risk charges	6	16	5	6	—	—
Administrative and other charges	2	6	2	2	—	—
Total expenses	8	22	7	8	—	—
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	31	36	14	18	29	11
Net investment income (loss)	1	706	50	47	(29)	(9)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(52)	(121)	(61)	232	33	(2)
Realized gain distributions	—	—	244	—	450	126
Net realized gain (loss) on investments	(52)	(121)	183	232	483	124
Unrealized appreciation (depreciation)	(1,271)	(1,608)	(595)	(1,216)	(661)	(215)
Net increase (decrease) in net assets from operations	$(1,322)	$(1,023)	$(362)	$(937)	$(207)	$(100)

See accompanying notes which are an integral part of the financial statements.

Annual Report
34

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2018

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$211	$50	$775	$470	$1,206	$248	$—	$154
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	10	—	17	8	13	5	3	4
Administrative and other charges	1	—	1	—	1	—	—	—
Total expenses	11	—	18	8	14	5	3	4
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	1	—	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	10	2	53	24	63	44	13	7
Administrative and other charges	5	1	20	8	23	16	5	2
Total expenses	15	3	73	32	86	60	18	9
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Total expenses	27	3	91	40	100	65	21	13
Net investment income (loss)	184	47	684	430	1,106	183	(21)	141
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(102)	(36)	(50)	(209)	(159)	(12)	(133)	(110)
Realized gain distributions	—	—	—	—	552	1,165	—	—
Net realized gain (loss) on investments	(102)	(36)	(50)	(209)	393	1,153	(133)	(110)
Unrealized appreciation (depreciation)	(2,204)	(368)	(592)	(676)	(1,912)	(3,791)	344	(48)
Net increase (decrease) in net assets from operations	$(2,122)	$(357)	$42	$(455)	$(413)	$(2,455)	$190	$(17)

See accompanying notes which are an integral part of the financial statements.

Annual Report
35

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$161	$(27)	$1,495	$420	$324	$352	$1,996	$2,139
Net realized gain (loss) on investments	—	—	—	—	(967)	(705)	(242)	340
Unrealized appreciation (depreciation)	—	—	—	—	367	840	(3,103)	373
Net increase (decrease) in net assets from operations	161	(27)	1,495	420	(276)	487	(1,349)	2,852
Contract Transactions:
Payments received from contract owners	—	—	82,540	84,867	—	—	432	1,077
Transfers between sub-accounts and the fixed account, net	11,313	4,939	5,783	(49,834)	(410)	(502)	(4,586)	(5,964)
Contract benefits	(247)	(206)	(6,289)	(9,431)	(224)	(304)	—	—
Contract terminations	(7,444)	(6,390)	(40,410)	(27,588)	(350)	(482)	(2,105)	(929)
Contract maintenance charges	(6)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	15	(127)	8	1	(19)	(61)	—	1
Net increase (decrease) in net assets from contract transactions	3,631	(1,790)	41,632	(1,985)	(1,004)	(1,350)	(6,259)	(5,815)
Total increase (decrease) in net assets	3,792	(1,817)	43,127	(1,565)	(1,280)	(863)	(7,608)	(2,963)
Net Assets:
Beginning of period	18,354	20,171	91,331	92,896	7,717	8,580	41,811	44,774
End of period	$22,146	$18,354	$134,458	$91,331	$6,437	$7,717	$34,203	$41,811
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$610	$390	$718	$554	$(305)	$(273)	$(16)	$(15)
Net realized gain (loss) on investments	1,972	736	1,979	1,446	8,196	4,385	6,135	2,989
Unrealized appreciation (depreciation)	(6,415)	3,988	(5,724)	2,668	(8,295)	8,825	(6,357)	4,300
Net increase (decrease) in net assets from operations	(3,833)	5,114	(3,027)	4,668	(404)	12,937	(238)	7,274
Contract Transactions:
Payments received from contract owners	—	—	221	1,110	—	—	691	345
Transfers between sub-accounts and the fixed account, net	(910)	(1,256)	(3,424)	(4,705)	477	(265)	1,172	6,253
Contract benefits	(792)	(895)	—	—	(717)	(848)	—	—
Contract terminations	(2,004)	(2,743)	(1,181)	(1,031)	(1,838)	(1,533)	(1,049)	(643)
Contract maintenance charges	(6)	(7)	—	—	(9)	(8)	—	—
Other transfers (to) from EFILI, net	(51)	(80)	(1)	—	(1)	(103)	—	—
Net increase (decrease) in net assets from contract transactions	(3,763)	(4,981)	(4,385)	(4,626)	(2,088)	(2,757)	814	5,955
Total increase (decrease) in net assets	(7,596)	133	(7,412)	42	(2,492)	10,180	576	13,229
Net Assets:
Beginning of period	45,842	45,709	39,683	39,641	49,419	39,239	32,282	19,053
End of period	$38,246	$45,842	$32,271	$39,683	$46,927	$49,419	$32,858	$32,282

See accompanying notes which are an integral part of the financial statements.

Annual Report
36

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$64	$57	$275	$275
Net realized gain (loss) on investments	90	62	537	163
Unrealized appreciation (depreciation)	(1,558)	2,134	(4,166)	4,356
Net increase (decrease) in net assets from operations	(1,404)	2,253	(3,354)	4,794
Contract Transactions:
Payments received from contract owners	—	—	607	1,446
Transfers between sub-accounts and the fixed account, net	(356)	87	(3,577)	3,699
Contract benefits	(81)	(175)	—	—
Contract terminations	(289)	(154)	(723)	(637)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	—	(46)	7	1
Net increase (decrease) in net assets from contract transactions	(728)	(290)	(3,686)	4,509
Total increase (decrease) in net assets	(2,132)	1,963	(7,040)	9,303
Net Assets:
Beginning of period	9,797	7,834	25,083	15,780
End of period	$7,665	$9,797	$18,043	$25,083

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$255	$291	$1,348	$1,371	$227	$282	$361	$380
Net realized gain (loss) on investments	(84)	17	137	335	906	2,984	784	2,570
Unrealized appreciation (depreciation)	(441)	355	(2,093)	686	(2,716)	5	(2,516)	(114)
Net increase (decrease) in net assets from operations	(270)	663	(608)	2,392	(1,583)	3,271	(1,371)	2,836
Contract Transactions:
Payments received from contract owners	—	—	1,089	2,866	—	—	389	187
Transfers between sub-accounts and the fixed account, net	(1,490)	(819)	(5,548)	3,999	49	87	(227)	1,358
Contract benefits	(535)	(598)	—	—	(549)	(596)	—	—
Contract terminations	(594)	(1,296)	(2,116)	(1,694)	(1,198)	(1,133)	(409)	(1,133)
Contract maintenance charges	(2)	(3)	—	—	(3)	(3)	—	—
Other transfers (to) from EFILI, net	(2)	(217)	1	(1)	8	(29)	—	—
Net increase (decrease) in net assets from contract transactions	(2,623)	(2,933)	(6,574)	5,170	(1,693)	(1,674)	(247)	412
Total increase (decrease) in net assets	(2,893)	(2,270)	(7,182)	7,562	(3,276)	1,597	(1,618)	3,248
Net Assets:
Beginning of period	18,523	20,793	65,515	57,953	27,406	25,809	24,453	21,205
End of period	$15,630	$18,523	$58,333	$65,515	$24,130	$27,406	$22,835	$24,453

See accompanying notes which are an integral part of the financial statements.

Annual Report
37

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$3,830	$3,328	$45	$31	$105	$92
Net realized gain (loss) on investments	14,981	9,926	362	1,075	550	1,100
Unrealized appreciation (depreciation)	(30,229)	29,489	(982)	95	(1,371)	96
Net increase (decrease) in net assets from operations	(11,418)	42,743	(575)	1,201	(716)	1,288
Contract Transactions:
Payments received from contract owners	2,546	4,556	—	—	797	204
Transfers between sub-accounts and the fixed account, net	(3,003)	14,935	(22)	(548)	(273)	1,819
Contract benefits	(1,864)	(900)	(105)	(96)	—	—
Contract terminations	(7,697)	(6,976)	(383)	(150)	(1,431)	(370)
Contract maintenance charges	(9)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(164)	(56)	13	(93)	(1)	—
Net increase (decrease) in net assets from contract transactions	(10,191)	11,550	(498)	(888)	(908)	1,653
Total increase (decrease) in net assets	(21,609)	54,293	(1,073)	313	(1,624)	2,941
Net Assets:
Beginning of period	247,503	193,210	7,485	7,172	9,432	6,491
End of period	$225,894	$247,503	$6,412	$7,485	$7,808	$9,432

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(135)	$196	$622	$961	$91	$91	$1,861	$1,714
Net realized gain (loss) on investments	12,456	7,785	15,106	10,240	966	625	14,422	8,144
Unrealized appreciation (depreciation)	(19,505)	12,556	(24,580)	14,349	(1,734)	1,329	(25,838)	17,850
Net increase (decrease) in net assets from operations	(7,184)	20,537	(8,852)	25,550	(677)	2,045	(9,555)	27,708
Contract Transactions:
Payments received from contract owners	—	—	2,653	2,675	—	—	4,411	7,318
Transfers between sub-accounts and the fixed account, net	(4,119)	(2,243)	(4,043)	(3,460)	364	309	2,278	9,380
Contract benefits	(1,628)	(1,777)	—	—	(336)	(356)	(38)	(71)
Contract terminations	(4,578)	(3,381)	(4,355)	(4,993)	(969)	(844)	(12,793)	(10,197)
Contract maintenance charges	(21)	(22)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	154	(329)	(3)	1	7	(89)	(6)	5
Net increase (decrease) in net assets from contract transactions	(10,192)	(7,752)	(5,748)	(5,777)	(936)	(982)	(6,148)	6,435
Total increase (decrease) in net assets	(17,376)	12,785	(14,600)	19,773	(1,613)	1,063	(15,703)	34,143
Net Assets:
Beginning of period	114,433	101,648	139,906	120,133	14,793	13,730	207,515	173,372
End of period	$97,057	$114,433	$125,306	$139,906	$13,180	$14,793	$191,812	$207,515

See accompanying notes which are an integral part of the financial statements.

Annual Report
38

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(5)	$—	$28	$50	$(78)	$69	$22	$240
Net realized gain (loss) on investments	226	156	1,143	583	1,374	987	2,056	1,443
Unrealized appreciation (depreciation)	(308)	297	(1,575)	1,212	(2,789)	1,366	(4,405)	1,950
Net increase (decrease) in net assets from operations	(87)	453	(404)	1,845	(1,493)	2,422	(2,327)	3,633
Contract Transactions:
Payments received from contract owners	—	—	148	108	—	—	205	1,004
Transfers between sub-accounts and the fixed account, net	(350)	(434)	(1,581)	62	(267)	(921)	(2,701)	2,182
Contract benefits	(12)	(22)	—	—	(496)	(352)	—	—
Contract terminations	(25)	(79)	(306)	(135)	(519)	(584)	(896)	(410)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	2	(17)	1	(1)	5	(96)	(1)	1
Net increase (decrease) in net assets from contract transactions	(386)	(553)	(1,738)	34	(1,279)	(1,955)	(3,393)	2,777
Total increase (decrease) in net assets	(473)	(100)	(2,142)	1,879	(2,772)	467	(5,720)	6,410
Net Assets:
Beginning of period	2,116	2,216	9,645	7,766	16,837	16,370	26,287	19,877
End of period	$1,643	$2,116	$7,503	$9,645	$14,065	$16,837	$20,567	$26,287
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(80)	$(49)	$(22)	$6	$(62)	$(42)	$227	$246
Net realized gain (loss) on investments	1,272	1,340	2,296	2,232	3,287	1,845	5,612	3,001
Unrealized appreciation (depreciation)	6	1,385	(463)	2,305	(7,334)	3,918	(14,238)	6,894
Net increase (decrease) in net assets from operations	1,198	2,676	1,811	4,543	(4,109)	5,721	(8,399)	10,141
Contract Transactions:
Payments received from contract owners	—	—	201	284	—	—	697	1,040
Transfers between sub-accounts and the fixed account, net	(54)	175	6,805	1,129	(3,043)	(1,311)	(1,970)	(111)
Contract benefits	(376)	(271)	—	—	(504)	(726)	—	—
Contract terminations	(696)	(250)	(1,013)	(486)	(1,589)	(1,464)	(1,478)	(1,665)
Contract maintenance charges	(1)	(1)	—	—	(6)	(7)	—	—
Other transfers (to) from EFILI, net	31	37	—	—	(21)	(125)	4	(1)
Net increase (decrease) in net assets from contract transactions	(1,096)	(310)	5,993	927	(5,163)	(3,633)	(2,747)	(737)
Total increase (decrease) in net assets	102	2,366	7,804	5,470	(9,272)	2,088	(11,146)	9,404
Net Assets:
Beginning of period	10,554	8,188	18,428	12,958	32,694	30,606	59,151	49,747
End of period	$10,656	$10,554	$26,232	$18,428	$23,422	$32,694	$48,005	$59,151
See accompanying notes which are an integral part of the financial statements.

Annual Report
39

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$3	$23	$57	$106	$29	$29	$168	$170
Net realized gain (loss) on investments	145	996	385	2,124	172	48	881	193
Unrealized appreciation (depreciation)	(756)	(369)	(1,847)	(732)	(77)	248	(421)	1,132
Net increase (decrease) in net assets from operations	(608)	650	(1,405)	1,498	124	325	628	1,495
Contract Transactions:
Payments received from contract owners	—	—	81	60	—	—	25	208
Transfers between sub-accounts and the fixed account, net	(268)	(300)	(1,110)	(263)	358	38	421	(1,201)
Contract benefits	(50)	(71)	—	—	(9)	(13)	—	—
Contract terminations	(204)	(375)	(347)	(224)	(74)	(308)	(179)	(176)
Contract maintenance charges	—	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	9	(24)	—	—	1	2	(1)	—
Net increase (decrease) in net assets from contract transactions	(513)	(771)	(1,376)	(427)	276	(281)	266	(1,169)
Total increase (decrease) in net assets	(1,121)	(121)	(2,781)	1,071	400	44	894	326
Net Assets:
Beginning of period	3,819	3,940	9,305	8,234	2,159	2,115	9,050	8,724
End of period	$2,698	$3,819	$6,524	$9,305	$2,559	$2,159	$9,944	$9,050
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(162)	$(124)	$(94)	$(65)	$2	$20	$59	$117
Net realized gain (loss) on investments	3,179	1,948	9,950	5,565	(195)	(616)	(258)	(155)
Unrealized appreciation (depreciation)	(4,582)	3,937	(13,570)	8,557	(476)	247	(2,046)	(511)
Net increase (decrease) in net assets from operations	(1,565)	5,761	(3,714)	14,057	(669)	(349)	(2,245)	(549)
Contract Transactions:
Payments received from contract owners	—	—	476	1,355	—	—	53	167
Transfers between sub-accounts and the fixed account, net	115	1,645	(441)	6,326	(366)	(1,265)	(580)	(3,206)
Contract benefits	(466)	(332)	—	—	(51)	(164)	—	—
Contract terminations	(775)	(1,106)	(1,597)	(623)	(45)	(440)	(174)	(142)
Contract maintenance charges	(3)	(4)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	61	55	—	(12)	7	(1)	—	1
Net increase (decrease) in net assets from contract transactions	(1,068)	258	(1,562)	7,046	(456)	(1,871)	(701)	(3,180)
Total increase (decrease) in net assets	(2,633)	6,019	(5,276)	21,103	(1,125)	(2,220)	(2,946)	(3,729)
Net Assets:
Beginning of period	17,521	11,502	46,290	25,187	3,067	5,287	9,301	13,030
End of period	$14,888	$17,521	$41,014	$46,290	$1,942	$3,067	$6,355	$9,301

See accompanying notes which are an integral part of the financial statements.

Annual Report
40

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(84)	$(72)	$(33)	$1	$5	$(2)	$156	$75
Net realized gain (loss) on investments	647	114	2,119	119	39	168	1,623	1,001
Unrealized appreciation (depreciation)	237	2,738	859	9,872	(421)	308	(4,490)	1,712
Net increase (decrease) in net assets from operations	800	2,780	2,945	9,992	(377)	474	(2,711)	2,788
Contract Transactions:
Payments received from contract owners	—	—	829	891	—	—	832	189
Transfers between sub-accounts and the fixed account, net	730	(1,631)	5,700	(6,515)	(798)	(127)	(2,884)	3,552
Contract benefits	(65)	(114)	(2)	(1)	(35)	(48)	—	—
Contract terminations	(872)	(783)	(2,011)	(1,927)	(230)	(122)	(125)	(140)
Contract maintenance charges	(2)	(2)	—	(1)	—	(4)	—	—
Other transfers (to) from EFILI, net	21	(25)	(5)	(2)	2	3	1	—
Net increase (decrease) in net assets from contract transactions	(188)	(2,555)	4,511	(7,555)	(1,061)	(298)	(2,176)	3,601
Total increase (decrease) in net assets	612	225	7,456	2,437	(1,438)	176	(4,887)	6,389
Net Assets:
Beginning of period	12,445	12,220	45,886	43,449	3,159	2,983	18,289	11,900
End of period	$13,057	$12,445	$53,342	$45,886	$1,721	$3,159	$13,402	$18,289
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(5)	$(4)	$83	$93	$(13)	$(5)	$11	$39
Net realized gain (loss) on investments	284	330	1,470	960	185	36	1,735	303
Unrealized appreciation (depreciation)	(721)	269	(3,873)	2,226	(280)	341	(2,210)	2,196
Net increase (decrease) in net assets from operations	(442)	595	(2,320)	3,279	(108)	372	(464)	2,538
Contract Transactions:
Payments received from contract owners	—	—	117	522	—	—	152	508
Transfers between sub-accounts and the fixed account, net	(919)	(121)	(5,149)	263	635	(217)	2,468	(1,768)
Contract benefits	(21)	(19)	—	—	(33)	(41)	—	—
Contract terminations	(150)	(153)	(546)	(171)	(100)	(51)	(669)	(154)
Contract maintenance charges	(1)	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	6	9	1	(1)	11	10	1	—
Net increase (decrease) in net assets from contract transactions	(1,085)	(285)	(5,577)	613	513	(299)	1,952	(1,414)
Total increase (decrease) in net assets	(1,527)	310	(7,897)	3,892	405	73	1,488	1,124
Net Assets:
Beginning of period	3,755	3,445	20,810	16,918	2,051	1,978	13,934	12,810
End of period	$2,228	$3,755	$12,913	$20,810	$2,456	$2,051	$15,422	$13,934

See accompanying notes which are an integral part of the financial statements.

Annual Report
41

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$58	$36	$409	$295	$179	$161	$2,437	$2,396
Net realized gain (loss) on investments	90	81	763	1,311	3	55	48	674
Unrealized appreciation (depreciation)	(373)	4	(2,353)	(854)	(403)	254	(4,537)	2,505
Net increase (decrease) in net assets from operations	(225)	121	(1,181)	752	(221)	470	(2,052)	5,575
Contract Transactions:
Payments received from contract owners	—	—	197	379	—	—	1,017	3,813
Transfers between sub-accounts and the fixed account, net	(67)	(922)	(2,024)	(4,268)	(394)	120	(10,203)	4,643
Contract benefits	(38)	(96)	—	—	(226)	(156)	—	(39)
Contract terminations	(228)	(350)	(299)	(528)	(223)	(323)	(4,084)	(2,214)
Contract maintenance charges	(1)	(1)	—	—	(1)	(2)	—	—
Other transfers (to) from EFILI, net	6	3	(1)	—	9	(30)	—	—
Net increase (decrease) in net assets from contract transactions	(328)	(1,366)	(2,127)	(4,417)	(835)	(391)	(13,270)	6,203
Total increase (decrease) in net assets	(553)	(1,245)	(3,308)	(3,665)	(1,056)	79	(15,322)	11,778
Net Assets:
Beginning of period	3,434	4,679	17,892	21,557	7,117	7,038	82,441	70,663
End of period	$2,881	$3,434	$14,584	$17,892	$6,061	$7,117	$67,119	$82,441

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(5)	$(6)	$119	$67
Net realized gain (loss) on investments	179	54	2,033	339
Unrealized appreciation (depreciation)	(504)	527	(5,710)	5,504
Net increase (decrease) in net assets from operations	(330)	575	(3,558)	5,910
Contract Transactions:
Payments received from contract owners	—	—	876	855
Transfers between sub-accounts and the fixed account, net	(171)	639	(1,973)	7,044
Contract benefits	(66)	(52)	—	—
Contract terminations	(99)	(46)	(259)	(291)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	1	13	1	—
Net increase (decrease) in net assets from contract transactions	(335)	554	(1,355)	7,608
Total increase (decrease) in net assets	(665)	1,129	(4,913)	13,518
Net Assets:
Beginning of period	2,665	1,536	27,424	13,906
End of period	$2,000	$2,665	$22,511	$27,424

See accompanying notes which are an integral part of the financial statements.

Annual Report
42

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$6	$11	$125	$150
Net realized gain (loss) on investments	136	76	1,033	634
Unrealized appreciation (depreciation)	(488)	238	(3,215)	1,214
Net increase (decrease) in net assets from operations	(346)	325	(2,057)	1,998
Contract Transactions:
Payments received from contract owners	—	—	412	238
Transfers between sub-accounts and the fixed account, net	(41)	(315)	(113)	(372)
Contract benefits	(47)	(42)	—	—
Contract terminations	(25)	(103)	(543)	(382)
Contract maintenance charges	(1)	(1)	—	—
Other transfers (to) from EFILI, net	4	5	—	(1)
Net increase (decrease) in net assets from contract transactions	(110)	(456)	(244)	(517)
Total increase (decrease) in net assets	(456)	(131)	(2,301)	1,481
Net Assets
Beginning of period	2,424	2,555	15,007	13,526
End of period	$1,968	$2,424	$12,706	$15,007
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$9	$7	$61	$62
Net realized gain (loss) on investments	19	20	91	58
Unrealized appreciation (depreciation)	(58)	52	(245)	168
Net increase (decrease) in net assets from operations	(30)	79	(93)	288
Contract Transactions:
Payments received from contract owners	—	—	40	163
Transfers between sub-accounts and the fixed account, net	19	(63)	(705)	1,223
Contract benefits	—	(2)	—	—
Contract terminations	(15)	(18)	(225)	(162)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	1	1	—	2
Net increase (decrease) in net assets from contract transactions	5	(82)	(890)	1,226
Total increase (decrease) in net assets	(25)	(3)	(983)	1,514
Net Assets:
Beginning of period	1,081	1,084	4,702	3,188
End of period	$1,056	$1,081	$3,719	$4,702

See accompanying notes which are an integral part of the financial statements.

Annual Report
43

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$6	$4	$51	$55	$6	$7	$64	$73
Net realized gain (loss) on investments	10	7	116	73	38	31	305	222
Unrealized appreciation (depreciation)	(43)	30	(271)	250	(85)	79	(601)	399
Net increase (decrease) in net assets from operations	(27)	41	(104)	378	(41)	117	(232)	694
Contract Transactions:
Payments received from contract owners	—	—	50	—	—	—	5	42
Transfers between sub-accounts and the fixed account, net	196	9	256	263	(140)	(48)	152	(157)
Contract benefits	—	—	—	—	—	—	(1)	—
Contract terminations	(2)	(2)	(1,212)	(276)	(7)	(159)	(1,192)	(276)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	—	(2)	—	1	(2)	—	—
Net increase (decrease) in net assets from contract transactions	193	7	(908)	(13)	(146)	(209)	(1,036)	(391)
Total increase (decrease) in net assets	166	48	(1,012)	365	(187)	(92)	(1,268)	303
Net Assets:
Beginning of period	446	398	4,308	3,943	992	1,084	5,816	5,513
End of period	$612	$446	$3,296	$4,308	$805	$992	$4,548	$5,816
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$9	$7	$97	$100	$18	$23	$291	$284
Net realized gain (loss) on investments	62	82	375	243	195	113	958	592
Unrealized appreciation (depreciation)	(136)	118	(865)	718	(396)	304	(2,636)	2,337
Net increase (decrease) in net assets from operations	(65)	207	(393)	1,061	(183)	440	(1,387)	3,213
Contract Transactions:
Payments received from contract owners	—	—	11	377	—	—	355	251
Transfers between sub-accounts and the fixed account, net	(14)	(502)	(283)	(165)	(412)	131	(361)	1,382
Contract benefits	—	—	—	(5)	—	—	—	—
Contract terminations	(218)	(218)	(507)	(379)	(110)	(24)	(1,061)	(772)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(2)	—	—	2	—	(1)	—	1
Net increase (decrease) in net assets from contract transactions	(234)	(720)	(779)	(170)	(523)	105	(1,067)	862
Total increase (decrease) in net assets	(299)	(513)	(1,172)	891	(706)	545	(2,454)	4,075
Net Assets:
Beginning of period	1,315	1,828	8,271	7,380	3,268	2,723	23,711	19,636
End of period	$1,016	$1,315	$7,099	$8,271	$2,562	$3,268	$21,257	$23,711

See accompanying notes which are an integral part of the financial statements.

Annual Report
44

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$9	$11	$174	$156	$9	$7	$189	$165
Net realized gain (loss) on investments	55	48	426	462	69	55	952	589
Unrealized appreciation (depreciation)	(188)	181	(1,677)	1,418	(204)	154	(2,547)	1,651
Net increase (decrease) in net assets from operations	(124)	240	(1,077)	2,036	(126)	216	(1,406)	2,405
Contract Transactions:
Payments received from contract owners	—	—	293	704	—	—	863	215
Transfers between sub-accounts and the fixed account, net	(38)	82	921	474	279	(1)	1,540	3,071
Contract benefits	(4)	(7)	—	—	(1)	(3)	—	—
Contract terminations	—	(5)	(72)	(477)	(7)	(81)	(511)	(687)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	1	—	2	(1)	—	1	(1)	—
Net increase (decrease) in net assets from contract transactions	(41)	70	1,144	700	271	(84)	1,891	2,599
Total increase (decrease) in net assets	(165)	310	67	2,736	145	132	485	5,004
Net Assets:
Beginning of period	1,722	1,412	13,866	11,130	1,261	1,129	15,348	10,344
End of period	$1,557	$1,722	$13,933	$13,866	$1,406	$1,261	$15,833	$15,348

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$17	$23	$10	$13	$20	$27	$1	$(3)	$139	$102
Net realized gain (loss) on investments	26	27	26	28	63	74	154	98	2,426	1,301
Unrealized appreciation (depreciation)	(94)	70	(82)	77	(226)	229	(416)	(13)	(5,737)	(20)
Net increase (decrease) in net assets from operations	(51)	120	(46)	118	(143)	330	(261)	82	(3,172)	1,383
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	540	967
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	154	(528)	(179)	(2,817)
Contract benefits	(131)	(139)	(84)	(83)	(140)	(136)	(18)	(14)	—	—
Contract terminations	—	—	—	—	—	—	(4)	(67)	(482)	(360)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	7	(89)	12	8	8	6	3	3	3	1
Net increase (decrease) in net assets from contract transactions	(124)	(228)	(72)	(75)	(132)	(130)	135	(606)	(118)	(2,209)
Total increase (decrease) in net assets	(175)	(108)	(118)	43	(275)	200	(126)	(524)	(3,290)	(826)
Net Assets:
Beginning of period	1,714	1,822	1,092	1,049	2,435	2,235	1,555	2,079	22,781	23,607
End of period	$1,539	$1,714	$974	$1,092	$2,160	$2,435	$1,429	$1,555	$19,491	$22,781

See accompanying notes which are an integral part of the financial statements.

Annual Report
45

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$907	$601	$1,504	$1,113	$852	$588	$740	$581
Net realized gain (loss) on investments	2,520	847	12,114	3,385	21,900	7,928	10,504	3,755
Unrealized appreciation (depreciation)	(4,540)	2,613	(20,932)	11,823	(34,084)	16,026	(19,040)	11,339
Net increase (decrease) in net assets from operations	(1,113)	4,061	(7,314)	16,321	(11,332)	24,542	(7,796)	15,675
Contract Transactions:
Payments received from contract owners	789	2,005	2,874	2,620	2,644	2,376	2,809	2,748
Transfers between sub-accounts and the fixed account, net	4,521	(834)	3,342	6,603	1,408	1,755	4,076	4,628
Contract benefits	(105)	(320)	(765)	(966)	(789)	(942)	(374)	(399)
Contract terminations	(7,323)	(5,390)	(7,859)	(7,047)	(13,734)	(18,801)	(4,205)	(7,701)
Contract maintenance charges	(1)	(1)	(3)	(3)	(3)	(3)	—	(1)
Other transfers (to) from EFILI, net	13	(10)	100	(294)	39	43	55	76
Net increase (decrease) in net assets from contract transactions	(2,106)	(4,550)	(2,311)	913	(10,435)	(15,572)	2,361	(649)
Total increase (decrease) in net assets	(3,219)	(489)	(9,625)	17,234	(21,767)	8,970	(5,435)	15,026
Net Assets:
Beginning of period	59,454	59,943	133,749	116,515	169,712	160,742	97,269	82,243
End of period	$56,235	$59,454	$124,124	$133,749	$147,945	$169,712	$91,834	$97,269
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$254	$193	$25	$11	$437	$282	$5	$2
Net realized gain (loss) on investments	5,611	1,408	53	25	1,287	652	88	25
Unrealized appreciation (depreciation)	(10,088)	6,316	(335)	279	(4,707)	2,086	(330)	200
Net increase (decrease) in net assets from operations	(4,223)	7,917	(257)	315	(2,983)	3,020	(237)	227
Contract Transactions:
Payments received from contract owners	2,006	1,072	—	—	104	379	—	—
Transfers between sub-accounts and the fixed account, net	3,625	(559)	(521)	(955)	(3,246)	(4,814)	(319)	227
Contract benefits	(160)	(184)	(42)	(54)	(2)	—	(13)	(2)
Contract terminations	(824)	(1,415)	(92)	(392)	(354)	(360)	(6)	(24)
Contract maintenance charges	(1)	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(5)	(2)	8	8	—	1	(1)	(1)
Net increase (decrease) in net assets from contract transactions	4,641	(1,089)	(647)	(1,393)	(3,498)	(4,794)	(339)	200
Total increase (decrease) in net assets	418	6,828	(904)	(1,078)	(6,481)	(1,774)	(576)	427
Net Assets:
Beginning of period	41,644	34,816	1,908	2,986	21,257	23,031	1,258	831
End of period	$42,062	$41,644	$1,004	$1,908	$14,776	$21,257	$682	$1,258

See accompanying notes which are an integral part of the financial statements.

Annual Report
46

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$89	$51	$8	$15	$42	$58	$(10)	$—
Net realized gain (loss) on investments	597	243	80	118	219	448	120	61
Unrealized appreciation (depreciation)	(2,562)	1,225	(142)	(127)	(459)	(559)	(804)	207
Net increase (decrease) in net assets from operations	(1,876)	1,519	(54)	6	(198)	(53)	(694)	268
Contract Transactions:
Payments received from contract owners	46	202	—	—	15	58	—	—
Transfers between sub-accounts and the fixed account, net	(1,840)	2,720	100	(606)	826	(4,140)	(843)	4,185
Contract benefits	—	—	(16)	(4)	(2)	—	(220)	(5)
Contract terminations	(47)	(218)	(5)	(233)	(134)	(107)	(69)	(9)
Contract maintenance charges	—	—	—	—	—	(3)	—	—
Other transfers (to) from EFILI, net	(1)	—	—	(1)	2	1	21	6
Net increase (decrease) in net assets from contract transactions	(1,842)	2,704	79	(844)	707	(4,191)	(1,111)	4,177
Total increase (decrease) in net assets	(3,718)	4,223	25	(838)	509	(4,244)	(1,805)	4,445
Net Assets:
Beginning of period	9,310	5,087	768	1,606	2,359	6,603	4,696	251
End of period	$5,592	$9,310	$793	$768	$2,868	$2,359	$2,891	$4,696

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$36	$64	$24	$10	$1,139	$702	$81	$—	$53	$—
Net realized gain (loss) on investments	1,376	879	—	2	(15)	51	(1)	—	19	—
Unrealized appreciation (depreciation)	(3,753)	2,451	(42)	—	(1,513)	—	22	—	(848)	—
Net increase (decrease) in net assets from operations	(2,341)	3,394	(18)	12	(389)	753	102	—	(776)	—
Contract Transactions:
Payments received from contract owners	412	729	—	—	2,866	2,091	86	—	115	—
Transfers between sub-accounts and the fixed account, net	(5,239)	6,974	355	247	4,618	3,081	6,824	—	7,870	—
Contract benefits	—	—	(25)	(19)	—	—	—	—	(2)	—
Contract terminations	(161)	(37)	(8)	(32)	(933)	(51)	(2)	—	(1)	—
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	10	10	2	—	2	—	—	—
Net increase (decrease) in net assets from contract transactions	(4,989)	7,667	332	206	6,553	5,121	6,910	—	7,982	—
Total increase (decrease) in net assets	(7,330)	11,061	314	218	6,164	5,874	7,012	—	7,206	—
Net Assets:
Beginning of period	16,317	5,256	513	295	25,289	19,415	—	—	—	—
End of period	$8,987	$16,317	$827	$513	$31,453	$25,289	$7,012	$—	$7,206	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report
47

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$16	$—	$37	$—	$1	$19	$706	$705
Net realized gain (loss) on investments	(1)	—	4	—	(52)	(44)	(121)	(1)
Unrealized appreciation (depreciation)	(335)	—	(371)	—	(1,271)	1,872	(1,608)	511
Net increase (decrease) in net assets from operations	(320)	—	(330)	—	(1,322)	1,847	(1,023)	1,215
Contract Transactions:
Payments received from contract owners	79	—	102	—	21	194	202	312
Transfers between sub-accounts and the fixed account, net	2,217	—	3,871	—	(24)	972	(759)	410
Contract benefits	—	—	(1)	—	(27)	(44)	(13)	(14)
Contract terminations	—	—	—	—	(586)	(326)	(712)	(335)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(7)	—	(4)	—	5	6	2	3
Net increase (decrease) in net assets from contract transactions	2,289	—	3,968	—	(612)	801	(1,280)	376
Total increase (decrease) in net assets	1,969	—	3,638	—	(1,934)	2,648	(2,303)	1,591
Net Assets:
Beginning of period	–	—	—	—	7,821	5,173	14,514	12,923
End of period	$1,969	$—	$3,638	$—	$5,887	$7,821	$12,211	$14,514

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$50	$42	$47	$46	$(29)	$(29)
Net realized gain (loss) on investments	183	(7)	232	72	483	209
Unrealized appreciation (depreciation)	(595)	710	(1,216)	866	(661)	698
Net increase (decrease) in net assets from operations	(362)	745	(937)	984	(207)	878
Contract Transactions:
Payments received from contract owners	7	27	9	4	—	—
Transfers between sub-accounts and the fixed account, net	(484)	612	283	1,750	(126)	(154)
Contract benefits	(18)	(24)	(22)	(24)	(41)	(59)
Contract terminations	(87)	(135)	(128)	(32)	(503)	(46)
Contract maintenance charges	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	3	1	4	3	6	(20)
Net increase (decrease) in net assets from contract transactions	(579)	481	146	1,701	(666)	(281)
Total increase (decrease) in net asset	(941)	1,226	(791)	2,685	(873)	597
Net Assets:
Beginning of period	5,917	4,691	5,920	3,235	3,847	3,250
End of period	$4,976	$5,917	$5,129	$5,920	$2,974	$3,847

See accompanying notes which are an integral part of the financial statements.

Annual Report
48

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	WFF – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$(9)	$(2)	$184	$262
Net realized gain (loss) on investments	124	121	(102)	769
Unrealized appreciation (depreciation)	(215)	141	(2,204)	2,653
Net increase (decrease) in net assets from operations	(100)	260	(2,122)	3,684
Contract Transactions:
Payments received from contract owners	—	—	100	632
Transfers between sub-accounts and the fixed account, net	(59)	(146)	(2,699)	(3,055)
Contract benefits	(26)	(39)	(7)	(221)
Contract terminations	(66)	(90)	(104)	(106)
Contract maintenance charges	—	—	—	(1)
Other transfers (to) from EFILI, net	(25)	(9)	(1)	16
Net increase (decrease) in net assets from contract transactions	(176)	(284)	(2,711)	(2,735)
Total increase (decrease) in net assets	(276)	(24)	(4,833)	949
Net Assets:
Beginning of period	1,461	1,485	13,629	12,680
End of period	$1,185	$1,461	$8,796	$13,629

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$47	$239	$684	$462	$430	$434	$1,106	$878
Net realized gain (loss) on investments	(36)	(17)	(50)	(40)	(209)	(25)	393	(35)
Unrealized appreciation (depreciation)	(368)	(183)	(592)	39	(676)	273	(1,912)	1,370
Net increase (decrease) in net assets from operations	(357)	39	42	461	(455)	682	(413)	2,213
Contract Transactions:
Payments received from contract owners	1	27	720	1,321	268	124	996	1,183
Transfers between sub-accounts and the fixed account, net	463	108	3,716	(336)	(338)	(1,295)	(2,018)	865
Contract benefits	—	—	(2)	(2)	(22)	(9)	(3)	(68)
Contract terminations	—	(71)	(4,378)	(2,666)	(1,239)	(566)	(3,303)	(1,580)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	1	—	—	—	(2)	2	—	(35)
Net increase (decrease) in net assets from contract transactions	465	64	55	(1,684)	(1,333)	(1,744)	(4,328)	365
Total increase (decrease) in net assets	108	103	97	(1,223)	(1,788)	(1,062)	(4,741)	2,578
Net Assets:
Beginning of period	2,156	2,053	41,096	42,319	19,747	20,809	50,370	47,792
End of period	$2,264	$2,156	$41,193	$41,096	$17,959	$19,747	$45,629	$50,370

See accompanying notes which are an integral part of the financial statements.

Annual Report
49

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2018 and 2017

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/18	12/31/17	12/31/18	12/31/17	12/31/18	12/31/17
Operations:
Net investment income (loss)	$183	$328	$(21)	$(23)	$141	$148
Net realized gain (loss) on investments	1,153	410	(133)	(132)	(110)	(32)
Unrealized appreciation (depreciation)	(3,791)	3,482	344	379	(48)	(41)
Net increase (decrease) in net assets from operations	(2,455)	4,220	190	224	(17)	75
Contract Transactions:
Payments received from contract owners	181	607	25	89	42	143
Transfers between sub-accounts and the fixed account, net	(2,418)	(1,299)	(585)	(297)	(798)	(718)
Contract benefits	(1)	(1)	—	—	—	—
Contract terminations	(1,667)	(1,108)	(516)	(904)	(206)	(288)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	—	—	(2)
Net increase (decrease) in net assets from contract transactions	(3,905)	(1,801)	(1,076)	(1,112)	(962)	(865)
Total increase (decrease) in net assets	(6,360)	2,419	(886)	(888)	(979)	(790)
Net Assets:
Beginning of period	34,593	32,174	11,510	12,398	5,858	6,648
End of period	$28,233	$34,593	$10,624	$11,510	$4,879	$5,858

See accompanying notes which are an integral part of the financial statements.

Annual Report
50

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

As of December 31, 2018, the net assets and units of Retirement Reserve contracts that have annuitized were $17,012,000 and 626,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annual Report
51

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents other contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2018 or 2017. The Account had no Level 3 activity during 2018 and 2017.

Annual Report
52

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Personal Retirement Annuity was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Personal Retirement Annuity prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2018 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

Effective December 18, 2017, redemption fees were removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Industrials Investor Class

VIP - Utilities

VIP - Utilities Investor Class

VIP - Technology

VIP - Technology Investor Class

VIP - Energy

VIP - Energy Investor Class

VIP - Health Care

VIP - Health Care Investor Class

VIP - Consumer Discretionary

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples

VIP - Consumer Staples Investor Class

VIP - Materials

VIP - Materials Investor Class

VIP - Communication Services

VIP - Communication Services Investor Class

VIP - Financial Services

VIP - Financial Services Investor Class

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

EFILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by EFILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report
53

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2018 were 0.045% to 0.79% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2018:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$14,596	$10,810
VIP - Government Money Market Investor Class	137,016	93,890
VIP - High Income	611	1,290
VIP - High Income Investor Class	6,921	11,183
VIP - Equity Income	3,344	4,473
VIP - Equity Income Investor Class	6,223	8,114
VIP - Growth	8,873	4,182
VIP - Growth Investor Class	13,928	8,259
VIP - Overseas	598	1,262
VIP - Overseas, Investor Class	3,832	7,244
VIP - Investment Grade Bond	916	3,180
VIP - Investment Grade Bond Investor Class	12,239	17,056
VIP - Asset Manager	1,662	2,254
VIP - Asset Manager Investor Class	3,821	2,911
VIP - Index 500	32,780	37,945
VIP - Asset Manager: Growth	469	640
VIP - Asset Manager: Growth Investor Class	3,026	3,446
VIP - Contrafund	11,759	12,337
VIP - Contrafund Investor Class	24,891	18,142
VIP - Balanced	1,621	1,734
VIP - Balanced Investor Class	31,766	25,594
VIP - Dynamic Capital Appreciation	320	502
VIP - Dynamic Capital Appreciation Investor Class	2,576	3,321
VIP - Growth & Income	1,322	1,752
VIP - Growth & Income Investor Class	6,548	8,461
VIP - Growth Opportunities	2,158	2,682
VIP - Growth Opportunities Investor Class	14,005	6,847
VIP - Mid Cap	3,269	5,794
VIP - Mid Cap Investor Class	10,658	8,182
VIP - Value Strategies	262	615
VIP - Value Strategies Investor Class	978	1,913
VIP - Utilities	1,128	697
VIP - Utilities Investor Class	4,957	3,994
VIP - Technology	5,845	5,730
VIP - Technology Investor Class	21,338	19,538
VIP - Energy	474	924
VIP - Energy Investor Class	4,452	5,086
VIP - Health Care	3,184	3,206
VIP - Heath Care Investor Class	14,939	9,457
VIP - Financial Services	714	1,701
VIP - Financial Services Investor Class	5,708	7,338
VIP - Industrials	401	1,344
VIP - Industrials Investor Class	2,884	7,734
VIP - Consumer Discretionary	1,042	443
VIP - Consumer Discretionary Investor Class	7,858	5,214

Annual Report
54

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Real Estate	$449	$550
VIP - Real Estate Investor Class	2,743	3,550
VIP - Strategic Income	468	1,112
VIP - Strategic Income Investor Class	11,001	21,701
VIP - International Capital Appreciation	523	820
VIP - International Capital Appreciation Investor Class	6,727	7,531
VIP - Value	338	306
VIP - Value Investor Class	3,374	2,673
VIP - Freedom Income	136	111
VIP - Investor Freedom Income Investor Class	427	1,204
VIP - Freedom 2005	229	21
VIP - Investor Freedom 2005 Investor Class	400	1,219
VIP - Freedom 2010	41	154
VIP - Investor Freedom 2010 Investor Class	996	1,832
VIP - Freedom 2015	77	251
VIP - Investor Freedom 2015 Investor Class	1,142	1,611
VIP - Freedom 2020	241	648
VIP - Investor Freedom 2020 Investor Class	3,598	3,896
VIP - Freedom 2025	160	158
VIP - Investor Freedom 2025 Investor Class	2,869	1,284
VIP - Freedom 2030	566	254
VIP - Investor Freedom 2030 Investor Class	5,147	2,735
VIP - Freedom Lifetime Income I	58	141
VIP - Freedom Lifetime Income II	47	90
VIP - Freedom Lifetime Income III	89	154
VIP - Disciplined Small Cap	738	465
VIP - Disciplined Small Cap Investor Class	6,569	4,361
VIP - FundsManager 20% Investor Class	13,722	12,493
VIP - FundsManager 50% Investor Class	25,344	16,504
VIP - FundsManager 60% Investor Class	32,980	23,202
VIP - FundsManager 70% Investor Class	21,758	9,691
VIP - FundsManager 85% Investor Class	15,316	6,104
VIP - Consumer Staples	251	764
VIP - Consumer Staples Investor Class	3,978	5,861
VIP - Materials	209	472
VIP - Materials Investor Class	1,890	3,134
VIP - Communication Services	269	104
VIP - Communication Services Investor Class	1,798	819
VIP - Emerging Markets	740	1,860
VIP - Emerging Markets Investor	6,354	11,302
VIP - Floating Rate High Income	604	250
VIP - Floating Rate High Income Investor Class	20,625	12,933
VIP - Bond Index	7,313	323
VIP - Total Market Index	8,398	353
VIP - Extended Market Index	2,511	206
VIP - International Index	4,382	375
VIF - Emerging Markets Equity	10,601	11,212
VIF - Emerging Markets Debt	17,822	18,395
VIF - Global Strategist	6,471	6,757
Invesco - V.I. Global Core Equity	1,020	828
WFF - VT Discovery	458	702
WFF - VT Opportunity	136	194
Lazard - Retirement Emerging Markets	1,769	4,297
PVIT - Commodity Real Return	1,190	679
PVIT - Low Duration	8,711	7,971
PVIT - Real Return Portfolio	2,085	2,987

Annual Report
55

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
PVIT - Total Return Portfolio	$5,821	$8,492
Blackrock - Global Allocation V.I.	2,448	5,004
FTVIP - Templeton Global Bond	729	1,826
FTVIP - Franklin U.S. Gov't Securities	1,065	1,886

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2018:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	22,144	$22,144	$1.00
VIP - Government Money Market Investor Class	134,459	134,459	1.00
VIP - High Income	1,294	15,397	4.97
VIP - High Income Investor Class	6,924	41,707	4.94
VIP - Equity Income	1,877	47,586	20.37
VIP - Equity Income Investor Class	1,593	39,050	20.26
VIP - Growth	743	42,296	63.12
VIP - Growth Investor Class	523	34,999	62.81
VIP - Overseas	401	10,014	19.13
VIP - Overseas, Investor Class	947	21,455	19.06
VIP - Investment Grade Bond	1,266	17,245	12.34
VIP - Investment Grade Bond Investor Class	4,746	62,500	12.29
VIP - Asset Manager	1,763	29,809	13.68
VIP - Asset Manager Investor Class	1,680	27,157	13.59
VIP - Index 500	895	198,203	252.46
VIP - Asset Manager: Growth	382	6,708	16.76
VIP - Asset Manager Growth Investor Class	469	8,964	16.66
VIP - Contrafund	3,020	96,114	32.13
VIP - Contrafund Investor Class	3,924	134,675	31.93
VIP - Balanced	786	13,327	16.78
VIP - Balanced Investor Class	11,527	194,635	16.64
VIP - Dynamic Capital Appreciation	134	1,837	12.24
VIP - Dynamic Capital Appreciation Investor Class	615	8,373	12.21
VIP - Growth & Income	725	13,453	19.38
VIP - Growth & Income Investor Class	1,066	22,568	19.30
VIP - Growth Opportunities	281	9,893	38.01
VIP - Growth Opportunities Investor Class	694	26,037	37.78
VIP - Mid Cap	775	27,077	30.19
VIP - Mid Cap Investor Class	1,600	56,869	30.01
VIP - Value Strategies	243	3,499	11.11
VIP - Value Strategies Investor Class	591	8,656	11.04
VIP - Utilities	152	2,497	16.81
VIP - Utilities Investor Class	595	9,856	16.70
VIP - Technology	944	15,171	15.76
VIP - Technology Investor Class	2,634	45,003	15.57
VIP - Energy	131	3,808	14.78
VIP - Energy Investor Class	431	11,025	14.75
VIP - Health Care	469	13,299	27.86
VIP - Heath Care Investor Class	1,931	54,542	27.62
VIP - Financial Services	154	2,160	11.15
VIP - Financial Services Investor Class	1,207	15,377	11.10
VIP - Industrials	115	2,544	19.29
VIP - Industrials Investor Class	674	15,034	19.16
VIP - Consumer Discretionary	117	2,418	20.97
VIP - Consumer Discretionary Investor Class	738	15,476	20.91
VIP - Real Estate	173	4,170	16.68
VIP - Real Estate Investor Class	880	18,444	16.58

Annual Report
56

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Strategic Income	564	$6,623	$10.75
VIP - Strategic Income Investor Class	6,267	73,835	10.71
VIP - International Capital Appreciation	135	2,095	14.82
VIP - International Capital Appreciation Investor Class	1,530	23,490	14.71
VIP - Value	150	2,350	13.08
VIP - Value Investor Class	973	15,211	13.06
VIP - Freedom Income	95	1,053	11.08
VIP - Investor Freedom Income Investor Class	335	3,828	11.10
VIP - Freedom 2005	53	634	11.65
VIP - Investor Freedom 2005 Investor Class	295	3,390	11.17
VIP - Freedom 2010	65	815	12.32
VIP - Investor Freedom 2010 Investor Class	386	4,524	11.79
VIP - Freedom 2015	83	1,061	12.26
VIP - Investor Freedom 2015 Investor Class	612	7,119	11.59
VIP - Freedom 2020	204	2,607	12.58
VIP - Investor Freedom 2020 Investor Class	1,812	21,514	11.73
VIP - Freedom 2025	118	1,554	13.21
VIP - Investor Freedom 2025 Investor Class	1,119	14,221	12.45
VIP - Freedom 2030	108	1,476	12.98
VIP - Investor Freedom 2030 Investor Class	1,308	16,487	12.10
VIP - Freedom Lifetime Income I	145	1,647	10.57
VIP - Freedom Lifetime Income II	83	978	11.78
VIP - Freedom Lifetime Income III	182	2,180	11.89
VIP - Disciplined Small Cap	109	1,775	13.07
VIP - Disciplined Small Cap Investor Class	1,497	23,779	13.02
VIP - FundsManager 20% Investor Class	5,236	59,433	10.74
VIP - FundsManager 50% Investor Class	10,626	129,038	11.68
VIP - FundsManager 60% Investor Class	14,475	158,148	10.22
VIP - FundsManager 70% Investor Class	7,841	97,034	11.71
VIP - FundsManager 85% Investor Class	3,607	45,458	11.66
VIP - Consumer Staples	67	1,259	15.05
VIP - Consumer Staples Investor Class	986	18,287	14.98
VIP - Materials	60	901	11.46
VIP - Materials Investor Class	488	7,554	11.46
VIP - Communication Services	75	945	10.58
VIP - Communication Services Investor Class	273	3,375	10.50
VIP - Emerging Markets	290	3,519	9.95
VIP - Emerging Markets Investor Class	907	10,842	9.91
VIP - Floating Rate High Income	86	872	9.55
VIP - Floating Rate High Income Investor Class	3,297	33,263	9.54
VIP - Bond Index	697	6,989	10.06
VIP - Total Market Index	781	8,054	9.23
VIP - Extended Market Index	223	2,305	8.82
VIP - International Index	430	4,008	8.45
VIF - Emerging Markets Equity	406	9,014	14.49
VIF - Emerging Markets Debt	1,722	15,750	7.09
VIF - Global Strategist	505	6,119	9.85
Invesco - V.I. Global Core Equity	570	5,338	8.99
WFF - VT Discovery	114	3,645	26.14
WFF - VT Opportunity	52	1,455	22.85
Lazard - Retirement Emerging Markets	473	11,888	18.58
PVIT - Commodity Real Return	376	3,952	6.02
PVIT - Low Duration	4,087	43,587	10.08
PVIT - Real Return Portfolio	1,516	21,793	11.85
PVIT - Total Return Portfolio	4,354	50,282	10.48
Blackrock - Global Allocation V.I.	1,865	32,492	15.14
FTVIP - Templeton Global Bond	631	12,546	16.83
FTVIP - Franklin U.S. Gov't Securities	414	5,360	11.79

Annual Report
57

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2018 and 2017 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Government Money Market
Units Issued	897	511	—	4
Units Redeemed	(719)	(592)	(4)	(9)
Net Increase (Decrease)	178	(81)	(4)	(5)
VIP - High Income
Units Issued	6	3	—	—
Units Redeemed	(20)	(22)	(3)	(6)
Net Increase (Decrease)	(14)	(19)	(3)	(6)
VIP - Equity-Income
Units Issued	6	3	—	—
Units Redeemed	(33)	(43)	(6)	(6)
Net Increase (Decrease)	(27)	(40)	(6)	(6)
VIP - Growth
Units Issued	12	12	1	3
Units Redeemed	(24)	(32)	(3)	(4)
Net Increase (Decrease)	(12)	(20)	(2)	(1)
VIP - Overseas
Units Issued	10	18	1	1
Units Redeemed	(21)	(24)	(4)	(2)
Net Increase (Decrease)	(11)	(6)	(3)	(1)
VIP - Investment Grade Bond
Units Issued	12	20	—	—
Units Redeemed	(65)	(76)	(9)	(13)
Net Increase (Decrease)	(53)	(56)	(9)	(13)
VIP - Asset Manager
Units Issued	10	3	—	—
Units Redeemed	(35)	(29)	(3)	(4)
Net Increase (Decrease)	(25)	(26)	(3)	(4)
VIP - Index 500
Units Issued	31	47	4	—
Units Redeemed	(108)	(85)	(11)	(16)
Net Increase (Decrease)	(77)	(38)	(7)	(16)
VIP - Asset Manager: Growth
Units Issued	2	6	—	—
Units Redeemed	(12)	(26)	(1)	(3)
Net Increase (Decrease)	(10)	(20)	(1)	(3)
VIP - Contrafund
Units Issued	18	15	2	—
Units Redeemed	(113)	(91)	(11)	(13)
Net Increase (Decrease)	(95)	(76)	(9)	(13)
VIP - Balanced
Units Issued	29	39	1	—
Units Redeemed	(51)	(62)	(6)	(9)
Net Increase (Decrease)	(22)	(23)	(5)	(9)
VIP - Dynamic Capital Appreciation
Units Issued	3	2	—	—
Units Redeemed	(13)	(20)	(1)	(1)
Net Increase (Decrease)	(10)	(18)	(1)	(1)

Annual Report
58

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Growth & Income
Units Issued	12	16	—	—
Units Redeemed	(36)	(59)	(7)	(11)
Net Increase (Decrease)	(24)	(43)	(7)	(11)
VIP - Growth Opportunities
Units Issued	38	28	3	2
Units Redeemed	(64)	(37)	(7)	(5)
Net Increase (Decrease)	(26)	(9)	(4)	(3)
VIP - Mid Cap
Units Issued	7	14	2	1
Units Redeemed	(102)	(83)	(10)	(14)
Net Increase (Decrease)	(95)	(69)	(8)	(13)
VIP - Value Strategies
Units Issued	3	3	—	1
Units Redeemed	(19)	(29)	(1)	(4)
Net Increase (Decrease)	(16)	(26)	(1)	(3)
VIP - Utilities
Units Issued	25	7	9	6
Units Redeemed	(19)	(24)	(6)	(1)
Net Increase (Decrease)	6	(17)	3	5
VIP - Technology
Units Issued	111	137	10	17
Units Redeemed	(139)	(142)	(16)	(3)
Net Increase (Decrease)	(28)	(5)	(6)	14
VIP - Energy
Units Issued	17	13	2	1
Units Redeemed	(34)	(87)	(3)	(4)
Net Increase (Decrease)	(17)	(74)	(1)	(3)
VIP - Health Care
Units Issued	61	27	4	1
Units Redeemed	(69)	(80)	(1)	(9)
Net Increase (Decrease)	(8)	(53)	3	(8)
VIP - Financial Services
Units Issued	37	149	1	3
Units Redeemed	(96)	(161)	(5)	(16)
Net Increase (Decrease)	(59)	(12)	(4)	(13)
VIP - Industrials
Units Issued	6	15	—	2
Units Redeemed	(27)	(22)	(1)	(2)
Net Increase (Decrease)	(21)	(7)	(1)	—
VIP - Consumer Discretionary
Units Issued	26	5	1	—
Units Redeemed	(12)	(15)	(1)	(1)
Net Increase (Decrease)	14	(10)	—	(1)
VIP - Real Estate
Units Issued	7	2	—	—
Units Redeemed	(16)	(35)	(1)	(7)
Net Increase (Decrease)	(9)	(33)	(1)	(7)

Annual Report
59

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Strategic Income
Units Issued	14	39	—	3
Units Redeemed	(51)	(54)	(5)	(7)
Net Increase (Decrease)	(37)	(15)	(5)	(4)
VIP - International Capital Appreciation
Units Issued	24	39	—	11
Units Redeemed	(30)	(21)	(12)	(1)
Net Increase (Decrease)	(6)	18	(12)	10
VIP - Value
Units Issued	8	5	—	1
Units Redeemed	(11)	(25)	(3)	(3)
Net Increase (Decrease)	(3)	(20)	(3)	(2)
VIP - Freedom Income
Units Issued	7	4	—	—
Units Redeemed	(7)	(10)	—	—
Net Increase (Decrease)	—	(6)	—	—
VIP - Freedom 2005
Units Issued	12	1	—	—
Units Redeemed	(1)	—	—	—
Net Increase (Decrease)	11	1	—	—
VIP - Freedom 2010
Units Issued	—	—	—	—
Units Redeemed	(8)	(12)	—	—
Net Increase (Decrease)	(8)	(12)	—	—
VIP - Freedom 2015
Units Issued	—	1	—	—
Units Redeemed	(12)	(40)	—	—
Net Increase (Decrease)	(12)	(39)	—	—
VIP - Freedom 2020
Units Issued	5	15	—	—
Units Redeemed	(31)	(9)	—	—
Net Increase (Decrease)	(26)	6	—	—
VIP - Freedom 2025
Units Issued	5	5	—	—
Units Redeemed	(7)	(2)	—	—
Net Increase (Decrease)	(2)	3	—	—
VIP - Freedom 2030
Units Issued	24	2	—	—
Units Redeemed	(12)	(6)	—	—
Net Increase (Decrease)	12	(4)	—	—
VIP - Disciplined Small Cap
Units Issued	25	26	3	1
Units Redeemed	(20)	(55)	(2)	(5)
Net Increase (Decrease)	5	(29)	1	(4)

Annual Report
60

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - FundsManager 20% Investor Class
Units Issued	10	—	1	—
Units Redeemed	(56)	(18)	(5)	(6)
Net Increase (Decrease)	(46)	(18)	(4)	(6)
VIP - FundsManager 50% Investor Class
Units Issued	12	36	—	—
Units Redeemed	(61)	(122)	(29)	(40)
Net Increase (Decrease)	(49)	(86)	(29)	(40)
VIP - FundsManager 60% Investor Class
Units Issued	14	16	1	5
Units Redeemed	(17)	(60)	(6)	(5)
Net Increase (Decrease)	(3)	(44)	(5)	—
VIP - FundsManager 70% Investor Class
Units Issued	14	53	4	4
Units Redeemed	(59)	(7)	(15)	(22)
Net Increase (Decrease)	(45)	46	(11)	(18)
VIP - FundsManager 85% Investor Class
Units Issued	5	25	—	—
Units Redeemed	(36)	(60)	(6)	(8)
Net Increase (Decrease)	(31)	(35)	(6)	(8)
VIP - Consumer Staples
Units Issued	4	3	—	—
Units Redeemed	(31)	(55)	(1)	(6)
Net Increase (Decrease)	(27)	(52)	(1)	(6)
VIP - Materials
Units Issued	6	16	—	1
Units Redeemed	(21)	(6)	—	(1)
Net Increase (Decrease)	(15)	10	—	—
VIP - Communication Services
Units Issued	11	13	—	—
Units Redeemed	(6)	(63)	—	(5)
Net Increase (Decrease)	5	(50)	—	(5)
VIP - Emerging Markets
Units Issued	71	420	2	13
Units Redeemed	(164)	(42)	(12)	(3)
Net Increase (Decrease)	(93)	378	(10)	10
VIP - Floating Rate High Income
Units Issued	51	19	1	19
Units Redeemed	(21)	(16)	(2)	(2)
Net Increase (Decrease)	30	3	(1)	17
VIP - Bond Index
Units Issued	32	—	5	—
Units Redeemed	(9)	—	—	—
Net Increase (Decrease)	23	—	5	—
Annual Report
61

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
VIP - Total Market Index
Units Issued	83	—	9	—
Units Redeemed	(17)	—	—	—
Net Increase (Decrease)	66	—	9	—
VIP - Extended Market Index
Units Issued	13	—	—	—
Units Redeemed	(1)	—	—	—
Net Increase (Decrease)	12	—	—	—
VIP - International Index
Units Issued	43	—	3	—
Units Redeemed	(18)	—	—	—
Net Increase (Decrease)	25	—	3	—
VIF - Emerging Markets Equity
Units Issued	3	5	—	—
Units Redeemed	(13)	(11)	—	(1)
Net Increase (Decrease)	(10)	(6)	—	(1)
VIF - Emerging Markets Debt
Units Issued	1	2	—	—
Units Redeemed	(14)	(7)	—	(1)
Net Increase (Decrease)	(13)	(5)	—	(1)
VIF - Global Strategist
Units Issued	—	—	—	—
Units Redeemed	(1)	(9)	(1)	(1)
Net Increase (Decrease)	(1)	(9)	(1)	(1)
Invesco - V.I. Global Core Equity
Units Issued	2	21	1	—
Units Redeemed	(27)	(3)	(1)	(1)
Net Increase (Decrease)	(25)	18	—	(1)
WFF - VT Discovery
Units Issued	—	—	—	—
Units Redeemed	(12)	(5)	(1)	(2)
Net Increase (Decrease)	(12)	(5)	(1)	(2)
WFF - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(2)	(6)	(1)	(1)
Net Increase (Decrease)	(2)	(6)	(1)	(1)
Lazard - Retirement Emerging Markets
Units Issued	—	33	—	2
Units Redeemed	(32)	(217)	(2)	(5)
Net Increase (Decrease)	(32)	(184)	(2)	(3)
PVIT - Commodity Real Return
Units Issued	—	—	—	1
Units Redeemed	(4)	—	—	(4)
Net Increase (Decrease)	(4)	—	—	(3)

Annual Report
62

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2018	2017	2018	2017
PVIT - Low Duration
Units Issued	28	11	—	—
Units Redeemed	(70)	(37)	—	—
Net Increase (Decrease)	(42)	(26)	—	—
PVIT - Real Return
Units Issued	5	5	—	—
Units Redeemed	(51)	(16)	—	—
Net Increase (Decrease)	(46)	(11)	—	—
PVIT - Total Return
Units Issued	15	12	—	—
Units Redeemed	(34)	(23)	—	(4)
Net Increase (Decrease)	(19)	(11)	—	(4)
Blackrock - Global Allocation V.I.
Units Issued	2	12	—	—
Units Redeemed	(11)	(49)	—	—
Net Increase (Decrease)	(9)	(37)	—	—
FTVIP - Templeton Global Bond
Units Issued	—	11	—	—
Units Redeemed	(2)	(3)	—	—
Net Increase (Decrease)	(2)	8	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	38	36	—	—
Units Redeemed	(17)	(14)	—	—
Net Increase (Decrease)	21	22	—	—

Annual Report
63

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Government Money Market Investor Class
Units Issued	20,672	15,711	—	18
Units Redeemed	(16,857)	(15,789)	—	(18)
Net Increase (Decrease)	3,815	(78)	—	—
VIP - High Income Investor Class
Units Issued	289	409	—	—
Units Redeemed	(639)	(723)	—	—
Net Increase (Decrease)	(350)	(314)	—	—
VIP - Equity-Income Investor Class
Units Issued	180	330	—	—
Units Redeemed	(363)	(537)	—	—
Net Increase (Decrease)	(183)	(207)	—	—
VIP - Growth Investor Class
Units Issued	324	453	—	—
Units Redeemed	(300)	(231)	—	—
Net Increase (Decrease)	24	222	—	—
VIP - Overseas, Investor Class
Units Issued	220	566	—	—
Units Redeemed	(431)	(310)	—	—
Net Increase (Decrease)	(211)	256	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	825	1,293	—	—
Units Redeemed	(1,316)	(919)	—	—
Net Increase (Decrease)	(491)	374	—	—
VIP - Asset Manager Investor Class
Units Issued	145	193	—	—
Units Redeemed	(153)	(161)	—	—
Net Increase (Decrease)	(8)	32	—	—
VIP - Index 500
Units Issued	1,137	1,683	—	—
Units Redeemed	(1,233)	(1,034)	—	—
Net Increase (Decrease)	(96)	649	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	112	148	—	—
Units Redeemed	(158)	(62)	—	—
Net Increase (Decrease)	(46)	86	—	—
VIP - Contrafund Investor Class
Units Issued	548	608	—	—
Units Redeemed	(738)	(812)	—	—
Net Increase (Decrease)	(190)	(204)	—	—
VIP - Balanced Investor Class
Units Issued	929	1,557	—	—
Units Redeemed	(882)	(893)	—	—
Net Increase (Decrease)	47	664	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	55	86	—	—
Units Redeemed	(117)	(81)	—	—
Net Increase (Decrease)	(62)	5	—	—

Annual Report
64

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Growth & Income Investor Class
Units Issued	189	475	—	—
Units Redeemed	(327)	(364)	—	—
Net Increase (Decrease)	(138)	111	—	—
VIP - Growth Opportunities Investor Class
Units Issued	384	161	—	—
Units Redeemed	(223)	(126)	—	—
Net Increase (Decrease)	161	35	—	—
VIP - Mid Cap Investor Class
Units Issued	234	343	—	—
Units Redeemed	(318)	(348)	—	—
Net Increase (Decrease)	(84)	(5)	—	—
VIP - Value Strategies Investor Class
Units Issued	22	75	—	—
Units Redeemed	(79)	(94)	—	—
Net Increase (Decrease)	(57)	(19)	—	—
VIP - Utilities Investor Class
Units Issued	164	56	—	—
Units Redeemed	(164)	(106)	—	—
Net Increase (Decrease)	—	(50)	—	—
VIP - Technology Investor Class
Units Issued	496	639	—	—
Units Redeemed	(535)	(422)	—	—
Net Increase (Decrease)	(39)	217	—	—
VIP - Energy Investor Class
Units Issued	284	192	—	—
Units Redeemed	(331)	(406)	—	—
Net Increase (Decrease)	(47)	(214)	—	—
VIP - Health Care Investor Class
Units Issued	346	247	—	—
Units Redeemed	(250)	(456)	—	—
Net Increase (Decrease)	96	(209)	—	—
VIP - Financial Services Investor Class
Units Issued	311	556	—	—
Units Redeemed	(445)	(351)	—	—
Net Increase (Decrease)	(134)	205	—	—
VIP - Industrials Investor Class
Units Issued	75	180	—	—
Units Redeemed	(260)	(156)	—	—
Net Increase (Decrease)	(185)	24	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	223	89	—	—
Units Redeemed	(167)	(144)	—	—
Net Increase (Decrease)	56	(55)	—	—
VIP - Real Estate Investor Class
Units Issued	71	84	—	—
Units Redeemed	(165)	(284)	—	—
Net Increase (Decrease)	(94)	(200)	—	—

Annual Report
65

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Strategic Income Investor Class
Units Issued	626	1,098	—	—
Units Redeemed	(1,457)	(673)	—	—
Net Increase (Decrease)	(831)	425	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	329	566	—	—
Units Redeemed	(394)	(177)	—	—
Net Increase (Decrease)	(65)	389	—	—
VIP - Value Investor Class
Units Issued	98	123	—	—
Units Redeemed	(109)	(146)	—	—
Net Increase (Decrease)	(11)	(23)		—
VIP - Investor Freedom Income Investor Class
Units Issued	20	124	—	—
Units Redeemed	(80)	(31)	—	—
Net Increase (Decrease)	(60)	93	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	15	42	—	—
Units Redeemed	(77)	(52)	—	—
Net Increase (Decrease)	(62)	(10)	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	42	19	—	—
Units Redeemed	(104)	(38)	—	—
Net Increase (Decrease)	(62)	(19)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	44	41	—	—
Units Redeemed	(82)	(49)	—	—
Net Increase (Decrease)	(38)	(8)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	140	97	—	—
Units Redeemed	(185)	(58)	—	—
Net Increase (Decrease)	(45)	39	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	112	91	—	—
Units Redeemed	(58)	(57)	—	—
Net Increase (Decrease)	54	34	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	216	176	—	—
Units Redeemed	(128)	(44)	—	—
Net Increase (Decrease)	88	132	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	—	—
Units Redeemed	—	—	(8)	(14)
Net Increase (Decrease)	—	—	(8)	(14)
VIP - Freedom Lifetime Income II
Units Issued	—	—	1	—
Units Redeemed	—	—	(5)	(5)
Net Increase (Decrease)	—	—	(4)	(5)

Annual Report
66

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Freedom Lifetime Income III
Units Issued	—	—	—	—
Units Redeemed	—	—	(7)	(7)
Net Increase (Decrease)	—	—	(7)	(7)
VIP - Disciplined Small Cap Investor Class
Units Issued	187	280	—	—
Units Redeemed	(199)	(400)	—	—
Net Increase (Decrease)	(12)	(120)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	768	784	—	—
Units Redeemed	(830)	(1,062)	(2)	(4)
Net Increase (Decrease)	(62)	(278)	(2)	(4)
VIP - FundsManager 50% Investor Class
Units Issued	884	1,003	2	1
Units Redeemed	(923)	(809)	(24)	(19)
Net Increase (Decrease)	(39)	194	(22)	(18)
VIP - FundsManager 60% Investor Class
Units Issued	681	744	2	15
Units Redeemed	(684)	(970)	(30)	(47)
Net Increase (Decrease)	(3)	(226)	(28)	(32)
VIP - FundsManager 70% Investor Class
Units Issued	639	781	—	15
Units Redeemed	(459)	(834)	(11)	(5)
Net Increase (Decrease)	180	(53)	(11)	10
VIP - FundsManager 85% Investor Class
Units Issued	499	254	—	—
Units Redeemed	(232)	(268)	(3)	(4)
Net Increase (Decrease)	267	(14)	(3)	(4)
VIP - Consumer Staples Investor Class
Units Issued	105	135	—	—
Units Redeemed	(241)	(326)	—	—
Net Increase (Decrease)	(136)	(191)	—	—
VIP - Materials Investor Class
Units Issued	66	233	—	—
Units Redeemed	(150)	(107)	—	—
Net Increase (Decrease)	(84)	126	—	—
VIP - Communication Services Investor Class
Units Issued	89	72	—	—
Units Redeemed	(51)	(302)	—	—
Net Increase (Decrease)	38	(230)	—	—
VIP - Emerging Markets Investor Class
Units Issued	523	1,020	—	—
Units Redeemed	(891)	(401)	—	—
Net Increase (Decrease)	(368)	619	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	1,751	882	—	—
Units Redeemed	(1,189)	(418)	—	—
Net Increase (Decrease)	562	464	—	—

Annual Report
67

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
VIP - Bond Index
Units Issued	239
Units Redeemed	(17)	—	—	—
Net Increase (Decrease)	222	—	—	—
VIP - Total Market Index
Units Issued	418	—	—	—
Units Redeemed	(25)	—	—	—
Net Increase (Decrease)	393	—	—	—
VIP - Extended Market Index
Units Issued	749	—	—	—
Units Redeemed	(24)	—	—	—
Net Increase (Decrease)	725	—	—	—
VIP - International Index
Units Issued	683	—	—	—
Units Redeemed	(23)	—	—	—
Net Increase (Decrease)	660	—	—	—
VIF - Emerging Markets Equity
Units Issued	86	159	—	—
Units Redeemed	(113)	(87)	—	—
Net Increase (Decrease)	(27)	72	—	—
VIF - Emerging Market Debt
Units Issued	79	111	—	—
Units Redeemed	(127)	(65)	—	—
Net Increase (Decrease)	(48)	46	—	—
VIF - Global Strategist
Units Issued	5	77	—	—
Units Redeemed	(42)	(36)	—	—
Net Increase (Decrease)	(37)	41	—	—
Invesco - V.I. Global Core Equity
Units Issued	55	111	—	—
Units Redeemed	(13)	(15)	—	—
Net Increase (Decrease)	42	96	—	—
Lazard - Retirement Emerging Markets
Units Issued	111	309	—	—
Units Redeemed	(270)	(257)	—	—
Net Increase (Decrease)	(159)	52	—	—
PVIT - Commodity Real Return
Units Issued	189	100	—	—
Units Redeemed	(107)	(87)	—	—
Net Increase (Decrease)	82	13	—	—
PVIT - Low Duration
Units Issued	726	517	—	—
Units Redeemed	(683)	(637)	—	—
Net Increase (Decrease)	43	(120)	—	—
PVIT - Real Return
Units Issued	132	81	—	—
Units Redeemed	(189)	(206)	—	—
Net Increase (Decrease)	(57)	(125)	—	—

Annual Report
68

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2018	2017	2018	2017
PVIT - Total Return
Units Issued	357	407	—	—
Units Redeemed	(663)	(365)	—	—
Net Increase (Decrease)	(306)	42	—	—
Blackrock - Global Allocation V.I.
Units Issued	77	237	—	—
Units Redeemed	(359)	(340)	—	—
Net Increase (Decrease)	(282)	(103)	—	—
FTVIP - Templeton Global Bond
Units Issued	68	94	—	—
Units Redeemed	(162)	(201)	—	—
Net Increase (Decrease)	(94)	(107)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	54	103	—	—
Units Redeemed	(168)	(207)	—	—
Net Increase (Decrease)	(114)	(104)	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2018	2017
VIP - Government Money Market Investor Class
Units Issued	342	219
Units Redeemed	(232)	(311)
Net Increase (Decrease)	110	(92)
VIP - Balanced Investor Class
Units Issued	—	9
Units Redeemed	(352)	(445)
Net Increase (Decrease)	(352)	(436)
VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(571)	(596)
Net Increase (Decrease)	(571)	(596)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%	0.63%
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	970	$20.82	$20.09	$20,171	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	1,085	$20.94	$20.25	$22,686	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2014	1,320	$21.11	$20.45	$27,814	0.80%	1.00%	0.01%	(0.79%)	(0.99%)

Annual Report
69

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Investor Class
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%	0.35%
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	8,751	$9.99	$9.06	$92,896	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	6,540	$9.98	$9.17	$69,678	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2014	6,317	$9.99	$9.30	$67,310	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
VIP - High Income
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%)	(4.26%)
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%
2016	167	$51.64	$49.83	$8,580	0.80%	1.00%	5.26%	13.69%	13.46%
2015	180	$45.42	$43.92	$8,127	0.80%	1.00%	6.01%	(4.40%)	(4.59%)
2014	218	$47.51	$46.04	$10,302	0.80%	1.00%	5.11%	0.35%	0.14%
VIP - High Income Investor Class
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%)	(3.74%)
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
2016	2,613	$14.73	$23.20	$44,774	0.10%	0.25%	5.60%	14.52%	14.35%
2015	2,417	$12.86	$16.96	$36,282	0.10%	0.25%	6.34%	(3.77%)	(3.92%)
2014	2,453	$13.37	$21.12	$38,611	0.10%	0.25%	4.86%	1.02%	0.87%
VIP - Equity-Income
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%)	(9.21%)
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
2016	442	$103.72	$100.10	$45,709	0.80%	1.00%	2.27%	17.07%	16.84%
2015	490	$88.60	$85.68	$43,262	0.80%	1.00%	3.06%	(4.73%)	(4.92%)
2014	566	$93.00	$90.11	$52,521	0.80%	1.00%	2.77%	7.85%	7.63%
VIP - Equity-Income Investor Class
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%)	(8.60%)
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
2016	1,909	$21.64	$31.98	$39,641	0.10%	0.25%	2.45%	17.75%	17.57%
2015	1,762	$18.37	$16.47	$31,025	0.10%	0.25%	3.21%	(4.11%)	(4.26%)
2014	1,763	$19.16	$28.41	$32,602	0.10%	0.25%	2.94%	8.52%	8.36%
VIP - Growth
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
2016	349	$112.68	$108.75	$39,239	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	381	$112.69	$108.98	$42,883	0.80%	1.00%	0.25%	6.32%	6.10%
2014	421	$105.99	$102.71	$44,567	0.80%	1.00%	0.18%	10.41%	10.18%
VIP - Growth Investor Class
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
2016	861	$22.79	$32.89	$19,053	0.10%	0.25%	—	0.61%	0.46%
2015	951	$22.65	$21.16	$20,936	0.10%	0.25%	0.21%	6.98%	6.82%
2014	909	$21.17	$30.65	$18,762	0.10%	0.25%	0.14%	11.09%	10.93%
VIP - Overseas
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%)	(15.66%)
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
2016	186	$42.08	$40.61	$7,834	0.80%	1.00%	1.37%	(5.82%)	(6.01%)
2015	214	$44.68	$43.21	$9,569	0.80%	1.00%	1.47%	2.80%	2.59%
2014	162	$43.46	$42.12	$7,033	0.80%	1.00%	1.30%	(8.81%)	(9.00%)
VIP - Overseas, Class R (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	184	$16.33	$15.98	$2,992	0.80%	1.00%	1.30%	(8.83%)	(9.02%)

Annual Report
70

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas, Investor Class
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%)	(15.11%)
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
2016	1,114	$13.82	$19.09	$15,780	0.10%	0.25%	1.35%	(5.24%)	(5.38%)
2015	1,295	$14.59	$14.83	$19,332	0.10%	0.25%	1.44%	3.45%	3.29%
2014	941	$14.10	$19.54	$13,665	0.10%	0.25%	1.22%	(8.26%)	(8.40%)
VIP - Investment Grade Bond
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%)	(1.53%)
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
2016	499	$41.89	$40.43	$20,793	0.80%	1.00%	2.28%	3.90%	3.69%
2015	549	$40.31	$38.99	$22,001	0.80%	1.00%	2.50%	(1.39%)	(1.59%)
2014	603	$40.88	$39.62	$24,540	0.80%	1.00%	2.12%	4.98%	4.77%
VIP - Investment Grade Bond Investor Class
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%)	(0.82%)
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%
2016	4,104	$12.17	$15.60	$57,953	0.10%	0.25%	2.50%	4.63%	4.47%
2015	3,416	$11.63	$15.08	$46,694	0.10%	0.25%	2.65%	(0.81%)	(0.96%)
2014	2,975	$11.72	$15.07	$41,581	0.10%	0.25%	2.42%	5.72%	5.57%
VIP - Asset Manager
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%)	(6.30%)
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
2016	483	$53.49	$51.62	$25,809	0.80%	1.00%	1.40%	2.25%	2.04%
2015	567	$52.32	$50.59	$29,602	0.80%	1.00%	1.53%	(0.66%)	(0.86%)
2014	619	$52.66	$51.03	$32,548	0.80%	1.00%	1.44%	4.99%	4.77%
VIP - Asset Manager Investor Class
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%)	(5.63%)
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
2016	1,259	$15.20	$21.44	$21,205	0.10%	0.25%	1.33%	2.91%	2.76%
2015	1,445	$14.77	$17.30	$23,806	0.10%	0.25%	1.55%	(0.03%)	(0.18%)
2014	1,286	$14.78	$20.90	$21,456	0.10%	0.25%	1.56%	5.63%	5.47%
VIP - Index 500
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
2016	6,801	$23.19	$66.17	$193,210	0.10%	1.00%	1.64%	11.75%	10.74%
2015	5,724	$20.75	$59.75	$151,830	0.10%	1.00%	2.06%	1.23%	0.32%
2014	5,122	$20.50	$59.56	$141,224	0.10%	1.00%	1.80%	13.46%	12.43%
VIP - Asset Manager: Growth
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%)	(8.58%)
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
2016	203	$35.31	$34.08	$7,172	0.80%	1.00%	1.35%	1.64%	1.44%
2015	235	$34.74	$33.59	$8,129	0.80%	1.00%	1.18%	(0.72%)	(0.92%)
2014	248	$34.99	$33.91	$8,681	0.80%	1.00%	1.01%	5.03%	4.82%
VIP - Asset Manager: Growth Investor Class
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%)	(7.96%)
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
2016	363	$16.38	$23.83	$6,491	0.10%	0.25%	1.30%	2.25%	2.09%
2015	416	$16.02	$17.54	$7,294	0.10%	0.25%	1.24%	(0.09%)	(0.24%)
2014	316	$16.04	$23.40	$5,618	0.10%	0.25%	1.12%	5.68%	5.53%
VIP - Contrafund
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%)	(7.32%)
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
2016	1,279	$79.68	$76.89	$101,648	0.80%	1.00%	0.81%	7.14%	6.93%
2015	1,390	$74.36	$71.91	$103,102	0.80%	1.00%	1.01%	(0.13%)	(0.34%)
2014	1,565	$74.46	$72.16	$116,160	0.80%	1.00%	0.95%	11.05%	10.82%
Annual Report
71

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund Investor Class
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
2016	5,336	$21.18	$32.26	$120,133	0.10%	0.25%	0.78%	7.81%	7.64%
2015	5,431	$19.65	$20.80	$113,767	0.10%	0.25%	1.00%	0.49%	0.34%
2014	5,165	$19.55	$29.87	$108,381	0.10%	0.25%	0.95%	11.74%	11.57%
VIP - Balanced
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%)	(5.18%)
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
2016	464	$29.69	$28.65	$13,730	0.80%	1.00%	1.35%	6.40%	6.19%
2015	492	$27.90	$26.98	$13,680	0.80%	1.00%	1.55%	(0.21%)	(0.42%)
2014	511	$27.96	$27.09	$14,226	0.80%	1.00%	1.57%	9.38%	9.16%
VIP - Balanced Investor Class
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%)	(5.63%)
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%
2016	9,242	$18.06	$26.23	$173,372	0.10%	1.40%	1.32%	7.07%	5.68%
2015	9,297	$16.87	$24.82	$162,070	0.10%	1.40%	1.53%	0.42%	(0.89%)
2014	8,409	$16.80	$25.04	$144,595	0.10%	1.40%	1.54%	10.07%	8.64%
VIP - Dynamic Capital Appreciation
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%)	(5.84%)
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
2016	82	$27.01	$26.30	$2,216	0.80%	1.00%	0.72%	2.05%	1.85%
2015	164	$26.47	$25.82	$4,333	0.80%	1.00%	0.91%	0.49%	0.28%
2014	112	$26.34	$25.75	$2,924	0.80%	1.00%	0.45%	10.04%	9.82%
VIP - Dynamic Capital Appreciation Investor Class
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%)	(5.24%)
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
2016	331	$22.18	$35.16	$7,766	0.10%	0.25%	0.61%	2.71%	2.55%
2015	654	$21.59	$22.70	$14,721	0.10%	0.25%	0.83%	1.12%	0.96%
2014	594	$21.36	$33.96	$13,254	0.10%	0.25%	0.47%	10.68%	10.51%
VIP - Growth & Income
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
2016	474	$34.69	$33.47	$16,370	0.80%	1.00%	1.76%	15.15%	14.92%
2015	522	$30.12	$29.13	$15,683	0.80%	1.00%	2.01%	(3.05%)	(3.25%)
2014	598	$31.07	$30.11	$18,492	0.80%	1.00%	1.76%	9.59%	9.37%
VIP - Growth & Income Investor Class
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
2016	868	$23.64	$32.37	$19,877	0.10%	0.25%	1.71%	15.85%	15.67%
2015	934	$20.40	$19.04	$18,484	0.10%	0.25%	2.01%	(2.42%)	(2.57%)
2014	946	$20.91	$28.72	$19,283	0.10%	0.25%	2.10%	10.22%	10.06%
VIP - Growth Opportunities
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%	11.33%
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
2016	328	$25.06	$24.19	$8,188	0.80%	1.00%	0.26%	(0.47%)	(0.67%)
2015	515	$25.18	$24.35	$12,932	0.80%	1.00%	0.22%	4.76%	4.55%
2014	393	$24.04	$23.29	$9,406	0.80%	1.00%	0.22%	11.30%	11.08%
VIP - Growth Opportunities Investor Class
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%	12.12%
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
2016	547	$24.20	$40.06	$12,958	0.10%	0.25%	0.21%	0.15%	—
2015	875	$24.16	$21.63	$20,448	0.10%	0.25%	0.16%	5.44%	5.28%
2014	415	$22.92	$38.05	$9,184	0.10%	0.25%	0.14%	11.98%	11.81%

Annual Report
72

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Mid Cap
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%)	(15.40%)
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
2016	744	$41.29	$39.93	$30,606	0.80%	1.00%	0.50%	11.34%	11.11%
2015	840	$37.09	$35.93	$30,973	0.80%	1.00%	0.48%	(2.18%)	(2.38%)
2014	953	$37.91	$36.81	$35,963	0.80%	1.00%	0.24%	5.44%	5.22%
VIP - Mid Cap Investor Class
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
2016	2,247	$18.89	$33.61	$49,747	0.10%	0.25%	0.46%	12.02%	11.85%
2015	2,271	$16.87	$21.53	$45,395	0.10%	0.25%	0.44%	(1.57%)	(1.72%)
2014	2,124	$17.13	$30.58	$43,398	0.10%	0.25%	0.19%	6.10%	5.94%
VIP - Value Strategies
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%
2016	160	$24.77	$24.12	$3,940	0.80%	1.00%	1.06%	8.75%	8.53%
2015	187	$22.78	$22.22	$4,262	0.80%	1.00%	1.13%	(3.76%)	(3.96%)
2014	210	$23.67	$23.14	$4,958	0.80%	1.00%	0.99%	5.94%	5.73%
VIP - Value Strategies Investor Class
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%)	(17.58%)
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
2016	383	$20.64	$42.64	$8,234	0.10%	0.25%	1.03%	9.42%	9.26%
2015	456	$18.86	$18.66	$8,934	0.10%	0.25%	1.31%	(3.17%)	(3.31%)
2014	406	$19.47	$40.36	$8,265	0.10%	0.25%	0.94%	6.56%	6.40%
VIP - Utilities
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%	7.72%
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
2016	95	$22.29	$21.61	$2,115	0.80%	1.00%	1.77%	13.18%	12.95%
2015	79	$19.70	$19.13	$1,525	0.80%	1.00%	2.00%	(11.43%)	(11.61%)
2014	136	$22.24	$21.65	$2,993	0.80%	1.00%	1.77%	20.80%	20.56%
VIP - Utilities Investor Class
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%	8.39%
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
2016	418	$18.94	$23.58	$8,724	0.10%	0.25%	1.92%	13.92%	13.75%
2015	275	$16.63	$20.35	$5,156	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	400	$18.66	$23.30	$8,449	0.10%	0.25%	1.93%	21.52%	21.34%
VIP - Technology
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
2016	451	$25.55	$24.77	$11,502	0.80%	1.00%	0.16%	10.48%	10.26%
2015	330	$23.12	$22.46	$7,615	0.80%	1.00%	0.13%	5.42%	5.20%
2014	394	$21.94	$21.35	$8,604	0.80%	1.00%	0.11%	11.01%	10.79%
VIP - Technology Investor Class
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
2016	973	$22.08	$51.15	$25,187	0.10%	0.25%	0.07%	11.23%	11.06%
2015	875	$19.85	$25.82	$20,713	0.10%	0.25%	0.09%	5.98%	5.82%
2014	730	$18.73	$43.53	$16,246	0.10%	0.25%	0.05%	11.75%	11.58%
VIP - Energy
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%)	(25.34%)
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
2016	191	$27.70	$26.86	$5,287	0.80%	1.00%	0.75%	32.77%	32.51%
2015	175	$20.87	$20.27	$3,654	0.80%	1.00%	1.13%	(21.18%)	(21.34%)
2014	196	$26.47	$25.77	$5,170	0.80%	1.00%	0.75%	(13.30%)	(13.47%)

Annual Report
73

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy Investor Class
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%)	(24.84%)
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
2016	807	$15.00	$22.29	$13,030	0.10%	0.25%	0.66%	33.57%	33.37%
2015	751	$11.23	$12.55	$9,125	0.10%	0.25%	1.33%	(20.66%)	(20.78%)
2014	581	$14.16	$21.09	$8,893	0.10%	0.25%	0.87%	(12.73%)	(12.86%)
VIP - Health Care
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%	6.77%
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
2016	346	$35.39	$34.30	$12,220	0.80%	1.00%	0.13%	(11.15%)	(11.33%)
2015	544	$39.82	$38.68	$21,655	0.80%	1.00%	—	5.52%	5.30%
2014	656	$37.74	$36.73	$24,728	0.80%	1.00%	—	31.77%	31.50%
VIP - Health Care Investor Class
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%	7.45%
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%
2016	1,359	$30.60	$44.76	$43,449	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	1,881	$34.23	$35.75	$67,602	0.10%	0.25%	—	6.18%	6.02%
2014	1,737	$32.24	$47.29	$59,142	0.10%	0.25%	—	32.59%	32.39%
VIP - Financial Services
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%)	(16.58%)
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
2016	209	$14.32	$13.88	$2,983	0.80%	1.00%	1.02%	17.77%	17.53%
2015	141	$12.16	$11.81	$1,718	0.80%	1.00%	1.13%	(4.46%)	(4.66%)
2014	149	$12.73	$12.39	$1,886	0.80%	1.00%	0.97%	9.99%	9.77%
VIP - Financial Services Investor Class
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%)	(16.03%)
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
2016	755	$19.68	$30.81	$11,900	0.10%	0.25%	0.68%	18.39%	18.21%
2015	756	$16.62	$10.38	$10,233	0.10%	0.25%	1.23%	(3.78%)	(3.92%)
2014	579	$17.27	$27.12	$7,834	0.10%	0.25%	1.23%	10.64%	10.48%
VIP - Industrials
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%)	(15.97%)
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
2016	84	$40.73	$39.48	$3,445	0.80%	1.00%	0.71%	14.94%	14.71%
2015	79	$35.44	$34.42	$2,822	0.80%	1.00%	0.82%	(2.67%)	(2.87%)
2014	103	$36.41	$35.43	$3,736	0.80%	1.00%	0.79%	5.36%	5.14%
VIP - Industrials Investor Class
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%)	(15.40%)
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
2016	652	$23.27	$40.87	$16,918	0.10%	0.25%	0.62%	15.62%	15.44%
2015	685	$20.12	$25.52	$15,246	0.10%	0.25%	0.82%	(2.07%)	(2.21%)
2014	752	$20.55	$36.20	$16,984	0.10%	0.25%	0.78%	6.05%	5.89%
VIP - Consumer Discretionary
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
2016	77	$25.78	$24.99	$1,978	0.80%	1.00%	0.64%	4.39%	4.18%
2015	202	$24.70	$23.99	$4,985	0.80%	1.00%	0.93%	3.87%	3.66%
2014	87	$23.77	$23.14	$2,065	0.80%	1.00%	0.42%	8.76%	8.54%
VIP - Consumer Discretionary Investor Class
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
2016	518	$24.40	$44.28	$12,810	0.10%	0.25%	0.65%	5.01%	4.86%
2015	646	$23.24	$23.36	$15,336	0.10%	0.25%	0.57%	4.56%	4.40%
2014	338	$22.23	$40.45	$7,746	0.10%	0.25%	0.38%	9.47%	9.31%

Annual Report
74

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Real Estate
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
2016	135	$34.62	$33.70	$4,679	0.80%	1.00%	1.37%	4.90%	4.69%
2015	142	$33.00	$32.19	$4,694	0.80%	1.00%	1.72%	2.88%	2.67%
2014	161	$32.07	$31.35	$5,144	0.80%	1.00%	1.88%	29.14%	28.88%
VIP - Real Estate Investor Class
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%)	(6.57%)
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
2016	987	$20.01	$48.57	$21,557	0.10%	0.25%	1.41%	5.54%	5.38%
2015	967	$18.96	$21.61	$20,163	0.10%	0.25%	1.82%	3.54%	3.38%
2014	986	$18.31	$44.58	$19,888	0.10%	0.25%	2.04%	29.89%	29.70%
VIP - Strategic Income
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%)	(3.55%)
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%
2016	371	$19.02	$18.54	$7,038	0.80%	1.00%	3.59%	7.40%	7.19%
2015	390	$17.71	$17.30	$6,839	0.80%	1.00%	2.69%	(2.41%)	(2.61%)
2014	430	$18.15	$17.76	$7,744	0.80%	1.00%	2.87%	2.77%	2.57%
VIP - Strategic Income Investor Class
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%)	(2.86%)
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
2016	4,495	$13.01	$18.86	$70,663	0.10%	0.25%	3.62%	8.06%	7.90%
2015	4,413	$12.04	$16.90	$64,816	0.10%	0.25%	2.74%	(1.76%)	(1.90%)
2014	4,628	$12.25	$17.82	$69,448	0.10%	0.25%	3.06%	3.48%	3.33%
VIP - Growth Strategies (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	32	$18.28	$17.93	$594	0.80%	1.00%	0.09%	12.67%	12.44%
VIP - Growth Strategies Investor Class (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	98	$19.11	$31.82	$1,802	0.10%	0.25%	0.08%	13.48%	13.31%
VIP - International Capital Appreciation
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%)	(13.63%)
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
2016	100	$15.43	$15.08	$1,536	0.80%	1.00%	0.85%	(3.76%)	(3.95%)
2015	119	$16.03	$15.70	$1,904	0.80%	1.00%	0.60%	(3.16%)	(3.29%)
VIP - International Capital Appreciation Class R (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	111	$15.66	$15.36	$1,734	0.80%	1.00%	0.37%	2.20%	1.99%
VIP - International Capital Appreciation, Investor Class
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
2016	850	$16.24	$30.96	$13,906	0.10%	0.25%	0.86%	(3.11%)	(3.25%)
2015	849	$16.76	$15.88	$14,412	0.10%	0.25%	0.74%	3.05%	2.90%
2014	619	$16.26	$31.09	$10,270	0.10%	0.25%	0.43%	2.80%	2.65%

Annual Report
75

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	34	$15.16	$14.87	$515	0.80%	1.00%	1.21%	12.15%	11.93%
VIP - Value Leaders Investor Class (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	144	$18.15	$26.23	$2,470	0.10%	0.25%	1.18%	12.83%	12.66%
VIP - Value
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%)	(14.71%)
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
2016	129	$19.88	$19.42	$2,555	0.80%	1.00%	0.99%	11.18%	10.96%
2015	143	$17.88	$17.50	$2,543	0.80%	1.00%	1.23%	(1.54%)	(1.74%)
2014	150	$18.16	$17.81	$2,710	0.80%	1.00%	1.51%	10.52%	10.30%
VIP - Value Investor Class
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%)	(14.09%)
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
2016	614	$22.34	$39.03	$13,526	0.10%	0.25%	1.02%	11.77%	11.60%
2015	605	$19.99	$18.07	$11,990	0.10%	0.25%	1.33%	(0.86%)	(1.00%)
2014	478	$20.16	$35.33	$9,478	0.10%	0.25%	1.46%	11.17%	11.00%
VIP - Growth Stock (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	146	$21.29	$20.88	$3,111	0.80%	1.00%	0.95%	11.69%	11.46%
VIP - Growth Stock Investor Class (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	392	$21.55	$35.00	$8,755	0.10%	0.25%	0.86%	12.41%	12.24%
VIP - Freedom Income
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%)	(2.75%)
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
2016	75	$14.54	$14.54	$1,084	0.80%	0.80%	1.43%	3.67%	3.67%
2015	71	$14.02	$14.02	$1,002	0.80%	0.80%	1.63%	(1.14%)	(1.14%)
2014	245	$14.18	$14.18	$3,473	0.80%	0.80%	1.48%	2.95%	2.95%
VIP - Investor Freedom Income Investor Class
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%)	(2.28%)
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
2016	217	$12.70	$15.60	$3,188	0.10%	0.25%	2.42%	4.33%	4.17%
2015	223	$12.18	$14.60	$3,228	0.10%	0.25%	1.37%	(0.47%)	(0.62%)
2014	277	$12.24	$15.07	$4,063	0.10%	0.25%	1.46%	3.70%	3.54%
VIP - Freedom 2005
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
2016	25	$15.68	$15.68	$398	0.80%	0.80%	1.54%	4.16%	4.16%
2015	26	$15.06	$15.06	$384	0.80%	0.80%	1.32%	(1.05%)	(1.05%)
2014	43	$15.22	$15.22	$657	0.80%	0.80%	1.82%	3.46%	3.46%
Annual Report
76

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2005 Investor Class
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%)	(3.28%)
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%
2016	263	$14.07	$19.17	$3,943	0.10%	0.25%	1.87%	4.83%	4.68%
2015	194	$13.42	$15.47	$2,834	0.10%	0.25%	1.90%	(0.41%)	(0.56%)
2014	175	$13.48	$18.42	$2,595	0.10%	0.25%	1.42%	4.14%	3.99%
VIP - Freedom 2010
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%)	(4.78%)
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
2016	64	$16.81	$16.81	$1,084	0.80%	0.80%	1.43%	4.61%	4.61%
2015	75	$16.07	$16.07	$1,211	0.80%	0.80%	1.76%	(1.09%)	(1.09%)
2014	81	$16.25	$16.25	$1,317	0.80%	0.80%	1.30%	3.70%	3.70%
VIP - Investor Freedom 2010 Investor Class
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%)	(4.30%)
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
2016	318	$15.05	$20.88	$5,513	0.10%	0.25%	1.51%	5.23%	5.07%
2015	343	$14.30	$16.47	$5,631	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	384	$14.36	$20.00	$6,373	0.10%	0.25%	1.54%	4.46%	4.30%
VIP - Freedom 2015
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%)	(5.83%)
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
2016	106	$17.28	$17.28	$1,828	0.80%	0.80%	1.31%	5.07%	5.07%
2015	186	$16.45	$16.45	$3,052	0.80%	0.80%	1.80%	(1.13%)	(1.13%)
2014	205	$16.64	$16.64	$3,407	0.80%	0.80%	1.59%	3.86%	3.86%
VIP - Investor Freedom 2015 Investor Class
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%)	(5.26%)
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
2016	403	$15.34	$21.55	$7,380	0.10%	0.25%	1.50%	5.72%	5.56%
2015	413	$14.51	$16.77	$7,148	0.10%	0.25%	1.56%	(0.44%)	(0.59%)
2014	503	$14.57	$20.54	$8,580	0.10%	0.25%	1.68%	4.54%	4.38%
VIP - Freedom 2020
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%)	(6.62%)
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
2016	156	$17.43	$17.43	$2,723	0.80%	0.80%	1.50%	5.27%	5.27%
2015	168	$16.56	$16.56	$2,788	0.80%	0.80%	1.85%	(1.07%)	(1.07%)
2014	168	$16.74	$16.74	$2,806	0.80%	0.80%	1.55%	3.99%	3.99%
VIP - Investor Freedom 2020 Investor Class
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%)	(6.18%)
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
2016	1,118	$15.93	$23.25	$19,636	0.10%	0.25%	1.48%	5.93%	5.77%
2015	1,216	$15.03	$16.78	$19,998	0.10%	0.25%	1.79%	(0.45%)	(0.60%)
2014	1,191	$15.10	$16.88	$20,070	0.10%	0.25%	1.74%	4.65%	4.49%
VIP - Freedom 2025
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%)	(7.27%)
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
2016	77	$18.34	$18.34	$1,412	0.80%	0.80%	1.60%	5.34%	5.34%
2015	64	$17.41	$17.41	$1,109	0.80%	0.80%	1.67%	(0.98%)	(0.98%)
2014	73	$17.58	$17.58	$1,280	0.80%	0.80%	1.69%	4.22%	4.22%
VIP - Investor Freedom 2025 Investor Class
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%)	(6.79%)
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
2016	582	$16.83	$24.89	$11,130	0.10%	0.25%	1.66%	6.00%	5.84%
2015	553	$15.88	$17.57	$10,086	0.10%	0.25%	1.88%	(0.42%)	(0.57%)
2014	561	$15.95	$23.65	$10,257	0.10%	0.25%	1.82%	4.94%	4.78%

Annual Report
77

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%)	(8.52%)
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%
2016	62	$18.19	$18.19	$1,129	0.80%	0.80%	1.46%	5.75%	5.75%
2015	64	$17.20	$17.20	$1,107	0.80%	0.80%	1.69%	(1.03%)	(1.03%)
2014	65	$17.38	$17.38	$1,135	0.80%	0.80%	1.37%	4.12%	4.12%
VIP - Investor Freedom 2030 Investor Class
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%)	(8.11%)
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
2016	559	$17.25	$25.95	$10,344	0.10%	0.25%	1.11%	6.40%	6.24%
2015	583	$16.21	$17.29	$10,123	0.10%	0.25%	1.65%	(0.42%)	(0.57%)
2014	555	$16.28	$24.56	$9,900	0.10%	0.25%	1.63%	4.72%	4.57%
VIP - Freedom Lifetime Income I
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%)	(3.16%)
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
2016	113	$16.07	$16.07	$1,822	0.60%	0.60%	1.76%	4.42%	4.42%
2015	130	$15.39	$15.39	$2,008	0.60%	0.60%	2.01%	(0.95%)	(0.95%)
2014	143	$15.54	$15.54	$2,221	0.60%	0.60%	1.73%	4.05%	4.05%
VIP - Freedom Lifetime Income II
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%)	(4.53%)
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
2016	62	$16.91	$16.91	$1,049	0.60%	0.60%	1.88%	5.27%	5.27%
2015	45	$16.06	$16.06	$721	0.60%	0.60%	1.93%	(0.83%)	(0.83%)
2014	48	$16.20	$16.20	$780	0.60%	0.60%	2.19%	4.43%	4.43%
VIP - Freedom Lifetime Income III
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
2016	123	$18.14	$18.14	$2,235	0.60%	0.60%	1.75%	6.19%	6.19%
2015	129	$17.08	$17.08	$2,207	0.60%	0.60%	2.36%	(0.87%)	(0.87%)
2014	96	$17.23	$17.23	$1,662	0.60%	0.60%	2.33%	4.67%	4.67%
VIP - Disciplined Small Cap
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%)	(13.96%)
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
2016	109	$19.04	$18.64	$2,079	0.80%	1.00%	0.70%	21.70%	21.46%
2015	114	$15.65	$15.34	$1,770	0.80%	1.00%	0.61%	(2.77%)	(2.97%)
2014	94	$16.09	$15.81	$1,502	0.80%	1.00%	0.26%	4.44%	4.23%
VIP - Disciplined Small Cap Investor Class
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
2016	1,032	$25.21	$37.13	$23,607	0.10%	0.25%	0.64%	22.42%	22.24%
2015	874	$20.59	$16.38	$16,375	0.10%	0.25%	0.55%	(2.10%)	(2.25%)
2014	750	$21.03	$16.75	$14,331	0.10%	0.25%	0.33%	5.05%	4.89%
VIP - FundsManager 20% Investor Class
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%)	(2.66%)
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
2016	4,291	$12.59	$13.25	$59,943	0.10%	1.00%	1.17%	2.73%	1.81%
2015	4,917	$12.26	$13.01	$66,645	0.10%	1.00%	1.14%	(0.13%)	(1.03%)
2014	5,225	$12.27	$13.15	$70,950	0.10%	1.00%	1.27%	4.02%	3.08%
VIP - FundsManager 50% Investor Class
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%)	(6.16%)
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
2016	7,394	$14.97	$14.53	$116,515	0.10%	1.00%	1.27%	4.12%	3.18%
2015	7,415	$14.38	$14.08	$112,680	0.10%	1.00%	1.17%	0.04%	(0.86%)
2014	7,136	$14.38	$14.21	$109,141	0.10%	1.00%	1.18%	4.99%	4.05%

Annual Report
78

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 60% Investor Class
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%)	(7.76%)
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%
2016	10,498	$15.88	$19.79	$160,742	0.10%	1.40%	1.25%	4.68%	3.32%
2015	11,025	$15.17	$19.15	$162,640	0.10%	1.40%	1.08%	0.31%	(0.99%)
2014	10,975	$15.12	$19.34	$162,728	0.10%	1.40%	1.26%	5.30%	3.93%
VIP - FundsManager 70% Investor Class
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%)	(8.42%)
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
2016	4,983	$16.65	$14.87	$82,243	0.10%	1.00%	1.09%	4.85%	3.91%
2015	5,176	$15.88	$14.31	$81,751	0.10%	1.00%	0.95%	0.39%	(0.52%)
2014	4,965	$15.82	$14.38	$78,430	0.10%	1.00%	1.13%	5.05%	4.10%
VIP - FundsManager 85% Investor Class
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%)	(9.81%)
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
2016	2,016	$17.68	$14.88	$34,816	0.10%	1.00%	0.93%	5.55%	4.60%
2015	2,066	$16.75	$14.23	$33,906	0.10%	1.00%	1.47%	0.29%	(0.61%)
2014	1,935	$16.70	$14.32	$31,583	0.10%	1.00%	1.02%	5.19%	4.24%
VIP - Consumer Staples
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%)	(16.68%)
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
2016	133	$22.53	$22.10	$2,986	0.80%	1.00%	1.14%	2.89%	2.69%
2015	110	$21.90	$21.52	$2,398	0.80%	1.00%	1.71%	8.58%	8.36%
2014	85	$20.17	$19.86	$1,694	0.80%	1.00%	1.41%	14.74%	14.51%
VIP - Consumer Staples Investor Class
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%)	(16.13%)
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
2016	998	$22.13	$29.53	$23,031	0.10%	0.25%	1.40%	3.57%	3.41%
2015	867	$21.37	$22.82	$19,305	0.10%	0.25%	1.58%	9.30%	9.13%
2014	754	$19.55	$26.16	$15,414	0.10%	0.25%	1.49%	15.40%	15.23%
VIP - Materials
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%)	(24.22%)
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
2016	47	$17.75	$17.40	$831	0.80%	1.00%	0.90%	11.30%	11.08%
2015	49	$15.94	$15.67	$781	0.80%	1.00%	1.17%	(9.74%)	(9.92%)
2014	71	$17.66	$17.39	$1,241	0.80%	1.00%	0.93%	(0.43%)	(0.63%)
VIP - Materials Investor Class
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%)	(23.84%)
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
2016	276	$17.28	$37.64	$5,087	0.10%	0.25%	0.89%	11.95%	11.78%
2015	292	$15.43	$16.61	$4,906	0.10%	0.25%	1.24%	(9.18%)	(9.32%)
2014	356	$16.99	$37.13	$6,538	0.10%	0.25%	0.97%	0.21%	0.06%
VIP - Communication Services (7)
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%)	(6.31%)
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
2016	102	$15.66	$15.35	$1,606	0.80%	1.00%	1.38%	21.82%	21.58%
2015	54	$12.85	$12.63	$694	0.80%	1.00%	1.33%	1.62%	1.41%
2014	45	$12.65	$12.45	$575	0.80%	1.00%	3.58%	2.67%	2.46%
VIP - Communication Services Investor Class (7)
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%)	(5.63%)
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
2016	350	$21.06	$39.76	$6,603	0.10%	0.25%	1.46%	22.57%	22.39%
2015	174	$17.18	$13.39	$2,648	0.10%	0.25%	1.40%	2.28%	2.13%
2014	128	$16.80	$31.81	$1,993	0.10%	0.25%	3.58%	3.37%	3.22%

Annual Report
79

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%)	(18.82%)
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%
2016	33	$7.61	$7.48	$251	0.80%	1.00%	0.34%	2.41%	2.21%
2015	45	$7.43	$7.32	$340	0.80%	1.00%	0.49%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (5)
2018	—	$—	$—	$—	—	—	—	—	—
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	52	$8.33	$8.22	$429	0.80%	1.00%	0.27%	0.54%	0.34%
VIP - Emerging Markets Investor Class
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)	(18.23%)
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
2016	546	$10.17	$21.14	$5,256	0.10%	0.25%	0.59%	2.96%	2.81%
2015	298	$9.87	$7.71	$2,764	0.10%	0.25%	0.52%	(10.17%)	(10.31%)
2014	263	$10.99	$22.92	$2,725	0.10%	0.25%	0.28%	1.20%	1.05%
VIP - Floating Rate High Income
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%)	(1.17%)
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
2016	28	$10.62	$10.57	$295	0.80%	1.00%	4.59%	8.31%	8.09%
2015	19	$9.81	$9.78	$189	0.80%	1.00%	4.95%	(0.89%)	(1.09%)
2014	9	$9.90	$9.88	$90	0.80%	1.00%	1.94%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%)	(0.45%)
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
2016	1,797	$10.82	$10.78	$19,415	0.10%	0.25%	4.35%	9.05%	8.89%
2015	1,305	$9.92	$9.90	$12,927	0.10%	0.25%	3.52%	(0.19%)	(0.34%)
2014	2,087	$9.94	$9.93	$20,736	0.10%	0.25%	2.53%	(0.60%)	(0.70%)
VIP - Bond Index (6)
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%	1.43	% (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%)	(10.33	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%)	(15.93	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%)	(14.00	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	—	$—	$—	$—	—	—	—	—	—

Annual Report
80

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Emerging Markets Equity
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
2016	342	$10.03	$23.57	$5,173	0.10%	1.00%	0.49%	6.63%	5.67%
2015	405	$9.41	$22.30	$5,790	0.10%	1.00%	0.81%	(10.78%)	(11.59%)
2014	492	$10.54	$25.22	$7,783	0.10%	1.00%	0.37%	(4.58%)	(5.44%)
VIF - Emerging Markets Debt
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%)	(7.88%)
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%
2016	760	$12.74	$31.64	$12,923	0.10%	1.00%	5.42%	10.44%	9.45%
2015	791	$11.54	$28.91	$12,227	0.10%	1.00%	5.30%	(1.21%)	(2.10%)
2014	959	$11.68	$29.53	$14,915	0.10%	1.00%	5.44%	2.82%	1.90%
VIF - Global Strategist
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%)	(7.44%)
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
2016	326	$14.40	$15.53	$4,691	0.10%	1.00%	—	5.47%	4.52%
2015	367	$13.65	$14.85	$5,021	0.10%	1.00%	1.49%	(6.49%)	(7.33%)
2014	479	$14.60	$16.03	$6,972	0.10%	1.00%	0.85%	2.05%	1.13%
Invesco - V.I. Global Core Equity
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%)	(16.17%)
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
2016	228	$14.79	$17.55	$3,235	0.10%	1.00%	1.05%	6.71%	5.75%
2015	238	$13.86	$16.60	$3,166	0.10%	1.00%	1.34%	(1.52%)	(2.41%)
2014	235	$14.08	$17.01	$3,202	0.10%	1.00%	1.88%	0.59%	(0.32%)
WFF - VT Discovery
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	—	28.10%	27.84%
2016	87	$37.26	$35.96	$3,250	0.80%	1.00%	—	6.78%	6.57%
2015	94	$34.90	$33.74	$3,271	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	105	$35.70	$34.59	$3,738	0.80%	1.00%	—	(0.45%)	(0.65%)
WFF - VT Opportunity
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%)	(8.08%)
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
2016	38	$39.31	$37.94	$1,485	0.80%	1.00%	2.08%	11.33%	11.11%
2015	43	$35.31	$34.15	$1,501	0.80%	1.00%	0.13%	(3.86%)	(4.05%)
2014	45	$36.73	$35.59	$1,672	0.80%	1.00%	0.06%	9.54%	9.32%
Lazard - Retirement Emerging Markets
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
2016	1,014	$10.51	$13.21	$12,680	0.10%	1.00%	1.52%	21.00%	19.91%
2015	864	$8.68	$11.01	$8,927	0.10%	1.00%	1.27%	(19.98%)	(20.70%)
2014	1,010	$10.85	$13.89	$13,470	0.10%	1.00%	1.98%	(4.48%)	(5.34%)
PVIT - Commodity Real Return
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%)	(14.82%)
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
2016	341	$6.06	$5.80	$2,053	0.10%	1.00%	1.15%	15.04%	14.00%
2015	239	$5.27	$5.09	$1,252	0.10%	1.00%	4.47%	(25.78%)	(26.45%)
2014	256	$7.09	$6.92	$1,807	0.10%	1.00%	0.36%	(18.51%)	(19.24%)
PVIT - Low Duration
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
2016	3,749	$10.99	$10.91	$42,319	0.10%	1.00%	1.49%	1.30%	0.39%
2015	4,123	$10.85	$10.86	$45,985	0.10%	1.00%	3.39%	0.21%	(0.69%)
2014	4,587	$10.82	$10.94	$51,190	0.10%	1.00%	1.12%	0.75%	(0.16%)
Annual Report
81

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
2016	1,704	$11.57	$12.04	$20,809	0.10%	1.00%	2.27%	5.09%	4.14%
2015	1,644	$11.01	$11.56	$19,153	0.10%	1.00%	3.78%	(2.80%)	(3.68%)
2014	2,087	$11.33	$12.00	$25,019	0.10%	1.00%	1.42%	2.99%	2.06%
PVIT - Total Return
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%
2016	3,826	$11.89	$12.20	$47,792	0.10%	1.00%	2.08%	2.57%	1.65%
2015	3,978	$11.59	$12.00	$48,412	0.10%	1.00%	4.91%	0.35%	(0.56%)
2014	4,299	$11.55	$12.07	$52,349	0.10%	1.00%	2.16%	4.17%	3.24%
Blackrock - Global Allocation V.I.
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
2016	2,649	$12.21	$11.69	$32,174	0.10%	1.00%	1.04%	3.85%	2.92%
2015	3,288	$11.76	$11.36	$38,481	0.10%	1.00%	1.01%	(0.97%)	(1.86%)
2014	3,196	$11.87	$11.58	$37,821	0.10%	1.00%	2.06%	1.86%	0.95%
FTVIP - Templeton Global Bond
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%	1.12%
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	—	1.82%	1.11%
2016	1,136	$10.96	$10.50	$12,398	0.10%	1.00%	—	2.84%	1.91%
2015	1,459	$10.66	$10.30	$15,498	0.10%	1.00%	8.01%	(4.40%)	(5.26%)
2014	1,804	$11.15	$10.88	$20,057	0.10%	1.00%	4.97%	1.73%	1.02%
FTVIP - Franklin U.S. Gov't Securities
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%	(0.47%)
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%
2016	645	$10.34	$10.00	$6,648	0.10%	0.80%	2.49%	0.56%	(0.14%)
2015	642	$10.28	$10.02	$6,588	0.10%	0.80%	2.45%	0.37%	(0.33%)
2014	400	$10.25	$10.05	$4,093	0.10%	0.80%	2.48%	3.28%	2.56%

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

  Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

  Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

(6)  New Fund. See Note 1

(7)  Fund Name Change. See Note 1

(8)  These portfolios commenced operations effective June 8, 2018.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report
82

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Empire Fidelity Investments Variable Annuity Account A as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 (1)	Fidelity VIP Freedom Lifetime Inc I - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc II - Investor Class (1)
Fidelity VIP Freedom Lifetime Inc III - Investor Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report
83

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (2)	Fidelity VIP - Total Market Index (2)	Fidelity VIP - Extended Market Index (2)
Fidelity VIP - International Index (2)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

(2) Statement of operations and statement of changes in net assets for the period June 8, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2019

We have served as the auditor of one or more of the subaccounts in Empire Fidelity Investments Variable Annuity Account A since 1991.

Annual Report
84

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0219

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
for the years ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (a wholly-owned ultimate subsidiary of FMR LLC), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2019

1

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2018	2017

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $208,806 in 2018 and $204,493 in 2017)	$204,980	$205,267
Policy loans	39	37
Total Investments	205,019	205,304

Cash and cash equivalents	9,914	6,791
Accrued investment income	1,709	1,629
Deferred policy acquisition costs	55,904	56,641
Reinsurance deposit and receivables	31,845	33,496
Other assets	1,770	1,897
Separate account assets	2,492,773	2,713,700
Total Assets	2,798,934	3,019,458

LIABILITIES
Future contract and policy benefits	58,396	61,469
Contract holder deposit funds	99,036	98,929
Other liabilities and accrued expenses	4,841	3,828
Deferred tax liability, net	5,501	5,330
Investment trades payable, net	1,211	369
Payable to parent and affiliates, net	729	816
Income taxes payable	269	576
Separate account liabilities	2,492,773	2,713,700
Total Liabilities	2,662,756	2,885,017

Commitments and Contingencies (Note 11)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive (loss) income	(3,476)	544
Retained earnings	124,154	118,397
Total Stockholder's Equity	136,178	134,441
Total Liabilities and Stockholder's Equity	$2,798,934	$3,019,458

The accompanying notes are an integral part of the financial statements

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2018	2017	2016
REVENUES
Fees charged to contract holders	$10,389	$10,116	$9,536
Fund administration fees (1)	7,167	6,752	6,174
Net investment income	5,344	4,657	3,729
Interest on reinsurance deposit	1,213	1,246	1,794
Premiums, net	345	701	743
Gain from reinsurance recapture	—	—	9,672
Net realized investment (losses) gains:
Net realized investment (losses) gains on sales	(1,237)	(207)	328

Total revenues	23,221	23,265	31,976

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	9,798	5,216	6,023
Contract and policy benefits and expenses	6,909	4,943	18,247

Total Benefits and Expenses	16,707	10,159	24,270

Income before income taxes	6,514	13,106	7,706

Income tax expense (benefit)	757	(71)	1,744
Net Income	5,757	13,177	5,962

Other comprehensive (loss) income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(5,315)	1,836	(697)
Reclassification adjustment for net realized losses (gains) included in net income	1,237	207	(328)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	58	(623)	359
Other comprehensive (loss) income, net of tax	(4,020)	1,420	(666)
Comprehensive Income	$1,737	$14,597	$5,296

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2018, 2017, and 2016

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2015	$2,000	$13,500	$(210)	$99,258	$114,548

Comprehensive income:
Net income	—	—	—	5,962	5,962
Other comprehensive income (loss)	—	—	(666)	—	(666)

Balance at December 31, 2016	$2,000	$13,500	$(876)	$105,220	$119,844

Comprehensive income:
Net income	—	—	—	13,177	13,177
Other comprehensive income (loss)	—	—	1,420	—	1,420

Balance at December 31, 2017	$2,000	$13,500	$544	$118,397	$134,441

Comprehensive income:
Net income	—	—	—	5,757	5,757
Other comprehensive income (loss)	—	—	(4,020)	—	(4,020)

Balance at December 31, 2018	$2,000	$13,500	$(3,476)	$124,154	$136,178

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2018	2017	2016
Cash flows provided by (used for) operating activities:
Net income	$5,757	$13,177	$5,962
Adjustments to reconcile net income to cash provided by operating activities:
Proceeds from reinsurance recapture	—	—	55,397
Gain from reinsurance recapture	—	—	(9,672)
Amortization	232	401	497
Net realized investment losses (gains) on sales	1,237	207	(328)
Provision (benefit) for deferred taxes	229	(2,121)	(3,020)
Change in assets and liabilities:
Accrued investment income	(80)	(117)	(561)
Deferred policy acquisition costs, net of amortization	1,259	(3,434)	(1,430)
Future contract and policy benefits, net	5,353	7,340	18,941
Reinsurance deposit and receivables	1,651	1,308	1,393
Payable to parent and affiliates, net	(87)	(286)	567
Income taxes	(307)	503	664
Other assets and other liabilities, net	1,140	477	(4)

Net cash provided by operating activities	16,384	17,455	68,406

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(65,144)	(85,141)	(197,296)
Proceeds from sales of debt securities	52,360	75,148	131,136
Proceeds from maturities and calls of debt securities	7,002	4,860	2,503
Investment trades payable/ receivable, net	842	374	(5)
Change in policy loans	(2)	2	(2)

Net cash (used for) investing activities	(4,942)	(4,757)	(63,664)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	122,373	139,933	107,865
Net transfers from separate accounts	69,534	29,240	48,436
Withdrawals from variable annuity contracts	(195,158)	(176,273)	(157,491)
Withdrawals from fixed annuity contracts	(5,068)	(5,626)	(6,191)

Net cash used for financing activities	(8,319)	(12,726)	(7,381)

Net increase (decrease) in cash and cash equivalents	3,123	(28)	(2,639)

Cash and cash equivalents:
Beginning of year	6,791	6,819	9,458
End of year	$9,914	$6,791	$6,819

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.
The Company issues and services variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Accounts and Variable Life Accounts, respectively which are separate accounts of the Company. The assets of the Variable Annuity Accounts and Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (1) the Company has the intent to sell the debt security or (2) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $9,885 and $6,632 at December 31, 2018, and 2017, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $2,597 and $1,919 at December 31, 2018, and 2017, respectively.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs (continued)
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2018, 2017, or 2016.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements
In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance permitting a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the financial statements.
In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The adoption of this guidance did not have an impact on the financial statements. This guidance became effective for the Company on January 1, 2018.
In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
Future Adoption of Accounting Pronouncements
In August 2018, the FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company beginning January 1, 2021. The Company is currently evaluating the impact this guidance will have on the financial statements.
In March 2017, the FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The guidance will be effective for the Company beginning January 1, 2019. The Company is currently evaluating the impact this guidance will have on the financial statements.
In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects current expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the financial statements.
In February 2016, the FASB issued new guidance on accounting for leases. This guidance will result in leases being accounted for as either finance or operating leases. Both leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The new guidance will be effective

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (continued)
for the Company beginning January 1, 2019. The Company is currently evaluating the impact this guidance will have on the financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2018	2017
Beginning Balance	$200	$253
Change in benefit ratio estimate	(5)	(75)
Interest on reserve	13	12
Claims paid	—	(57)
Accrual of benefit ratio	173	67
Ending Balance	$381	$200

The reinsurance recoverables associated with the GMDB were $381 and $200 at December 31, 2018 and 2017, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity GMDB Mortality Table.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

•	The base lapse rate assumption varies from 4.7% to 7.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.9%.

•	The discount rate is 6.425%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2018 and 2017. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2018	2017
Net deposits paid
Account value	$443,342	$506,648
Net amount at risk	$7,728	$7,729
Average attained age of contract holders	69	68
Ratchet (highest historical account value at specified anniversary dates)
Account value	$24,902	$28,463
Net amount at risk	$3,696	$2,088
Average attained age of contract holders	72	72
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (1) withdrawals if the youngest annuitant is under age 59½, (2) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2018	2017
Beginning Balance	$212	$230
Change in benefit ratio estimate	8	(44)
Interest on reserve	12	10
Accrual of benefit ratio	16	16
Ending Balance	$248	$212
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The reinsurance recoverables associated with the GMWB were $241 and $205 at December 31, 2018, and 2017, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 12 ½ years from issue and age 59 ½.

•	The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 5.3%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.
The table below displays the account value and guaranteed withdrawal values at December 31, 2018, and 2017:

	Years Ended December 31,
	2018	2017
Account value	$123,497	$147,488
GWB value	$142,167	$148,464
Average attained age of contract holders	77	76
4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2018	2017	2016

Debt securities	$6,098	$5,466	$4,440
Cash and cash equivalents	110	31	25
Other	2	3	2
Total investment income	6,210	5,500	4,467
Less: investment expenses	866	843	738
Net investment income	$5,344	$4,657	$3,729

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2018	2017	2016

Debt securities:
Gross realized gains	$39	$366	$936
Gross realized losses	(1,276)	(573)	(608)
Total realized investment (losses) gains	$(1,237)	$(207)	$328
There were no realized investment losses as a result of other than temporary impairments in 2018, 2017 or 2016. There were no debt securities that were non-income producing for 2018, 2017 or 2016, respectively.
Net unrealized investment gains (losses) on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2018	2017

Debt securities	$(3,826)	$774
DAC	443	(79)
Deferred income tax benefit (expense)	(93)	(151)
	$(3,476)	$544

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2018, were as follows:

	2018
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$25,180	$(299)	10	$25,180	$(299)	10
Corporate debt securities	37,471	(557)	101	107,336	(3,181)	329	144,807	(3,738)	430
Mortgage and asset-backed securities	284	(4)	1	2,455	(45)	13	2,739	(49)	14
Total	$37,755	$(561)	102	$134,971	$(3,525)	352	$172,726	$(4,086)	454

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	224	(4)	2	1,008	(28)	5	1,232	(32)	7
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$224	$(4)	2	$1,008	$(28)	5	$1,232	$(32)	7
Debt securities that have been in a continuous unrealized loss position as of December 31, 2017, were as follows:

	2017
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$33,817	$(316)	8	$9,089	$(229)	5	$42,906	$(545)	13
Corporate debt securities	38,474	(158)	123	28,125	(427)	64	66,599	(585)	187
Mortgage and asset-backed securities	1,976	(9)	12	269	(5)	3	2,245	(14)	15
Total	$74,267	$(483)	143	$37,483	$(661)	72	$111,750	$(1,144)	215

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	17	—	1	24	—	1	41	—	2
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$17	$—	1	$24	$—	1	$41	$—	2
The Company evaluates declines in fair values below cost for its debt securities. The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2018, and 2017. The majority of the securities are investment

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
grade debt securities with average fair values of 98% of amortized cost at December 31, 2018. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2018, were as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$36,897	$106	$(299)	$—	$36,704
Corporate and other debt securities	169,121	186	(3,770)	—	165,537
Mortgage and asset-backed securities	2,788	—	(49)	—	2,739
Total debt securities	$208,806	$292	$(4,118)	$—	$204,980

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2017, were as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$45,336	$9	$(544)	$—	$44,801
Corporate and other debt securities	156,777	1,909	(585)	—	158,101
Mortgage and asset-backed securities	2,380	—	(15)	—	2,365
Total debt securities	$204,493	$1,918	$(1,144)	$—	$205,267
During 2018 and 2017, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.
The amortized cost and fair value of debt securities at December 31, 2018, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$15,968	$15,916
Due after 1 year through 5 years	109,957	108,332
Due after 5 years through 10 years	62,856	61,782
Due after 10 years	17,237	16,211
Mortgage and asset-backed securities	2,788	2,739
	$208,806	$204,980

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
At December 31, 2018, and 2017, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2018, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $399 and $398 respectively. At December 31, 2017, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $397 and $396 respectively.
5. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2018
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$36,704	$—	$—	$36,704
Corporate and other debt securities	—	165,537	—	165,537
Mortgage and asset-backed securities	—	2,739	—	2,739
Total available-for-sale debt securities	36,704	168,276	—	204,980
Cash equivalents	9,885	—	—	9,885
Subtotal excluding separate account assets	46,589	168,276	—	214,865
Separate account assets	2,492,773	—	—	2,492,773
Total	$2,539,362	$168,276	$—	$2,707,638

	December 31, 2017
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$44,801	$—	$—	$44,801
Corporate and other debt securities	—	158,101	—	158,101
Mortgage and asset-backed securities	—	2,365	—	2,365
Total available-for-sale debt securities	44,801	160,466	—	205,267
Cash equivalents	6,632	—	—	6,632
Subtotal excluding separate account assets	51,433	160,466	—	211,899
Separate account assets	2,713,700	—	—	2,713,700
Total	$2,765,133	$160,466	$—	$2,925,599
There were no Level 3 assets held by the Company during 2018 or 2017. There were no transfers into or out of Level 3 during 2018 or 2017.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2018		December 31, 2017
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Policy loans	$39	$39	$37	$37
Reinsurance deposit and receivables	31,845	32,689	33,496	35,371
	$31,884	$32,728	$33,533	$35,408

Financial Liabilities:
Contract holder deposit funds	$99,036	$100,245	$98,929	$102,284
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2018	2017	2016
Current:
Federal	$465	$1,964	$4,737
State	63	86	27
	528	2,050	4,764
Deferred:
Federal	229	(2,121)	(3,020)

Income tax expense (benefit)	$757	$(71)	$1,744
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.
Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2018	2017
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(8,795)	$(8,918)
Contract holder reserves	2,790	5,522
Contract holder reserves - TCJA Transition Adjustment	449	(1,862)
Unrealized gains on available-for-sale securities	804	(163)
Deferred revenue	100	110
Capital loss carry forward	165	—
Other, net	(45)	(19)
Net deferred tax liability before valuation allowance	(4,532)	(5,330)
Valuation allowance	(969)	—
Net deferred tax liability after valuation allowance	$(5,501)	$(5,330)
At December 31, 2018, the Company had deferred tax assets related to net capital loss carry forwards of $165, which if unused, will expire in 2023 and net unrealized losses on its available-for-sale debt securities of $804. The Company determined that it is more likely than not that the benefit from the net capital loss carry forward and net unrealized losses on its available-for-sale debt securities will not be realized given limited evidence supporting projections for sufficient future taxable income that is capital in nature. Accordingly, the Company recorded a valuation allowance of $969 as of December 31, 2018 related to these deferred tax assets. The Company recorded a valuation allowance of $0 as of December 31, 2017. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2018	2017	2016

Tax provision at U.S. Federal statutory rate	$1,368	$4,587	$2,697
Dividends received deduction	(1,240)	(1,067)	(786)
Increase in valuation allowance	165	—	—
Impact of the Tax Cuts and Jobs Act	—	(3,461)	—
Other, net	464	(130)	(167)
Income tax expense (benefit)	$757	$(71)	$1,744
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax liability balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax liabilities of approximately $3,461.
The effects of tax legislation were recognized in the period of enactment. The Company provided a provisional estimate related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance as of December 31, 2017. The Company made additional refinements to income taxes related to the provisional amounts during the year ended December 31, 2018.
The Company paid FILI net federal and state income taxes of $835, $1,548, and $4,078 in 2018, 2017, and 2016 respectively, related to the Company’s separate-company basis.
The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.
The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2015. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.
The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2018, 2017 or 2016, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2018	2017	2016

Statutory net income	$7,825	$6,431	$11,620
Statutory surplus	$90,200	$83,147	$79,140
8.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $6,418, $5,968 and $5,401 in 2018, 2017 and 2016, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $3,666, $4,189, and $3,230 in 2018, 2017 and 2016, respectively.
The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred expenses of $3,612, $3,555, and $3,255 with FILI and $489, $585, and $561 with FMR LLC and its subsidiaries in 2018, 2017 and 2016 respectively. Intercompany balances are settled within 30 days in accordance with the terms of the respective agreements.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

8.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
The Company has an agreement with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $582, $585, and $512 in 2018, 2017 and 2016 respectively for such services.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $153, $153, and $131 in 2018, 2017 and 2016, respectively.
9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2018	2017	2016
Underwriting, acquisition and insurance expenses:
Commissions, gross	$3,666	$4,189	$3,230
Compensation and benefits	2,275	1,970	1,599
Capitalization of deferred policy acquisition costs	(3,670)	(4,197)	(3,255)
Amortization of deferred policy acquisition costs	4,929	763	1,825
Rent expenses	149	132	121
Taxes, licenses and fees	612	154	220
General insurance expenses	1,837	2,205	2,283

Total underwriting, acquisition and insurance expenses	$9,798	$5,216	$6,023
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. The Company increased amortization by $836 and decreased amortization by $2,818, and $1,730 in 2018, 2017 and 2016, respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
10. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in Reinsurance

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
deposit and receivables on the Balance Sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%.
Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
The Company had entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company of New York (“GLICNY”). Sales of this product were discontinued in May 2008. The receivable had been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies was accounted for as a deposit liability and recorded in contract holder deposit funds.
Under this reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts was recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with GLICNY that reinsured the fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before-tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $0, $0, and $11,445 for the years ended December 31, 2018, 2017 and 2016, respectively.
Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	Years Ended December 31,
	2018	2017
Reinsurance deposits and receivables:
Principal Life Insurance Company	$27,419	$29,159

Contract holder deposit funds and future contract and policy benefits	$27,419	$29,159

Interest on reinsurance deposit	$1,191	$1,204

Contract and policy benefits and expenses	$1,055	$1,071
The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2018	2017	2016

Direct life premiums	$1,056	$1,084	$1,131
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(711)	(383)	(388)
Net premiums	$345	$701	$743

Direct contract and policy benefits	$6,864	$6,883	$20,348
Reinsurance ceded benefits incurred	(1,302)	(3,302)	(3,429)
Reinsurance costs	1,347	1,362	1,328
Net contract and policy benefits	$6,909	$4,943	$18,247
11. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 25, 2019 and did not identify any events that would require adjustments to, or disclosure in, the financial statements.

25

PART C
OTHER INFORMATION

Item 24  Financial Statements and Exhibits

a)                           Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A, other than Accumulation Unit Values.

(1)                                           Statements of Assets and Liabilities and Statements of Operations for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2018.

(2)                                           Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years Ended December 31, 2018 and 2017.

(3)                                           Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(4)                                           Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2018 and 2017.

(5)                                           Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2018, 2017, and 2016.

(6)                                           Statements of Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2018, 2017, and 2016.

(7)                                           Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2018, 2017, and 2016.

(8)                                           Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(9)                                           Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)                           Exhibits

(1)                                           Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)                                           Custody Agreement - Not Applicable

(3)                                           Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC (Note 1)

(4)                                           Variable Annuity Policy (Note 4)

(5)                                           Application for Deferred Variable Annuity (Note 4)

(6)                                           Certification of Incorporation and By-laws

(a) Charter of Empire Fidelity Investments Life.  (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life.  (Note 1)

(7)                                           Form of Reinsurance Agreement - Not Applicable

(8)                                           Not Applicable

(9)                                           Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9

(10)                                    Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11)                                    Not Available

(12)                                    Not Available

(13)                                    Performance Advertising Calculations (Note 2)

(14)                                    (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”).  (Note 2)

(f) Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”).  (Note 3)

(g) Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company.  (Note 5)

(h) Participation Agreement between Empire Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc. (Note 6)

(15)                                    Powers of Attorney

(a) Power of Attorney for William J. Johnson, Jr. (Note 7)

(b) Power of Attorney for Norman L. Ashkenas (Note 7)

(c) Power of Attorney for Peter G. Johannsen (Note 7)

(d) Power of Attorney for Malcolm MacKay (Note 7)

(e) Power of Attorney for Kathleen A. Murphy (Note 7)

(f) Power of Attorney for Rodney R. Rohda (Note 7)

(g) Power of Attorney for Roger T. Servison (Note 7)

(h) Power of Attorney for Sriram Subramaniam (Note 7)

(i) Power of Attorney for Miles Mei (Note 7)

(j) Power of Attorney for Jane P. Jamieson (Note 8)

(k) Power of Attorney for Nancy D. Prior (Note 8)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement No. 33-42376 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 28, 1998.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2006.

(Note 4) Incorporated by reference from the Registration Statement’s initial filing on August 9, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on June 18, 2010.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., President and Director

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

SRIRAM SUBRAMANIAM, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

Executive Officers of Empire Fidelity Investments Life

Lance A. Warrick	Vice President, General Counsel, and Secretary
Miles Mei	Treasurer

Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer

Felicia F. Tierney	Vice President, Human Resources
Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Maryann P. Crews	Illustration Actuary
Richard S. Rowland	Vice President, Channel Development
Joshua M. Deakin	Vice President, Client Services & Operations

Sandra Gorham	Vice President, Technology Management

The principal business address of each of the above persons is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 29, 2019 there were 0 Qualified Contracts and 7,239 Non-Qualified Contracts Outstanding.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer, and President
	Kevin M. Barry	Director
	Kathleen Murphy	Director
	David Canter	Director

Michael Lyons	Chief Financial Officer
Michael Lyons	Senior Vice President and Treasurer

Eric C. Green	Assistant Treasurer
David Forman	Secretary and Chief Legal Officer
Norman Ashkenas	Chief Compliance Officer
Peter D. Stahl	Assistant Secretary

The address for each person named in Item 29 is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 31. Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2018, 2017, and 2016 were $3,612,137, $3,555,235, and $3,225,240 respectively.

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 30th day of April, 2019.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By:	EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 2019.

Signature	Title

/s/ *		)
William J. Johnson, Jr	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)

/s/ *		)By:	/s/Lance A. Warrick
Peter G. Johannsen	Director		Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Nancy D. Prior	Director	)
/s/ *		)
Sriram Subramanian	Director	)
/s/ *		)
Jane P. Jamieson	Director	)